             As filed with the Securities and Exchange Commission on May 9, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08243
                                                     ---------


                                THE POTOMAC FUNDS
                                -----------------
               (Exact name of registrant as specified in charter)



                         33 WHITEHALL STREET, 10TH FLOOR
                         -------------------------------
                               NEW YORK, NY 10004
                               ------------------
               (Address of principal executive offices) (Zip code)



                                DANIEL D. O'NEILL
                                -----------------
                         33 WHITEHALL STREET, 10TH FLOOR
                         -------------------------------
                               NEW YORK, NY 10004
                               ------------------
                     (Name and address of agent for service)



                                 1-646-572-3390
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: August 31, 2005



Date of reporting period:  February 28, 2005

                             LETTER TO SHAREHOLDERS
                               FEBRUARY 28, 2005

Dear Shareholder,

This Semi-Annual Report covers the period from September 1, 2004 through February 28, 2005 (the "Semi-Annual Period"). As I reviewed the period, I was surprised to find that the equity markets performed as well as they did (a function, at least in part, of the markets' struggles since the end of the Semi-Annual Period.)

The equities markets were decidedly flat from January 1, 2004 until the beginning of the Semi-Annual Period and on into September. The situation in Iraq and the uncertainty regarding the November election seemed to weigh on the markets and led to a lack of direction. As the election approached, investors seemed to respond positively to the simple fact that the uncertainty would soon be resolved. After a lackluster September, the equities markets found direction and headed higher, with the S&P 500 gaining 9.23% on a total return basis from the end of September through the end of the year, while the Dow gained 7.59%, the Nasdaq 100 gained 14.87% and the Russell 2000 gained 14.15%. The bond market traded sideways, reacting to the Federal Reserves decision to raise the Federal Funds rates from the historically low 1.00%.

Unfortunately, the markets lost late 2004's momentum immediately in 2005. Fear of inflation, a product of rising short-term interest rates and higher commodity prices, frightened investors and caused a sell-off during the first week of the year. Thereafter, the markets struggled, trading mostly sideways. For the first two months of 2005, the S&P 500, the Nasdaq 100 and the Russell 2000 declined ..39%, 6.71%, and 2.55%, respectively, while the Dow had a moderate gain of 0.25%. In the aggregate, for the six months ended February 28, 2005, the Dow Jones gained 7.00% while the Dow 30 Plus Fund to a total return of 7.43%. The S&P 500 advanced 9.98%, explaining the US Short Fund's decline of 9.79%. The NASDAQ 100 gained 10.62% and pushed the OTC Plus Fund to a return of 11.98%. Finally, the Russell 2000 gained 16.46%, leading to total return of 18.86% for the Small Cap Plus Fund and a decline of 15.82% for the Small Cap Short Fund. Both the Warwick Fund and the Horizon Fund provided positive returns for the period, gaining 6.40% and 8.45% respectively.

On the fixed income side, the ContraBond Fund provided a moderate return of 1.45% for the period as the yield on the 10 Year Note rose from 4.12% to 4.38%. The Dynamic HY Bond Fund gained 3.32% but disappointed as the Lehman High Yield index returned 7.51%. Managing the Dynamic HY Fund has proven challenging and we continue to tweak the approach.

As always, we look forward to our continued mutual success.

Regards,

The Potomac Funds -- Rafferty Asset Management, LLC

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EXPENSE EXAMPLE (UNAUDITED)
                               FEBRUARY 28, 2005

As a shareholder of the U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Warwick Fund, Horizon Fund, Contrabond Fund, Dynamic HY Bond Fund, Commodity Bull Fund, or the U.S. Government Money Market Fund (the "Funds"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (September 1, 2004 - February 28, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $15.00 wire transfer free discussed above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE TABLES

                                                                 U.S./SHORT FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $            892.43    $              9.15
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,015.12                   9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                  OTC PLUS FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $          1,111.12    $              9.16
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,016.12                   8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                               SMALL CAP PLUS FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $          1,179.92    $              9.46
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,016.12                   8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                              SMALL CAP/SHORT FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $            832.13    $              8.86
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,015.12                   9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                DOW 30 PLUS FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $          1,032.92    $              8.82
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,016.12                   8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                  WARWICK FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $          1,054.08    $             10.19
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,014.88                   9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                  HORIZON FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $          1,074.58    $             10.29
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,014.88                   9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                 CONTRABOND FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $          1,005.82    $              8.70
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,016.12                   8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                              DYNAMIC HY BOND FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE     SEPTEMBER 1, 2004-
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $          1,026.16    $              7.13
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,017.75                   7.10

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                 COMMODITY BULL FUND
                                           ---------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    FEBRUARY 17, 2005 -
                                           SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                           -----------------    -------------------    -------------------
Actual                                         $1,000.00        $          1,063.97    $              0.54*
Hypothetical (5% return before
  expenses)                                     1,000.00                   1,016.12                   8.75**

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period February 17, 2005 - February 28, 2005, the Fund's commencement date to the end of the period to reflect the Fund's actual expenses.

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                        U.S. GOVERNMENT MONEY MARKET FUND
                                         ---------------------------------------------------------------
                                                                                           EXPENSES PAID
                                                 BEGINNING                 ENDING         DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                         SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                         -----------------    -------------------    -------------------
Actual                                       $1,000.00        $          1,000.24    $              4.96
Hypothetical (5% return before
  expenses)                                   1,000.00                   1,019.84                   5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                U.S./SHORT FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


U.S. Government Agency Obligations                           41%
Short Securities                                             32%
Cash*                                                        27%
Futures                                                       0%

                                 OTC PLUS FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


Information Technology                                       50%
Consumer Discretionary                                       16%
U.S. Government Agency Obligations                           12%
Health Care                                                  10%
Industrials                                                   4%
Telecommunications Services                                   3%
Cash*                                                         3%
Consumer Staples                                              1%
Materials                                                     1%

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                              SMALL CAP PLUS FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


U.S. Government Agency Obligations                           68%
Cash*                                                        28%
Swaps                                                         4%
Futures                                                       0%

                              SMALL CAP/SHORT FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


U.S. Government Agency Obligations                           54%
Cash*                                                        37%
Swaps                                                         9%

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                                DOW 30 PLUS FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


Industrials                                                  25%
Consumer Staples                                             13%
Financials                                                   13%
Information Technology                                       10%
Consumer Discretionary                                        8%
Health Care                                                   8%
Cash*                                                         7%
Materials                                                     5%
Energy                                                        4%
Telecommunications Services                                   4%
U.S. Government Agency Obligations                            4%
Futures                                                       1%

                                  WARWICK FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


U.S. Government Agency Obligations                          100%
Cash*                                                         0%

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                                  HORIZON FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]

Industrials                                                   5%
Consumer Staples                                              7%
Financials                                                   18%
Information Technology                                       21%
Consumer Discretionary                                       18%
Health Care                                                  12%
Cash*                                                         4%
Materials                                                     1%
Energy                                                        1%
Utilities                                                     4%
Telecommunications Services                                   5%
U.S. Government Agency Obligations                            2%
Futures                                                       1%
Swaps                                                         1%

                              DYNAMIC HY BOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


Corporate Bonds                                              85%
Cash*                                                         9%
Money Market Funds                                            4%
Convertible Bonds                                             1%
Preferred Stock                                               1%

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                                CONTRABOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


Short Securities                                             52%
U.S. Government Agency Obligations                           46%
Cash*                                                         2%
Futures                                                       0%

                              COMMODITY BULL FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]



Cash*                                                        73%
U.S. Government Agency Obligations                           25%
Futures                                                       2%

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                       U.S. GOVERNMENT MONEY MARKET FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[PIE CHART]


U.S. Government Money Market Fund
U.S. Government Agency Obligations                           91%
Cash*                                                         9%

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                                U.S./SHORT FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 59.5%
$2,350,000    Federal Home Loan Bank
                Discount Note, 2.3075%
                03/16/2005                 $2,347,596
                                           ----------
              TOTAL INVESTMENTS - 59.5%
                (Cost $2,347,596)           2,347,596
              Other Assets in Excess of
                Liabilities - 40.5%         1,597,190
                                           ----------
              TOTAL NET ASSETS - 100.0%    $3,944,786
                                           ==========

Percentages are stated as a percent of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
15,500   Standard & Poor's Depository
           Receipts Trust Series 1          $1,869,610
                                            ----------
         TOTAL SECURITIES SOLD SHORT
           (Proceeds $1,260,837)            $1,869,610
                                            ==========

                                U.S./SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                         FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
   SHORT FUTURES CONTRACTS
    5       S&P 500 Index Futures
              Contracts
              Expiring March 2005
              (Underlying Face Amount
              at Market Value
              $1,504,000)                    $(3,648)
    9       S&P 500 Index Mini Futures
              Contracts
              Expiring March 2005
              (Underlying Face Amount
              at Market Value $541,463)       (5,213)
                                             -------
            Total Unrealized
              Depreciation on Short
              Futures Contracts              $(8,861)
                                             =======

                     See notes to the financial statements.

                                 OTC PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 84.9%
Air Freight & Logistics - 0.7%
       716   CH Robinson Worldwide,
               Inc.                        $    39,237
       889   Expeditors International
               Washington, Inc.                 49,348
                                           -----------
                                                88,585
                                           -----------
Biotechnology - 7.1%
     5,028   Amgen, Inc.*                      309,775
     3,080   Biogen Idec, Inc.*                119,042
     2,219   Chiron Corp.*                      78,952
     2,443   Genzyme Corp.*                    137,028
     3,621   Gilead Sciences, Inc.*            125,105
       410   Invitrogen Corp.*                  28,684
     2,261   Medimmune, Inc.*                   54,445
     2,850   Millennium
               Pharmaceuticals, Inc.*           24,510
                                           -----------
                                               877,541
                                           -----------
Chemicals - 0.3%
       563   Sigma-Aldrich Corp.                34,686
                                           -----------
Commercial Services & Supplies - 1.8%
     1,591   Apollo Group, Inc.*               117,161
       885   Career Education Corp.*            30,223
     1,749   Cintas Corp.                       76,571
                                           -----------
                                               223,955
                                           -----------
Communications Equipment - 10.0%
    19,981   Cisco Systems, Inc.*              348,069
     1,743   Comverse Technology, Inc.*         40,455
    13,928   JDS Uniphase Corp.*                26,463
     3,001   Juniper Networks, Inc.*            64,642
    16,791   QUALCOMM, Inc.                    606,323
     1,595   Research In Motion Ltd.*          105,445
     1,479   Telefonaktiebolaget LM
               Ericsson ADR*                    43,350
     2,020   Tellabs, Inc.*                     14,322
                                           -----------
                                             1,249,069
                                           -----------
Computer Programming Services - 0.2%
     3,184   BEA Systems, Inc.*                 26,427
                                           -----------
Computers & Peripherals - 7.7%
     9,526   Apple Computer, Inc.*             427,336
     7,763   Dell, Inc.*                       311,219

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Computers & Peripherals - 7.7% (Continued)
     3,187   Network Appliance, Inc.*      $    95,642
       801   QLogic Corp.*                      32,272
     1,269   SanDisk Corp.*                     34,111
    12,426   Sun Microsystems, Inc.*            52,438
                                           -----------
                                               953,018
                                           -----------
Containers & Packaging - 0.3%
     2,116   Smurfit-Stone Container
               Corp.*                           35,189
                                           -----------

Electronic Equipment & Instruments - 1.5%
     1,633   American Power Conversion
               Corp.                            35,959
       734   CDW Corp.                          42,183
     5,155   Flextronics International
               Ltd.*                            68,819
       839   Molex, Inc.                        21,084
     4,725   Sanmina-SCI Corp.*                 26,224
                                           -----------
                                               194,269
                                           -----------
Health Care Equipment & Supplies - 1.3%
     2,895   Biomet, Inc.                      122,227
       658   Dentsply International,
               Inc.                             36,170
                                           -----------
                                               158,397
                                           -----------
Health Care Providers & Services - 1.1%
       576   Express Scripts, Inc.*             43,367
       822   Lincare Holdings, Inc.*            33,357
     1,118   Patterson Cos, Inc.*               55,475
                                           -----------
                                               132,199
                                           -----------
Hotels, Restaurants & Leisure - 2.5%
     4,693   Starbucks Corp.*                  243,144
       908   Wynn Resorts Ltd*                  64,986
                                           -----------
                                               308,130
                                           -----------
Internet & Catalog Retail - 4.6%
     2,301   Amazon.Com, Inc.*                  80,949
     8,398   eBay, Inc.*                       359,770
     6,090   IAC/InterActiveCorp*              137,025
                                           -----------
                                               577,744
                                           -----------
Internet Software & Services - 1.9%
     2,040   VeriSign, Inc.*                    55,937
     5,613   Yahoo!, Inc.*                     181,131
                                           -----------
                                               237,068
                                           -----------

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 84.9% (CONTINUED)
IT Services - 1.4%
     2,078   Fiserv, Inc.*                 $    78,839
     3,047   Paychex, Inc.                      97,291
                                           -----------
                                               176,130
                                           -----------
Machinery - 1.0%
     1,654   Paccar, Inc.                      124,480
                                           -----------
Measuring Instruments - 0.3%
       852   Garmin Ltd.(+)                     43,665
                                           -----------

Media - 4.7%
     8,083   Comcast Corp.*                    263,102
     1,894   EchoStar Communications
               Corp.                            56,347
       722   Lamar Advertising Co.*             28,367
     1,501   Liberty Media
               International, Inc.*             64,888
       494   Pixar*                             44,178
    11,617   Sirius Satellite Radio,
               Inc.*                            64,707
     1,793   XM Satellite Radio
               Holdings, Inc. - Class
               A*                               59,097
                                           -----------
                                               580,686
                                           -----------
Pharmaceuticals - 0.9%
     3,907   Teva Pharmaceutical
               Industries, Ltd. ADR            117,640
                                           -----------

Retail - Food - 1.2%
     2,099   Costco Wholesale Corp.             97,793
       520   Whole Foods Market, Inc.           53,466
                                           -----------
                                               151,259
                                           -----------
Semiconductor & Semiconductor Equipment - 12.2%
     4,447   Altera Corp.*                      92,231
     7,460   Applied Materials, Inc.*          130,550
     2,082   ATI Technologies, Inc.*(+)         36,518
     2,094   Broadcom Corp.*                    67,532
    18,806   Intel Corp.                       450,968
     1,291   Intersil Corp.                     21,766
     2,012   KLA-Tencor Corp.*                  99,413
     1,195   Lam Research Corp.*                37,571
     3,486   Linear Technology Corp.           136,163

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Semiconductor & Semiconductor Equipment - 12.2%
(Continued)
     2,188   Marvell Technology Group
               Ltd.*                       $    80,059
     3,871   Maxim Integrated Products,
               Inc.                            166,530
     1,457   Microchip Technology, Inc.         40,009
     1,210   Novellus Systems, Inc.*            35,737
     3,925   Xilinx, Inc.                      118,535
                                           -----------
                                             1,513,582
                                           -----------
Software - 14.9%
     1,986   Adobe Systems, Inc.               122,636
     1,023   Autodesk, Inc.                     30,404
     2,160   Check Point Software
               Technologies*                    47,801
     1,709   Citrix Systems, Inc.*              38,453
     2,614   Electronic Arts, Inc.*            168,577
     2,002   Intuit, Inc.*                      85,686
       763   Mercury Interactive Corp.*         35,006
    31,761   Microsoft Corp.                   799,742
    18,163   Oracle Corp.*                     234,484
     5,056   Siebel Systems, Inc.*              43,128
     6,247   Symantec Corp.*                   137,496
     1,154   Synopsys, Inc.*                    20,887
     3,665   Veritas Software Corp.*            88,766
                                           -----------
                                             1,853,066
                                           -----------
Specialty Retail - 3.1%
     3,437   Bed Bath & Beyond, Inc.*          128,956
       923   Dollar Tree Stores, Inc.*          24,875
       792   Kmart Holding Corp.*               77,196
     1,227   Petsmart, Inc.                     37,424
     1,234   Ross Stores, Inc.                  34,552
     2,841   Staples, Inc.                      89,548
                                           -----------
                                               392,551
                                           -----------
Telecommunications - 3.9%
     5,750   Level 3 Communications,
               Inc.*                            13,398
     2,940   MCI, Inc.                          66,885
       812   NTL, Inc.*                         52,691
    11,832   Nextel Communications,
               Inc.*                           348,216
                                           -----------
                                               481,190
                                           -----------

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 84.9% (CONTINUED)
Trading Companies & Distributors - 0.3%
       616   Fastenal Co.                  $    36,011
                                           -----------
             TOTAL COMMON STOCKS
               (Cost $4,540,803)           $10,566,537
                                           -----------

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.6%
$1,450,000   Federal Home Loan Bank
               Discount Note, 2.3075%
               03/16/2005                  $ 1,448,517
                                           -----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS -
               11.6%
               (Cost $1,448,517)           $ 1,448,517
                                           -----------

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
             TOTAL INVESTMENTS - 96.5%
               (Cost $5,989,320)           $12,015,054
             Other Assets in Excess of
               Liabilities - 3.5%              426,865
                                           -----------
             TOTAL NET ASSETS - 100.0%     $12,441,919
                                           ===========

Percentages are calculated as a percent of net assets.

ADR American Depository Receipt

* Non-income producing security.

(+) Foreign security that trades on U.S. Exchange.

                     See notes to the financial statements.

                                 OTC PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                         FEBRUARY 28, 2005 (UNAUDITED)

-------------------------------------------------------------
                                               UNREALIZED
CONTRACTS                                    DEPRECIATION
-------------------------------------------------------------
  FUTURES CONTRACTS PURCHASED
   32       NASDAQ 100 Index Futures
              Contracts Expiring March
              2005 (Underlying Face
              Amount at Market Value
              $4,841,600)                     $(134,729)
                                              ---------

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 70.4%
$9,950,000    Federal Home Loan Bank
                Discount Note,
                2.3075% 03/16/2005        $ 9,939,822
                                          -----------
              TOTAL INVESTMENTS -70.4%
                (Cost $9,939,822)           9,939,822
              Other Assets in Excess
                of Liabilities - 29.6%      4,171,583
                                          -----------
              TOTAL NET ASSETS -100.0%    $14,111,405
                                          ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED
                         FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   26       Russell 2000 Index Futures
              Contracts Expiring March
              2005 (Underlying Face
              Amount at Market Value
              $8,229,000)                    $(56,117)
                                             ========

                              SMALL CAP PLUS FUND
                     SCHEDULE OF SWAPS CONTRACTS PURCHASED
                         FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  APPRECIATION
-----------------------------------------------------------
 EQUITY SWAP CONTRACTS PURCHASED
 13,146     Lehman Russell Index SWAP
              Contracts (Underlying
              Face Amount at Market
              Value $8,335,281)              $642,936
                                             ========

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2005 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 59.6%
$1,100,000    Federal Home Loan Bank
                Discount Note, 2.3075%
                03/16/2005                 $1,098,875
                                           ----------
              TOTAL INVESTMENTS - 59.6%
                (Cost $1,098,875)           1,098,875
              Other Assets in Excess of
                Liabilities - 40.4%           744,749
                                           ----------
              TOTAL NET ASSETS - 100.0%    $1,843,624
                                           ==========

Percentages are calculated as a percent of net assets.

                              SMALL CAP/SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                         FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
   SHORT EQUITY SWAP CONTRACTS
3,443       Lehman Russell Index SWAP
              Contracts (Underlying
              Face Amount at Market
              Value $2,183,356)             $(178,088)
                                            =========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
 COMMON STOCKS -- 88.9%
Aerospace & Defense - 11.8%
6,601    Boeing Co.                         $  362,857
6,601    Honeywell International, Inc.         250,640
6,601    United Technologies Corp.             659,308
                                            ----------
                                             1,272,805
                                            ----------
Amusement Parks - 1.7%
6,601    The Walt Disney Co.                   184,432
                                            ----------
Automobiles - 2.2%
6,601    General Motors Corp.                  235,458
                                            ----------
Chemicals - 3.3%
6,601    EI Du Pont de Nemours & Co.           351,833
                                            ----------
Computers & Peripherals - 8.4%
6,601    Hewlett-Packard Co.                   137,301
6,601    Intel Corp.                           158,292
6,601    International Business Machines
           Corp.                               611,120
                                            ----------
                                               906,713
                                            ----------
Financial Services - 8.4%
6,601    American Express Co.                  357,444
6,601    Citigroup, Inc.                       315,000
6,601    J.P. Morgan Chase & Co.               241,266
                                            ----------
                                               913,710
                                            ----------
Food & Beverages - 6.6%
6,601    Altria Group, Inc.                    433,356
6,601    The Coca-Cola Co.                     282,523
                                            ----------
                                               715,879
                                            ----------
Household Products - 3.2%
6,601    Procter & Gamble Co.                  350,447
                                            ----------
Insurance - 4.1%
6,601    American International Group,
           Inc.                                440,947
                                            ----------
Machinery - 5.8%
6,601    Caterpillar, Inc.                     627,425
                                            ----------
Manufacturing - Diversified Operations - 7.3%
6,601    3M Co.                                554,088
6,601    General Electric Co.                  232,355
                                            ----------
                                               786,443
                                            ----------
Metals & Mining - 2.0%
6,601    Alcoa, Inc.                           212,024
                                            ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Oil & Gas - 3.9%
6,601    Exxon Mobil Corp.                  $  417,909
                                            ----------
Pharmaceuticals - 7.5%
6,601    Johnson & Johnson                     433,026
6,601    Merck & Co., Inc.                     209,252
6,601    Pfizer, Inc.                          173,540
                                            ----------
                                               815,818
                                            ----------
Restaurants - 2.0%
6,601    McDonald's Corp.                      218,361
                                            ----------
Retail - 3.1%
6,601    Wal-Mart Stores, Inc.                 340,678
                                            ----------
Software - 1.5%
6,601    Microsoft Corp.                       166,213
                                            ----------
Specialty Retail - 2.4%
6,601    Home Depot, Inc.                      264,172
                                            ----------
Telecommunication Services - 3.7%
6,601    SBC Communications, Inc.              158,754
6,601    Verizon Communications, Inc.          237,438
                                            ----------
                                               396,192
                                            ----------
         TOTAL COMMON STOCKS
           (Cost $6,572,042)                $9,617,459
                                            ----------

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
 $475,000      Federal Home Loan Bank
               Discount Note, 2.3075%      $   474,514
                                           -----------
               03/16/2005
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $474,514)               474,514
                                           -----------
               TOTAL INVESTMENTS -
                 93.2% (Cost
                 $7,046,556)                10,091,973
               Other Assets in Excess
                 of Liabilities - 6.8%         732,113
                                           -----------
               TOTAL NET ASSETS -100.0%    $10,824,086
                                           ===========

Percentages are calculated as a percent of net assets.
                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                         FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  APPRECIATION
-----------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   38       Dow Jones Industrial
              Average Index Futures
              Contracts Expiring March
              2005 (Underlying Face
              Amount at Market Value
              $4,092,600)                    $65,519
                                             =======

                     See notes to the financial statements.

                                  WARWICK FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.5%
$9,250,000    Federal Home Loan Bank
                Discount Note, 2.3075%
                03/16/2005                 $9,240,538
                                           ----------
              TOTAL INVESTMENTS - 99.5%
                (Cost $9,240,538)           9,240,538
              Other Assets in Excess of
                Liabilities - 0.5%             43,326
                                           ----------
              TOTAL NET ASSETS - 100.0%    $9,283,864
                                           ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                                  HORIZON FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 94.0%
Air Freight & Logistics - 2.0%
   3,420   United Parcel Service,
             Inc. - Class B                $   265,016
                                           -----------
Airlines - 0.4%
   5,967   Airtran Holdings, Inc.*              47,617
                                           -----------
Auto Components - 1.0%
   3,294   Cooper Tire & Rubber Co.             63,739
   1,408   Lear Corp.                           73,427
                                           -----------
                                               137,166
                                           -----------
Automobiles - 0.4%
   1,413   General Motors Corp.                 50,373
                                           -----------
Beverages - 2.3%
   2,003   Anheuser-Busch Companies,
             Inc.                               95,043
   1,481   Coca-Cola Enterprises, Inc.          31,619
     803   Hansen Natural Corp.*                35,147
     987   Molson Coors Brewing Co.             68,626
   1,481   PepsiCo, Inc.                        79,767
                                           -----------
                                               310,202
                                           -----------
Biotechnology - 4.3%
   2,705   Affymetrix, Inc.*                   115,585
     629   Amgen, Inc.*                         38,753
   1,339   Biogen Idec, Inc.*                   51,752
   1,477   Cephalon, Inc.*                      72,476
   1,304   Chiron Corp.*                        46,396
     777   Genentech, Inc.*                     36,674
   1,600   Genzyme Corp.*                       89,744
   2,981   Human Genome Sciences, Inc.*         33,268
     468   Invitrogen Corp.*                    32,741
   1,333   Myriad Genetics, Inc.*               28,886
     600   OSI Pharmaceuticals, Inc.*           32,778
                                           -----------
                                               579,053
                                           -----------
Building Products - 0.6%
   2,240   Masco Corp.                          75,533
                                           -----------
Capital Markets - 4.8%
   1,128   American Capital Strategies
             Ltd.                               39,142
     476   BlackRock, Inc.                      36,942
     725   Investors Financial Services
             Corp.                              36,337
     486   Legg Mason, Inc.                     39,191
     409   Lehman Brothers Holdings,
             Inc.                               37,293
   2,769   Mellon Financial Corp.               79,415
   2,299   Northern Trust Corp.                 97,133

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Capital Markets - 4.8% (Continued)
   1,683   State Street Corp.              $    73,800
     613   T. Rowe Price Group, Inc.            37,632
   2,980   The Bank of New York Co.,
             Inc.                               90,145
   7,629   The Charles Schwab Corp.             80,104
                                           -----------
                                               647,134
                                           -----------
Chemicals - 0.7%
   1,201   Headwaters, Inc.*                    38,624
   1,086   The Valspar Corp.                    50,119
                                           -----------
                                                88,743
                                           -----------
Commercial Banks - 4.3%
   2,522   BB&T Corp.                           98,736
   2,290   National City Corp.                  81,913
     946   PNC Financial Services Group         49,798
   1,511   Regions Financial Corp.              48,745
   1,793   Riggs National Corp.*                34,695
   2,148   Silicon Valley Bancshares*           94,125
   5,263   Southwest Bancorp of Texas,
             Inc.                              100,260
   1,187   Wells Fargo & Co.                    70,484
                                           -----------
                                               578,756
                                           -----------
Commercial Services & Supplies - 0.5%
   1,838   Career Education Corp.*              62,767
                                           -----------
Communications Equipment - 2.7%
   2,151   Ixia*                                38,740
   5,128   Motorola, Inc.                       80,305
   2,393   Packeteer, Inc.*                     37,857
   1,893   Research In Motion Ltd.*            125,146
   2,490   Scientific-Atlanta, Inc.             76,941
                                           -----------
                                               358,989
                                           -----------
Computers & Peripherals - 3.5%
     834   Apple Computer, Inc.*                37,413
   1,358   International Business
             Machines Corp.                    125,724
   1,815   Komag, Inc.*                         36,572
     996   Lexmark International,
             Inc. - Class A*                    79,809
   1,405   M-Systems Flash Disk
             Pioneers Ltd.*                     33,186
   2,225   NCR Corp.*                           86,753
     888   QLogic Corp.*                        35,778
   1,132   Stratasys, Inc.*                     32,783
                                           -----------
                                               468,018
                                           -----------

                     See notes to the financial statements.

                                  HORIZON FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 94.0% (CONTINUED)
Consumer Finance - 1.4%
   3,899   MBNA Corp.                      $    98,918
   1,957   Providian Financial Corp.*           33,562
   1,114   SLM Corp.                            54,363
                                           -----------
                                               186,843
                                           -----------
Diversified Financial Services - 1.0%
     816   Citigroup, Inc.                      38,940
   2,740   J.P. Morgan Chase & Co.             100,147
                                           -----------
                                               139,087
                                           -----------
Electronic Equipment & Instruments - 2.7%
   1,689   American Power Conversion
             Corp.                              37,192
     817   Amphenol Corp.                       32,598
   2,342   AU Optronics Corp. ADR               37,472
   1,707   CDW Corp.                            98,101
   2,889   Molex, Inc.                          72,601
   2,031   Symbol Technologies, Inc.            36,010
   1,149   Trimble Navigation Ltd.*             41,387
                                           -----------
                                               355,361
                                           -----------
Food & Staples Retailing - 0.3%
   1,168   United Natural Foods, Inc.*          36,407
                                           -----------
Food Products - 4.1%
   1,512   Archer-Daniels-Midland Co.           36,439
   3,006   Campbell Soup Co.                    83,266
   2,830   ConAgra Foods, Inc.                  77,316
   1,119   Corn Products International,
             Inc.                               31,298
   1,956   Dean Foods Co.*                      67,580
     718   General Mills, Inc.                  37,602
   2,564   Kraft Foods, Inc.                    85,766
     927   Pilgrim's Pride Corp.                35,207
   1,081   Sanderson Farms, Inc.                48,505
     754   Wm. Wrigley Jr. Co.                  50,186
                                           -----------
                                               553,165
                                           -----------
Health Care Equipment & Supplies - 2.5%
     709   Dentsply International, Inc.         38,974
     670   Idexx Laboratories, Inc.*            37,151
   1,103   Immucor, Inc.*                       32,765
     735   Medtronic, Inc.                      38,308
     618   Respironics, Inc.*                   35,689
     683   Stryker Corp.                        33,918

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Health Care Equipment & Supplies - 2.5% (Continued)
   3,009   Thermo Electron Corp.*          $    82,627
     748   Waters Corp.*                        36,540
                                           -----------
                                               335,972
                                           -----------
Health Care Providers & Services - 4.3%
     906   AMERIGROUP Corp.*                    36,113
   1,405   Cardinal Health, Inc.                82,263
   2,652   Caremark Rx, Inc.*                  101,519
   1,098   Centene Corp.*                       36,629
     404   Coventry Health Care, Inc.*          25,492
   2,713   DaVita, Inc.*                       114,597
   1,109   Humana, Inc.*                        36,896
     914   Magellan Health Services,
             Inc.*                              31,241
   1,203   Matria Healthcare, Inc.*             34,646
     526   Pediatrix Medical Group,
             Inc.*                              36,047
   1,387   Ventiv Health, Inc.*                 33,080
                                           -----------
                                               568,523
                                           -----------
Hospital And Medical Service Plans - 0.2%
     979   WellCare Health Plans, Inc.*         30,731
                                           -----------
Hotels, Restaurants & Leisure - 4.8%
   1,398   Carnival Corp.                       76,023
   1,169   Darden Restaurants, Inc.             31,329
     694   Four Seasons Hotels, Inc.            49,885
   1,574   Hilton Hotels Corp.                  33,149
   2,178   Outback Steakhouse, Inc.             97,814
     605   Penn National Gaming, Inc.*          36,518
   2,093   Royal Caribbean Cruises Ltd.         98,894
   3,361   Starbucks Corp.*                    174,133
     514   Wynn Resorts Ltd.*                   36,787
                                           -----------
                                               634,532
                                           -----------
Household Durables - 2.3%
   2,641   Furniture Brands
             International, Inc.                61,351
     783   Jarden Corp.*                        34,068
   6,382   Maytag Corp.                         97,262
   3,075   Sony Corp. ADR                      116,204
                                           -----------
                                               308,885
                                           -----------
Insurance - 3.5%
   1,331   American International
             Group, Inc.                        88,911
   1,961   Conseco, Inc.*                       37,102
   3,156   First American Corp.                115,352

                     See notes to the financial statements.

                                  HORIZON FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 94.0% (CONTINUED)
Insurance - 3.5% (Continued)
   1,980   Manulife Financial Corp.        $    91,872
   3,177   Marsh & McLennan Companies,
             Inc.                              103,729
     614   Prudential Financial, Inc.           34,998
                                           -----------
                                               471,964
                                           -----------
Internet & Catalog Retail - 0.8%
     930   Amazon.Com, Inc.*                    32,717
   1,868   eBay, Inc.*                          80,025
                                           -----------
                                               112,742
                                           -----------
Internet Software & Services - 0.2%
   1,360   Blue Coat Systems, Inc.*             25,323
                                           -----------
IT Services - 3.1%
   1,247   Alliance Data Systems Corp.*         49,194
   2,107   Automatic Data Processing,
             Inc.                               90,517
   2,056   Computer Sciences Corp.*             95,049
   2,444   Fiserv, Inc.*                        92,725
   3,284   Iron Mountain, Inc.*                 88,832
                                           -----------
                                               416,317
                                           -----------
Leisure Equipment & Products - 0.7%
   2,114   Brunswick Corp.                      98,597
                                           -----------
Machinery - 1.3%
     709   Actuant Corp. - Class A*             38,322
     354   Ceradyne, Inc.*                      10,655
     610   The Middleby Corp.*                  32,879
   3,277   Pall Corp.                           88,708
                                           -----------
                                               170,564
                                           -----------
Media - 3.7%
   1,277   Dow Jones & Co, Inc.                 47,377
   2,895   Interpublic Group of
             Companies, Inc.*                   38,040
   2,648   Lamar Advertising Co.*              104,040
     842   Liberty Media International,
             Inc. - Class A*                    36,400
   1,198   Martha Stewart Living
             Omnimedia*                         42,349
   1,940   New York Times Co. - Class A         71,120
   2,936   Time Warner, Inc.*                   50,587
   3,575   UnitedGlobalCom,
             Inc. - Class A*                    33,248

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Media - 3.7% (Continued)
     977   Viacom, Inc. - Class A          $    34,478
   1,432   Westwood One, Inc.*                  31,275
                                           -----------
                                               488,914
                                           -----------
Navigation Equipment - 0.6%
   1,651   Garmin Ltd.                          84,614
                                           -----------
Office Electronics - 0.4%
     863   Canon, Inc. ADR                      45,515
                                           -----------
Oil & Gas - 1.1%
     978   Enerplus Resources Fund              36,763
     586   Magellan Midstream Partners          35,541
   1,725   Pengrowth Energy Trust               37,191
   1,751   Top Tankers, Inc.                    37,944
                                           -----------
                                               147,439
                                           -----------
Paper & Forest Products - 0.6%
   2,229   International Paper Co.              83,253
                                           -----------
Personal Products - 0.3%
   1,091   Chattem, Inc.*                       39,931
                                           -----------
Pharmaceuticals - 1.2%
   1,994   Amylin Pharmaceuticals,
             Inc.*                              42,711
     821   Barr Pharmaceuticals, Inc.*          39,195
   4,368   Elan Corp PLC ADR*                   34,944
     905   Forest Laboratories, Inc.*           38,643
                                           -----------
                                               155,493
                                           -----------
Real Estate - 1.1%
   1,507   Novastar Financial, Inc.             53,634
   1,666   Public Storage, Inc.                 90,897
                                           -----------
                                               144,531
                                           -----------
Real Estate Agents And Managers - 0.2%
     884   CB Richard Ellis Group,
             Inc.*                              31,895
                                           -----------
Road & Rail - 0.3%
     595   Canadian National Railway
             Co.                                36,854
                                           -----------
Semiconductor & Semiconductor Equipment - 3.4%
   4,483   ATI Technologies, Inc.*              78,632
   4,563   Brooks Automation, Inc.*             82,636
   2,508   Cypress Semiconductor Corp.*         35,313
     757   KLA-Tencor Corp.                     37,404
   5,766   LSI Logic Corp.*                     36,787
   1,266   Nvidia Corp.*                        36,701
     790   Sigmatel, Inc.*                      32,935

                     See notes to the financial statements.

                                  HORIZON FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 94.0% (CONTINUED)
Semiconductor & Semiconductor Equipment - 3.4%
  (Continued)
     963   Tessera Technologies, Inc.*     $    39,233
     849   Varian Semiconductor
             Equipment Associates,
             Inc.*                              33,824
   1,280   Xilinx, Inc.                         38,656
                                           -----------
                                               452,121
                                           -----------
Software - 5.1%
   1,800   Activision, Inc.*                    39,348
   3,616   Amdocs Ltd.*                        106,129
   1,033   Ansys, Inc.*                         37,147
   2,322   Cognos, Inc.*                        99,637
     842   Hyperion Solutions Corp.*            42,504
   1,720   Jack Henry & Associates,
             Inc.                               34,142
   1,054   Macromedia, Inc.*                    35,720
   4,146   Mentor Graphics Corp.                57,132
   7,850   Microsoft Corp.                     197,663
   1,334   The Reynolds & Reynolds Co.          36,912
                                           -----------
                                               686,334
                                           -----------
Specialty Retail - 4.0%
     727   Abercrombie & Fitch Co. -
             Class A                            39,040
     721   American Eagle Outfitters            39,028
   1,370   Chico's FAS, Inc.*                   40,347
   6,322   Circuit City Stores, Inc.            98,813
   1,014   Family Dollar Stores, Inc.           33,381
   2,532   The Home Depot, Inc.                101,330
   1,551   Pacific Sunwear Of
             California*                        39,954
     819   Reebok International Ltd.            36,167
   1,860   Select Comfort Corp.*                38,316
   1,758   Stein Mart, Inc.*                    36,584
   1,629   Toys "R" Us, Inc.*                   37,255
                                           -----------
                                               540,215
                                           -----------
Telecommunications - 5.6%
  12,896   Alamosa Holdings, Inc.*             164,292
   2,145   America Movil S.A. de C.V.
             ADR                               125,912
   1,531   BCE, Inc.                            35,887
   3,894   BellSouth Corp.                     100,465
   3,128   Deutsche Telekom AG ADR*             65,281
     619   NII Holdings, Inc.*                  35,419

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Telecommunications - 5.6% (Continued)
     393   Telephone & Data Systems,
             Inc.                          $    34,388
   2,266   Telewest Global, Inc.*               37,819
   3,957   Verizon Communications, Inc.        142,333
                                           -----------
                                               741,796
                                           -----------
Thrifts & Mortgage Finance - 2.1%
   1,530   Fannie Mae                           89,444
   1,522   Freddie Mac                          94,364
     552   Golden West Financial Corp.          34,163
   2,835   Sovereign Bancorp, Inc.              65,035
                                           -----------
                                               283,006
                                           -----------
Utilities - 3.6%
   1,544   American Electric Power Co,
             Inc.                               51,570
   1,538   Equitable Resources, Inc.            91,280
   1,837   PPL Corp.                           100,190
   1,854   Progress Energy, Inc.                80,352
   2,291   SCANA Corp.                          87,150
   2,371   The Southern Co.                     76,156
                                           -----------
                                               486,698
                                           -----------
           TOTAL COMMON STOCKS
             (Cost $12,805,270)            $12,562,989
                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.9%
$250,000   Federal Home Loan Bank
             Discount Note, 2.3075%,
             03/16/2005                    $   249,744
                                           -----------
           TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS
             (Cost $249,744)               $   249,744
                                           -----------
           TOTAL INVESTMENTS
             (Cost $13,055,014) - 95.9%    $12,812,733
           Other Assets in Excess of
             Liabilities - 4.1%                553,618
                                           -----------
           TOTAL NET ASSETS - 100.0%       $13,366,351
                                           ===========

Percentages are calculated as a percent of net assets.

ADR American Depository Receipt

* Non-income producing security.

                     See notes to the financial statements.

                                  HORIZON FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS

                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
                                           APPRECIATION/
CONTRACTS                                 (DEPRECIATION)
------------------------------------------------------------
 SHORT EQUITY SWAP CONTRACTS
  1,485     Advance Auto Parts, Inc.
              Swap
              (Underlying Face Amount
              at Market Value $74,814)      $     147
    536     Aetna, Inc. Swap
              (Underlying Face Amount
              at Market Value $78,267)         (3,191)
  1,229     Air Products & Chemicals,
              Inc. Swap
              (Underlying Face Amount
              at Market Value $76,960)         (2,126)
  1,872     Bp Plc ADR Swap
              (Underlying Face Amount
              at Market Value
              $121,530)                        (7,496)
  1,716     ChevronTexaco Corp Swap
              (Underlying Face Amount
              at Market Value
              $106,529)                        (6,673)
  1,025     ConocoPhillips Swap
              (Underlying Face Amount
              at Market Value
              $113,663)                       (13,709)
  1,030     Dominion Resources, Inc.
              Swap
              (Underlying Face Amount
              at Market Value $74,191)            871
  1,393     Dow Chemical Company Swap
              (Underlying Face Amount
              at Market Value $76,824)         (2,052)
  2,520     E. I. Du Pont De Nemours &
              Co Swap
              (Underlying Face Amount
              at Market Value
              $134,316)                        (9,678)
  2,487     Ensco International, Inc.
              Swap
              (Underlying Face Amount
              at Market Value
              $100,176)                            22
  2,234     Exxon Mobil Corporation
              Swap
              (Underlying Face Amount
              at Market Value
              $141,435)                       (20,443)
  1,538     GlaxoSmithKline plc ADR
              Swap
              (Underlying Face Amount
              at Market Value $74,162)            575
  1,467     H & R Block, Inc. Swap
              (Underlying Face Amount
              at Market Value $78,191)         (2,826)

------------------------------------------------------------
                                              UNREALIZED
                                           APPRECIATION/
CONTRACTS                                 (DEPRECIATION)
------------------------------------------------------------
  2,176     Hershey Foods Corp Swap
              (Underlying Face Amount
              at Market Value
              $137,088)                     $ (11,802)
  1,647     Inco Ltd. Swap
              (Underlying Face Amount
              at Market Value $68,351)         (3,289)
  2,346     Jones Lang Lasalle, Inc.
              Swap
              (Underlying Face Amount
              at Market Value
              $100,808)                        (1,391)
  1,712     Marathon Oil Corp Swap
              (Underlying Face Amount
              at Market Value $81,046)         (6,068)
  5,998     Mattel Inc. Swap
              (Underlying Face Amount
              at Market Value
              $125,478)                        (3,658)
  3,163     MeadWestvaco Corp Swap
              (Underlying Face Amount
              at Market Value $99,192)          1,115
     24     Neenah Paper, Inc. Swap
              (Underlying Face Amount
              at Market Value $844)              (844)
  1,098     Occidental Petroleum Corp
              Swap
              (Underlying Face Amount
              at Market Value $77,156)         (2,415)
  2,090     Patterson-UTI Energy, Inc.
              Swap
              (Underlying Face Amount
              at Market Value $52,250)         (1,999)
  1,216     Royal Dutch Petroleum Co.
              ADR Swap
              (Underlying Face Amount
              at Market Value $76,717)         (1,771)
  1,019     Schlumberger Ltd. Swap
              (Underlying Face Amount
              at Market Value $76,884)         (2,070)
    949     Temple-Inland, Inc. Swap
              (Underlying Face Amount
              at Market Value $76,110)         (1,419)
  1,152     UBS AG Swap
              (Underlying Face Amount
              at Market Value $99,936)             83
  1,422     Unocal Corp Swap
              (Underlying Face Amount
              at Market Value $76,930)         (2,215)

                     See notes to the financial statements.

                                  HORIZON FUND
                  SCHEDULE OF SHORT SWAP CONTRACTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
                                           APPRECIATION/
CONTRACTS                                 (DEPRECIATION)
------------------------------------------------------------
SHORT EQUITY SWAP CONTRACTS (CONTINUED)
  2,556     Valero Energy Corp Swap
              (Underlying Face Amount
              at Market Value
              $182,089)                     $ (57,692)
  1,723     Xto Energy, Inc. Swap
              (Underlying Face Amount
              at Market Value $78,431)         (3,318)
                                            ---------
            Total Unrealized
              Depreciation on Short
              Swap Contracts                $(165,332)
                                            =========

ADR American Depository Receipt

                     See notes to the financial statements.

                                  HORIZON FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   SHORT FUTURES CONTRACTS
   20        U.S. Long Bond Futures
               Contracts Expiring March
               2005 (Underlying Face
               Amount at Market Value
               $2,259,375)                    $34,915
                                              =======

                                  HORIZON FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    5        S&P 500 Index Futures
               Contracts Expiring March
               2005 (Underlying Face
               Amount at Market Value
               $1,504,000)                    $43,229
                                              =======

                     See notes to the financial statements.

                                CONTRABOND FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 96.3%
$13,675,000   Federal Home Loan Bank
                Discount Note, 2.45%
                03/16/2005                $13,661,012
22,000,000    Federal Home Loan Bank
                Discount Note, 2.49%
                03/16/2005                 21,958,997
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $35,620,009)         35,620,009
                                          -----------
              TOTAL INVESTMENTS - 96.3%
                (Cost $35,620,009)         35,620,009
              Other Assets in Excess of
                Liabilities - 3.7%          1,361,151
                                          -----------
              TOTAL NET ASSETS - 100.0%   $36,981,160
                                          ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                                CONTRABOND FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                         FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  APPRECIATION
-----------------------------------------------------------
  SHORT FUTURES CONTRACTS
   303      U.S. Treasury 10-Year Note
              Futures Contracts
              Expiring March 2005
              (Underlying Face Amount
              at Market Value
              $33,595,125)                   $241,215
                                             ========

                                CONTRABOND FUND
                       SCHEDULE OF SECURITIES SOLD SHORT

                         FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL AMOUNT                                  VALUE
-----------------------------------------------------------
  U.S. TREASURY OBLIGATIONS
                   U.S. Treasury Notes:
  $35,000,000        4.25%, 11/15/2014      $34,678,735
    5,000,000        4.00%, 02/15/2015        4,857,815
                                            -----------
                   TOTAL SECURITIES SOLD
                     SHORT
                     (Proceeds
                     $40,103,002)           $39,536,550
                                            ===========

                     See notes to the financial statements.

                              DYNAMIC HY BOND FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------------------------
SHARES                                                         VALUE
------------------------------------------------------------------------
PREFERRED STOCKS -- 0.9%
REITS - 0.9%
  100,000   Host Marriott Corp.                         $  2,785,000
                                                        ------------
            TOTAL PREFERRED STOCKS
              (Cost $2,800,000)                         $  2,785,000
                                                        ------------

--------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
--------------------------------------------------------------------------
 CORPORATE BONDS -- 85.7%
Amusement Parks - 0.2%
$  731,000    Six Flags, Inc., 8.875%, 02/01/2010         $    699,932
                                                          ------------
Cable Television - 2.1%
 3,000,000    Charter Communications Operating
                LLC/Charter Communications Operating
                Capital, 8.000%, 04/30/2012
                (Cost - $3,045,000;
                Acquired - 08/26/2004 and 02/07/2005)
                (1)                                          3,082,500
   500,000    Echostar DBS Corp., 6.375%, 10/01/2011           517,500
 1,000,000    Kabel Deutschland GmbH 10.625%,
                07/01/2014
                (Cost - $1,026,250; Acquired
                09/09/2004) (1) (3)                          1,155,000
 1,500,000    Mediacom LLC/Mediacom Capital Corp.,
                9.500%, 01/15/2013                           1,571,250
                                                          ------------
                                                             6,326,250
                                                          ------------
Chemicals - 1.1%
 1,500,000    Lyondell Chemical Co., 9.625%,
                05/01/2007                                   1,650,000
 1,500,000    Nalco Co., 7.750%, 11/15/2011                  1,612,500
                                                          ------------
                                                             3,262,500
                                                          ------------

--------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
--------------------------------------------------------------------------
Commercial Banks - 1.1%
$3,000,000    BCP Caylux Holdings Luxembourg SCA,
                9.625%, 06/15/2014
                (Cost - $3,347,500; Acquired
                07/14/2004 and 02/07/2005) (1) (3)        $  3,480,000
                                                          ------------
Construction - 0.7%
 1,000,000    Goodman Global Holdings, Inc., 7.875%,
                12/15/2012
                (Cost - $1,000,000;
                Acquired - 12/15/2004) (1)                     982,500
 1,000,000    Nortek, Inc., 8.500%, 09/01/2014               1,025,000
                                                          ------------
                                                             2,007,500
                                                          ------------
Electric Utilities - 1.0%
 1,000,000    DPL, Inc., 8.250%, 03/01/2007                  1,077,983
 2,000,000    Reliant Energy, Inc., 6.750%, 12/15/2014       1,995,000
                                                          ------------
                                                             3,072,983
                                                          ------------
Electronics - 0.3%
 1,000,000    Stats Chippac Ltd, 6.750%, 11/15/2011
                (Cost - $1,008,750; Acquired -
                11/08/2004) (1) (3)                            990,000
                                                          ------------
Food & Beverages - 2.8%
   555,000    Dole Food Co, Inc., 8.875%, 03/15/2011           603,563
 1,000,000    Michael Foods, Inc., 8.000%, 11/15/2013        1,062,500
 1,000,000    Premium Standard Farms, Inc., 9.250%,
                06/15/2011                                   1,105,000
 2,500,000    Smithfield Foods, Inc., 7.000%,
                08/01/2011                                   2,700,000
 3,000,000    Stater Brothers Holdings, Inc., 8.125%,
                06/15/2012                                   3,135,000
                                                          ------------
                                                             8,606,063
                                                          ------------

                     See notes to the financial statements.

                              DYNAMIC HY BOND FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
--------------------------------------------------------------------------
CORPORATE BONDS -- 85.7% (CONTINUED)
Grantor Trust - 52.9%
$41,000,000   Dow Jones CDX High Yield Note, 2003-1,
                7.750%, 12/29/2009
                (Cost - $41,781,875;
                Acquired - 01/31/2005, 02/01/2005, and
                02/03/05) (1)                             $ 41,512,500
 5,000,000    Dow Jones CDX High Yield Note, 2003-2,
                6.375%, 12/29/2009
                (Cost - $5,137,500;
                Acquired - 02/01/2005) (1)                   5,087,500
 8,000,000    Dow Jones CDX High Yield Note, 2003-3,
                8.000%, 12/29/2009
                (Cost - $8,147,500;
                Acquired - 02/01/2005 and 02/02/2005)
                (1)                                          8,100,000
 5,000,000    Dow Jones CDX High Yield Note, 2003-4,
                10.500%, 12/29/2009
                (Cost - $5,012,500;
                Acquired - 02/02/2005) (1)                   5,003,125
94,209,572    TRAINS High Yield Note, 16.236%,
                08/01/2015
                (Cost - $102,548,323;
                Acquired - Various dates between
                01/31/2005 and 02/09/2005) (1) (2)         101,571,427
                                                          ------------
                                                           161,275,552
                                                          ------------
Hotels - 5.8%
 3,500,000    Boyd Gaming Corp.,
                6.750%, 04/15/2014                           3,670,625
 3,000,000    Intrawest Corp., 7.500%, 10/15/2013 (3)        3,198,750
 2,000,000    Mandalay Resort Group, 7.625%,
                07/15/2013                                   2,200,000
   500,000    MGM MIRAGE, 5.875%, 02/27/2014                   501,250
 2,000,000    Station Casinos, Inc., 6.875%,
                03/01/2016                                   2,117,500

--------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
--------------------------------------------------------------------------
Hotels - 5.8% (Continued)
$2,500,000    Vail Resorts, Inc., 6.750%, 02/15/2014      $  2,562,500
   500,000    Virgin River Casino Corp., 9.000%,
                01/15/2012
                (Cost - $500,000;
                Acquired - 12/10/2004) (1)                     528,750
 3,000,000    Wynn Las Vegas LLC, 6.625%, 12/01/2014
                (Cost - $2,980,000;
                Acquired - 02/03/2005 and 02/15/2005)
                (1)                                          3,007,500
                                                          ------------
                                                            17,786,875
                                                          ------------
Holding Companies - 0.7%
 2,000,000    Crystal U.S. Holdings LLC, 0.000%,
                10/01/2014
                (Cost - $1,395,000;
                Acquired - 02/07/2005) (1)                   1,450,000
 1,100,000    Marqee Holdings, 0.000%, 08/15/2014
                (Cost - $695,750;
                Acquired - 11/12/2004) (1)                     764,500
                                                          ------------
                                                             2,214,500
                                                          ------------
Miscellaneous - 0.3%
 1,000,000    Jostens Ih Corp., 7.625%, 10/01/2012
                (Cost - $1,010,000;
                Acquired - 09/24/2004) (1)                   1,037,500
                                                          ------------
Manufacturing - 2.8%
 2,500,000    Bombardier, Inc., 6.750%, due 05/01/2012
                (Cost - $2,300,000;
                Acquired - 12/13/2004 and 02/03/2005)
                (1) (3)                                      2,325,000
 2,000,000    Case New Holland, Inc., 6.000%,
                06/01/2009
                (Cost - $1,950,000;
                Acquired - 02/03/2005) (1)                   1,980,000
   500,000    Mueller Group, Inc., 10.000%, 05/01/2012         552,500

                     See notes to the financial statements.

                              DYNAMIC HY BOND FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
--------------------------------------------------------------------------
CORPORATE BONDS -- 85.7% (CONTINUED)
Manufacturing - 2.8% (Continued)
$2,000,000    Owens-Brockway Glass Container, Inc.;
                8.250%, 05/15/2013                        $  2,170,000
   500,000    Owens-Brockway Glass Container, Inc.;
                7.750%, 05/15/2011                             552,500
 1,250,000    Reddy Ice Holdings, Inc., 0.000%,
                11/01/2012
                (Cost - $829,163;
                Acquired - 10/19/2004) (1)                     931,250
                                                          ------------
                                                             8,511,250
                                                          ------------
Movie Theaters - 0.3%
 1,000,000    AMC Entertainment, Inc., 8.000%, due
                03/01/2014                                   1,015,000
                                                          ------------
Music - 1.0%
 3,000,000    Warner Music Group, 7.375%, due
                04/15/2014
                (Cost - $3,085,000;
                Acquired - 07/15/2004 and 02/09/2005)
                (1)                                          3,195,000
                                                          ------------
Petroleum - 4.0%
 3,500,000    Chesapeake Energy Corp., 6.875%,
                01/15/2016                                   3,780,000
 2,000,000    Dynegy Holdings, Inc., 8.750%,
                02/15/2012                                   2,040,000
 1,000,000    El Paso Corp., 7.750%, 01/15/2032              1,012,500
 2,000,000    El Paso Corp., 7.800%, 08/01/2031              2,015,000
 2,500,000    Petrobras International Finance Co.,
                7.750%, 09/15/2014 (3)                       2,647,500
   500,000    Pride International Inc, 7.375%,
                07/15/2014                                     558,750
                                                          ------------
                                                            12,053,750
                                                          ------------
REITS - 0.2%
   500,000    Host Marriott LP, 7.125%, 11/01/2013             533,750
                                                          ------------

--------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
--------------------------------------------------------------------------
Real Estate - 0.3%
$1,000,000    American Real Estate Partners, 7.125%,
                02/15/2013
                (Cost - $1,000,000;
                Acquired - 02/01/2005) (1)                $  1,017,500
                                                          ------------
Restaurants - 1.5%
 1,000,000    Dennys Holdings, Inc., 10.000%,
                10/01/2012
                (Cost -- $1,017,500;
                Acquired - 09/29/2004) (1)                   1,092,500
 1,000,000    Domino's, Inc., 8.250%, 07/01/2011             1,085,000
 2,500,000    Landrys Restaurants, Inc., 7.500%,
                12/15/2014
                (Cost - $2,475,000;
                Acquired -- 12/15/2004 and 02/04/2005)
                (1)                                          2,512,500
                                                          ------------
                                                             4,690,000
                                                          ------------
Retail - Miscellaneous -- 0.5%
 1,500,000    Jean Coutu Group, Inc., 8.500%,
                08/01/2014
                (Cost - $1,507,500;
                Acquired - 07/20/2004 and 02/08/2005)
                (1) (3)                                      1,545,000
                                                          ------------
Paper - 1.9%
   500,000    Georgia-Pacific Corp., 8.000%,
                01/15/2024                                     600,000
 3,000,000    Graphic Packaging International Corp.,
                9.500%, 08/15/2013                           3,412,500
 1,500,000    Stone Container Corp., 8.375%,
                07/01/2012                                   1,631,250
                                                          ------------
                                                             5,643,750
                                                          ------------
Telecommunications - 4.2%
 3,000,000    American Tower Corp., 7.125%, 10/15/2012       3,135,000
 2,000,000    Cincinnati Bell, Inc. 7.000%, 02/15/2015
                (Cost - $2,005,000;
                Acquired - 02/04/2005) (1)                   2,020,000
 1,000,000    Cincinnati Bell, Inc., 8.375%,
                01/15/2014                                   1,038,750

                     See notes to the financial statements.

                              DYNAMIC HY BOND FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
--------------------------------------------------------------------------
CORPORATE BONDS -- 85.7% (CONTINUED)
Telecommunications - 4.2% (Continued)
$1,500,000    Inmarsat Finance II PLC, 0.000%,
                11/15/2012 (3)                            $  1,141,875
 1,000,000    Inmarsat Finance PLC, 7.625%, 06/30/2012
                (3)                                          1,052,500
 3,000,000    Intelsat Ltd., 8.250%, 01/15/2013
                (Cost - $3,180,000; Acquired -
                02/07/2005) (1) (3)                          3,157,500
 1,000,000    Nextel Partners, Inc., 8.125%,
                07/01/2011                                   1,110,000
                                                          ------------
                                                            12,655,625
                                                          ------------
              TOTAL CORPORATE BONDS
                (Cost $260,872,303)                       $261,620,280
                                                          ------------
CONVERTIBLE BONDS -- 1.1%
Hotels - 0.3%
 1,250,000    International Game Technology, 0.000%
                01/29/2033                                     862,500
                                                          ------------

Miscellaneous - 0.2%
   450,000    Kerzner International Ltd., 2.375%,
                04/15/2024                                     565,312
                                                          ------------

--------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
--------------------------------------------------------------------------
Electronics - 0.6%
$1,000,000    Pixelworks, Inc., 1.750%, 05/15/2024        $    828,750
 1,000,000    Scientific Games Corp., 0.750%,
                12/01/2024
                (Cost - $1,015,000;
                Acquired - 12/02/2004) (1)                   1,058,750
                                                          ------------
                                                             1,887,500
                                                          ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $3,285,498)                         $  3,315,312
                                                          ------------
--------------------------------------------------------------------------
SHARES                                                          VALUE
--------------------------------------------------------------------------
MONEY MARKET FUNDS -- 3.7%
11,057,187    Federated Prime Obligations Fund - Class
                I Shares                                  $ 11,057,187
                                                          ------------
              TOTAL SHORT TERM INVESTMENTS
                (Cost $11,057,187)                        $ 11,057,187
                                                          ------------
              TOTAL INVESTMENTS
                (Cost $278,014,988) - 91.4%               $278,777,779
              Other Assets in Excess of
                Liabilities - 8.6%                          26,319,869
                                                          ------------
              TOTAL NET ASSETS - 100.0%                   $305,097,648
                                                          ============

Percentages are calculated as a percent of net assets.

(1) Restricted under Rule 144A of the Securities Act of 1933.
(2) Variable Rate Security.
(3) Foreign security.

                     See notes to the financial statements.

                              COMMODITY BULL FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.2%
 $400,000      Federal Home Loan Bank
                 Discount Note, 2.3075%
                 03/16/2005                 $  399,591
                                            ----------
               TOTAL INVESTMENTS - 25.2%
                 (Cost $399,591)               399,591
               Other Assets in Excess of
                 Liabilities - 74.8%         1,183,155
                                            ----------
               TOTAL NET ASSETS - 100.0%    $1,582,746
                                            ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                              COMMODITY BULL FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    8        Goldman Sachs Index Futures
               Contracts Expiring March
               2005 (Underlying Face
               Amount at Market Value
               $712,500)                      $30,240
                                              =======

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 110.6%
$11,250,000   Federal Home Loan Bank
                Discount Note, 2.3075%
                03/16/2005                $11,238,492
                                          -----------
              TOTAL INVESTMENTS - 110.6%
                (Cost $11,238,492)         11,238,492
              Other Assets in Excess of
                Liabilities - (10.6%)      (1,080,752)
                                          -----------
              TOTAL NET ASSETS - 100.0%   $10,157,740
                                          ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2005

POTOMAC FUNDS                                                   U.S./SHORT        OTC PLUS        SMALL CAP PLUS
                                                                   FUND             FUND               FUND
                                                               ------------     -------------     --------------
ASSETS:
Investments, at market value (Note 2).......................   $  2,347,596     $  12,015,054      $  9,939,822
Cash........................................................         43,251            25,305         1,517,156
Receivable for Fund shares sold.............................         78,356             4,508           205,088
Receivable from Investment Advisor..........................         14,883                --                --
Receivable from broker......................................         13,838                --         2,907,466
Deposit at broker for short sales...........................      3,346,426           480,000           432,000
Deposit at broker for futures contracts.....................             --           480,000           432,000
Deposit at broker for swap contracts........................             --                --         2,907,466
Dividends and interest receivable...........................             --             8,715                --
Other assets................................................         12,048            19,975            31,776
                                                               ------------     -------------      ------------
    Total Assets............................................      5,856,398        12,553,557        15,033,308
                                                               ------------     -------------      ------------
LIABILITIES:
Securities sold short, at value (Proceeds of $1,260,837, $0,
  $0).......................................................      1,869,610                --                --
Payable for Fund shares redeemed............................         20,350            26,203           771,851
Payable to broker...........................................             --            57,600           115,543
Accrued expenses and other liabilities......................         21,652            27,835            34,509
                                                               ------------     -------------      ------------
    Total Liabilities.......................................      1,911,612           111,638           921,903
                                                               ------------     -------------      ------------
NET ASSETS..................................................   $  3,944,786     $  12,441,919      $ 14,111,405
                                                               ============     =============      ============
NET ASSETS CONSIST OF:
Capital stock...............................................   $ 15,108,212     $ 109,948,830      $ 31,463,148
Accumulated undistributed net investment income (loss)......        (64,710)           46,158            (6,585)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.....................................................    (10,481,082)     (103,444,074)      (17,931,977)
Net unrealized appreciation (depreciation) on:
  Investments...............................................             --         6,025,734                --
  Short positions...........................................       (608,773)               --                --
  Futures...................................................         (8,861)         (134,729)          (56,117)
  Swaps.....................................................             --                --           642,936
                                                               ------------     -------------      ------------
    Total Net Assets........................................   $  3,944,786     $  12,441,919      $ 14,111,405
                                                               ============     =============      ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................   $  3,944,786     $  12,441,919      $ 14,111,405
Shares outstanding
  (unlimited shares of beneficial interest authorized, no
  par value)................................................        139,491           294,511           261,202
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................   $      28.28     $       42.25      $      54.02
                                                               ============     =============      ============
Cost of Investments.........................................   $  2,347,596     $   5,989,320      $  9,939,822
                                                               ============     =============      ============

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2005

POTOMAC FUNDS                                                  SMALL CAP/SHORT     DOW 30 PLUS        WARWICK
                                                                    FUND               FUND            FUND
                                                               ---------------     ------------     -----------
ASSETS:
Investments, at market value (Note 2).......................    $  1,098,875       $10,091,973      $ 9,240,538
Cash........................................................          25,802            21,040           59,262
Receivable for Fund shares sold.............................          83,006           716,156               --
Receivable from Investment Advisor..........................              --             2,129           13,050
Receivable from broker for futures contracts................          13,844                --               --
Deposit at broker for futures contracts.....................          13,500           148,200               --
Deposit at broker for swap contracts........................       1,168,563                --               --
Dividends and interest receivable...........................              --            26,701               --
Other assets................................................          35,620            19,139            4,370
                                                                ------------       ------------     -----------
    Total Assets............................................       2,439,210        11,025,338        9,317,220
                                                                ------------       ------------     -----------
LIABILITIES:
Payable for investments purchased...........................              --             1,266               --
Payable for Fund shares redeemed............................         573,902           145,612            5,456
Payable to Investment Advisor...............................              --                --               --
Payable to broker for futures contracts.....................              --            27,360               --
Accrued expenses and other liabilities......................          21,684            27,014           27,900
                                                                ------------       ------------     -----------
    Total Liabilities.......................................         562,206           201,252           33,356
                                                                ------------       ------------     -----------
NET ASSETS..................................................    $  1,843,624       $10,824,086      $ 9,283,864
                                                                ============       ============     ===========
NET ASSETS CONSIST OF:
Capital stock...............................................    $ 23,334,951       $36,891,305      $12,768,606
Accumulated undistributed net investment income (loss)......         (10,190)           44,598              717
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.....................................................     (21,303,049)      (29,222,753)      (3,485,459)
Net unrealized appreciation (depreciation) on:
  Investments...............................................              --         3,045,417               --
  Short positions...........................................              --                --               --
  Futures...................................................              --            65,519               --
  Swaps.....................................................        (178,088)               --               --
                                                                ------------       ------------     -----------
    Total Net Assets........................................    $  1,843,624       $10,824,086      $ 9,283,864
                                                                ============       ============     ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................    $  1,843,624       $10,824,086      $ 9,283,864
Shares outstanding
  (unlimited shares of beneficial interest authorized, no
  par value)................................................          82,721           329,878          526,691
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................    $      22.29       $     32.81      $     17.63
                                                                ============       ============     ===========
Cost of Investments.........................................    $  1,098,875       $ 7,046,556      $ 9,240,538
                                                                ============       ============     ===========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2005

POTOMAC FUNDS                                               HORIZON       CONTRABOND      DYNAMIC HY
                                                             FUND            FUND         BOND FUND
                                                          -----------    ------------    ------------
ASSETS:
Investments, at market value (Note 2)...................  $12,812,733    $35,620,009     $278,777,779
Cash....................................................       10,190         84,583       22,962,872
Receivable for Fund shares sold.........................           --        937,400        5,284,456
Receivable for investments sold.........................      450,214             --          686,732
Receivable from Investment Advisor......................        8,793             --           57,102
Receivable from broker for swaps........................      429,365             --
Receivable from broker for futures......................        9,000        157,587               --
Deposit at broker for futures...........................      106,750     40,746,791               --
Dividends and interest receivable.......................       13,923             --        3,314,211
Other assets............................................        7,972         41,279           32,397
                                                          -----------    -----------     ------------
    Total Assets........................................   13,848,940     77,587,649      311,115,549
                                                          -----------    -----------     ------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0,
  $40,103,002, $0)......................................           --     39,536,550               --
Payable for investments purchased.......................      439,330             --               --
Payable for Fund shares redeemed........................           --        584,429        5,738,950
Payable to Investment Advisor...........................           --             --               --
Payable to broker.......................................           --        443,301               --
Accrued expenses and other liabilities..................       43,259         42,209          278,951
                                                          -----------    -----------     ------------
    Total Liabilities...................................      482,589     40,606,489        6,017,901
                                                          -----------    -----------     ------------
NET ASSETS..............................................  $13,366,351    $36,981,160     $305,097,648
                                                          ===========    ===========     ============
NET ASSETS CONSIST OF:
Capital stock...........................................  $15,546,148    $37,224,951     $299,767,144
Accumulated undistributed net investment income
  (loss)................................................      (72,794)         8,550        1,788,122
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.................................................   (1,777,534)    (1,060,008)       2,779,591
Net unrealized appreciation (depreciation) on:
  Investments...........................................     (242,281)                        762,791
  Short positions.......................................           --        566,452               --
  Futures...............................................       78,144        241,215               --
  Swaps.................................................     (165,332)            --               --
                                                          -----------    -----------     ------------
    Total Net Assets....................................  $13,366,351    $36,981,160     $305,097,648
                                                          ===========    ===========     ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $13,366,351    $36,981,160     $305,097,648
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................      667,236      2,029,959       14,750,933
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $     20.03    $     18.22     $      20.68
                                                          ===========    ===========     ============
Cost of Investments.....................................  $13,055,014    $35,620,009     $278,014,988
                                                          ===========    ===========     ============

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2005

                                                                                  U.S. GOVERNMENT
POTOMAC FUNDS                                                  COMMODITY BULL      MONEY MARKET
                                                                    FUND               FUND
                                                               --------------     ---------------
ASSETS:
Investments, at market value (Note 2).......................     $  399,591         $11,238,492
Cash........................................................        152,477                  --
Receivable for Fund shares sold.............................      1,008,790             142,302
Receivable for investments sold.............................             --                  --
Receivable from Investment Advisor..........................             --                  --
Receivable from broker for futures..........................          4,637              14,848
  Deposit at broker.........................................         17,500                  --
Dividends and interest receivable...........................             --                  --
Other assets................................................         13,103              18,503
                                                                 ----------         -----------
    Total Assets............................................      1,600,798          11,415,145
                                                                 ----------         -----------
LIABILITIES:
Payable for investments purchased...........................             --                  --
Payable for Fund shares redeemed............................             --             340,958
Payable to Investment Advisor...............................             --                  --
Payable to Custodian........................................             --             883,319
Accrued expenses and other liabilities......................         13,352              32,128
                                                                 ----------         -----------
    Total Liabilities.......................................         13,352           1,256,405
                                                                 ----------         -----------
NET ASSETS..................................................     $1,582,746         $10,158,740
                                                                 ==========         ===========
NET ASSETS CONSIST OF:
Capital stock...............................................     $1,552,542         $10,146,363
Accumulated undistributed net investment income (loss)......            (36)             14,152
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.....................................................             --              (2,775)
Net unrealized appreciation (depreciation) on:
  Investments...............................................
  Short positions...........................................             --                  --
  Futures...................................................         30,240                  --
  Swaps.....................................................             --                  --
                                                                 ----------         -----------
    Total Net Assets........................................     $1,582,746         $10,157,740
                                                                 ==========         ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................     $1,582,746         $10,157,740
Shares outstanding
  (unlimited shares of beneficial interest authorized, no
  par value)................................................         74,347          10,157,742
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................     $    21.29         $      1.00
                                                                 ==========         ===========
Cost of Investments.........................................     $  399,591         $11,238,492
                                                                 ==========         ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2005

POTOMAC FUNDS                                               U.S./SHORT     OTC PLUS    SMALL CAP PLUS   SMALL CAP/SHORT
                                                               FUND          FUND           FUND             FUND
                                                            -----------   ----------   --------------   ---------------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $136
  for the OTC Plus Fund)..................................  $        --   $  151,786    $    23,433       $        --
Interest income...........................................       31,532       10,724        178,215            27,853
                                                            -----------   ----------    -----------       -----------
    Total investment income...............................       31,532      162,510        201,648            27,853
                                                            -----------   ----------    -----------       -----------
EXPENSES:
Investment advisory fees..................................       22,431       49,865         89,242            17,559
Distribution expenses.....................................           --           --          8,423                --
Administration fees.......................................        9,276       10,675         12,422             9,260
Shareholder servicing fees................................        1,292        3,393          5,957               993
Fund accounting fees......................................       12,046       14,376         13,196            12,038
Custody fees..............................................          873        2,338          4,165               683
Federal and state registration............................       14,050       23,660         54,591            36,770
Professional fees.........................................        9,714       10,950         12,483             9,501
Reports to shareholders...................................        1,215        2,834          4,848             1,128
Directors' fees and expenses..............................          430        1,150          1,922               386
Other.....................................................          207          553            984               161
                                                            -----------   ----------    -----------       -----------
    Total expenses before waiver, reimbursement of
      expenses and dividends on short positions...........       71,534      119,794        208,233            88,479
    Less: Waiver of expenses and reimbursement from
      Advisor.............................................      (22,934)      (3,442)            --           (50,436)
                                                            -----------   ----------    -----------       -----------
    Net expenses before dividends on short positions......       48,600      116,352        208,233            38,043
    Dividends on short positions..........................       47,642           --             --                --
                                                            -----------   ----------    -----------       -----------
    Total expenses........................................       96,242      116,352        208,233            38,043
                                                            -----------   ----------    -----------       -----------
NET INVESTMENT INCOME (LOSS)..............................      (64,710)      46,158         (6,585)          (10,190)
                                                            -----------   ----------    -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments.............................................           --      955,636        297,144                --
  Short positions.........................................   (1,108,722)          --             --                --
  Futures.................................................     (146,816)     552,323      1,647,434          (851,016)
  Swaps...................................................           --           --     (1,204,342)         (244,426)
                                                            -----------   ----------    -----------       -----------
                                                             (1,255,538)   1,507,959        740,236        (1,095,442)
                                                            -----------   ----------    -----------       -----------
Change in unrealized appreciation (depreciation) on:
  Investments.............................................           --      139,863             --                --
  Short positions.........................................      773,821           --             --                --
  Futures.................................................       55,777      (10,389)      (106,511)          321,020
  Swaps...................................................           --           --        883,210          (179,454)
                                                            -----------   ----------    -----------       -----------
                                                                829,598      129,474        776,699           141,566
                                                            -----------   ----------    -----------       -----------
    Net realized and unrealized gain (loss) on
      investments.........................................     (425,940)   1,637,433      1,516,935          (953,876)
                                                            -----------   ----------    -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................  $  (490,650)  $1,683,591    $ 1,510,350       $  (964,066)
                                                            ===========   ==========    ===========       ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2005

POTOMAC FUNDS                                                 DOW 30 PLUS   WARWICK     HORIZON     CONTRABOND
                                                                 FUND         FUND        FUND         FUND
                                                              -----------   --------   ----------   ----------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $541 for
  the Horizon Fund).........................................   $139,954     $ 1,104    $   83,971   $      --
Interest income.............................................     12,976      90,891         9,247     201,264
                                                               --------     --------   ----------   ---------
    Total investment income.................................    152,930      91,995        93,218     201,264
                                                               --------     --------   ----------   ---------
EXPENSES:
Investment advisory fees....................................     46,172      49,328        83,006      59,905
Distribution expenses.......................................         --      12,332        20,752          --
Administration fees.........................................     10,603      10,135        10,953      12,153
Shareholder servicing fees..................................      3,130       2,524         4,250       4,059
Fund accounting fees........................................     13,040      12,319        17,322      13,003
Custody fees................................................      2,162       1,733         2,912       2,837
Federal and state registration..............................     15,623       4,268        23,586      48,761
Professional fees...........................................     10,793      10,435        11,871      11,700
Reports to shareholders.....................................      2,638       7,722         9,343       9,574
Directors' fees and expenses................................      1,059         857         1,460       1,723
Other.......................................................      4,847         410           690         670
                                                               --------     --------   ----------   ---------
    Total expenses before waiver, reimbursement of expenses
      and dividends on short positions......................    110,067     112,063       186,145     164,385
    Less: Waiver of expenses and reimbursement from
      Advisor...............................................     (2,331)    (13,408)      (20,133)    (24,606)
                                                               --------     --------   ----------   ---------
    Net expenses before dividends or interest on short
      positions.............................................    107,736      98,655       166,012     139,779
    Dividends or interest on short positions................         --          --            --      52,935
                                                               --------     --------   ----------   ---------
    Total expenses..........................................    107,736      98,655       166,012     192,714
                                                               --------     --------   ----------   ---------
NET INVESTMENT INCOME (LOSS)................................     45,194      (6,660)      (72,794)      8,550
                                                               --------     --------   ----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................     22,307        (104)    2,242,393          --
  Short positions...........................................         --          --       (27,644)       (144)
  Futures...................................................    246,749     377,541      (668,606)
  Swaps.....................................................         --     261,023      (384,146)   (291,468)
                                                               --------     --------   ----------   ---------
                                                                269,056     638,460     1,161,997    (291,612)
                                                               --------     --------   ----------   ---------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................    620,599          --      (134,424)         --
  Short positions...........................................         --          --            --     566,452
  Futures...................................................     28,480          --       556,356     316,288
  Swaps.....................................................         --          --      (166,317)         --
                                                               --------     --------   ----------   ---------
                                                                649,079          --       255,615     882,740
                                                               --------     --------   ----------   ---------
    Net realized and unrealized gain (loss) on
      investments...........................................    918,135     638,460     1,417,612     591,128
                                                               --------     --------   ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $963,329     $631,800   $1,344,818   $ 599,678
                                                               ========     ========   ==========   =========

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2005

POTOMAC FUNDS                                                                                U.S. GOVERNMENT
                                                              DYNAMIC HY    COMMODITY BULL    MONEY MARKET
                                                               BOND FUND         FUND             FUND
                                                              -----------   --------------   ---------------
INVESTMENT INCOME:
Dividend income.............................................  $       --       $     --         $     --
Interest income.............................................   9,339,561            213          225,038
                                                              -----------      --------         --------
    Total investment income.................................   9,339,561            213          225,038
                                                              -----------      --------         --------
EXPENSES:
Investment advisory fees....................................   1,247,483            135           55,130
Distribution expenses.......................................     665,324             --               --
Administration fees.........................................      53,612          1,470           11,897
Shareholder servicing fees..................................      85,213              8            5,594
Fund accounting fees........................................      31,134          1,923           12,941
Custody fees................................................      58,449              5            3,848
Federal and state registration..............................      59,935            148           41,506
Professional fees...........................................      61,395          9,506           12,026
Reports to shareholders.....................................      65,775            306            4,508
Directors' fees and expenses................................      25,349              6            1,907
Other.......................................................      13,835            453            1,417
                                                              -----------      --------         --------
    Total expenses before waiver, reimbursement of expenses
      and dividends on short positions......................   2,367,504         13,960          150,774
    Less: Waiver of expenses and reimbursement from
      Advisor...............................................          --        (13,711)         (40,514)
                                                              -----------      --------         --------
    Net expenses before dividends on short positions........   2,367,504            249          110,260
    Dividends on short positions............................          --             --               --
                                                              -----------      --------         --------
    Total expenses..........................................   2,367,504            249          110,260
                                                              -----------      --------         --------
NET INVESTMENT INCOME (LOSS)................................   6,972,057            (36)         114,778
                                                              -----------      --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................   4,067,327             --             (189)
  Short positions...........................................          --             --               --
  Futures...................................................          --             --               --
  Swaps.....................................................          --             --               --
                                                              -----------      --------         --------
                                                               4,067,327             --             (189)
                                                              -----------      --------         --------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................    (856,979)            --               --
  Short positions...........................................          --             --               --
  Futures...................................................          --         30,240               --
  Swaps.....................................................          --             --               --
                                                              -----------      --------         --------
                                                                (856,979)        30,240               --
                                                              -----------      --------         --------
    Net realized and unrealized gain (loss) on
      investments...........................................   3,210,348         30,240             (189)
                                                              -----------      --------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $10,182,405      $ 30,204         $114,589
                                                              ===========      ========         ========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2005

POTOMAC FUNDS

                                                      U.S./SHORT FUND                        OTC PLUS FUND
                                            -----------------------------------   -----------------------------------
                                            Six Months Ended                      Six Months Ended
                                            February 28, 2005     Year Ended      February 28, 2005     Year Ended
                                               (Unaudited)      August 31, 2004      (Unaudited)      August 31, 2004
                                            -----------------   ---------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss)............     $   (64,710)      $   (226,750)       $    46,158       $   (303,441)
  Net realized gain (loss) on investments
    sold, securities sold short, futures
    and swaps.............................      (1,255,538)        (2,329,228)         1,507,959          3,924,032
  Change in unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps..........         829,598            243,395            129,474         (4,256,000)
                                               -----------       ------------        -----------       ------------
    Net increase (decrease) in net assets
      resulting from operations...........        (490,650)        (2,312,583)         1,683,591           (635,409)
                                               -----------       ------------        -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR
  CLASS:
  Net investment income...................
  Net realized gains......................
  Total distributions.....................
CAPITAL SHARE TRANSACTIONS - INVESTOR
  CLASS:
  Proceeds from shares sold...............       5,347,323         70,949,656         24,187,974        153,304,163
  Proceeds from shares issued to holders
    in reinvestment of dividends..........              --                 --                 --                 --
  Cost of shares redeemed.................      (9,995,845)       (71,184,996)       (25,327,385)      (169,863,894)
                                               -----------       ------------        -----------       ------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions........................      (4,648,522)          (235,340)        (1,139,411)       (16,559,731)
                                               -----------       ------------        -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...      (5,139,172)        (2,547,923)           544,180        (17,195,140)
                                               -----------       ------------        -----------       ------------
NET ASSETS:
  Beginning of period.....................       9,083,958         11,631,881         11,897,739         29,092,879
                                               -----------       ------------        -----------       ------------
  End of period...........................     $ 3,944,786       $  9,083,958        $12,441,919       $ 11,897,739
                                               ===========       ============        ===========       ============
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), END OF PERIOD...................     $   (64,710)      $         --        $    46,158       $         --
                                               -----------       ------------        -----------       ------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2005

POTOMAC FUNDS

                                                    SMALL CAP PLUS FUND                  SMALL CAP/SHORT FUND
                                            -----------------------------------   -----------------------------------
                                            Six Months Ended                      Six Months Ended
                                            February 28, 2005     Year Ended      February 28, 2005     Year Ended
                                               (Unaudited)      August 31, 2004      (Unaudited)      August 31, 2004
                                            -----------------   ---------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss)............    $     (6,585)      $    (524,813)     $    (10,190)      $    (197,757)
  Net realized gain (loss) on investments
    sold, securities sold short, futures
    and swaps.............................         740,236          10,994,500        (1,095,442)        (10,311,591)
  Change in unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps..........         776,699          (3,131,886)          141,566             297,912
                                              ------------       -------------      ------------       -------------
    Net increase (decrease) in net assets
      resulting from operations...........       1,510,350           7,337,801          (964,066)        (10,211,436)
                                              ------------       -------------      ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR
  CLASS:
  Net investment income...................                                                                  (102,046)
  Net realized gains......................                                                                        --
                                                                                                       -------------
    Total distributions...................                                                                  (102,046)
                                                                                                       -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR
  CLASS:
  Proceeds from shares sold...............     103,805,572         326,816,193        41,604,933         509,319,232
  Proceeds from shares issued to holders
    in reinvestment of dividends..........              --                  --                --              97,849
  Cost of shares redeemed.................     (99,467,158)       (379,716,954)      (46,526,175)       (508,650,464)
                                              ------------       -------------      ------------       -------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions........................       4,338,414         (52,900,761)       (4,921,242)            766,617
                                              ------------       -------------      ------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...       5,848,764         (45,562,960)       (5,885,308)         (9,546,865)
                                              ------------       -------------      ------------       -------------
NET ASSETS:
  Beginning of period.....................       8,262,641          53,825,601         7,728,932          17,275,797
                                              ------------       -------------      ------------       -------------
  End of period...........................    $ 14,111,405       $   8,262,641      $  1,843,624       $   7,728,932
                                              ============       =============      ============       =============
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), END OF PERIOD...................    $     (6,585)      $          --      $    (10,190)      $          --
                                              ------------       -------------      ------------       -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2005

POTOMAC FUNDS

                                                     DOW 30 PLUS FUND                        WARWICK FUND
                                            -----------------------------------   -----------------------------------
                                            Six Months Ended                      Six Months Ended
                                            February 28, 2005     Year Ended      February 28, 2005     Year Ended
                                               (Unaudited)      August 31, 2004      (Unaudited)      August 31, 2004
                                            -----------------   ---------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss)............    $     45,194       $      69,907       $    (6,660)      $   (166,657)
  Net realized gain (loss) on investments
    sold, securities sold short, futures
    and swaps.............................         269,056           2,360,474           638,460         (1,997,638)
  Change in unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps..........         649,079            (902,300)               --                 --
                                              ------------       -------------       -----------       ------------
    Net increase (decrease) in net assets
      resulting from operations...........         963,329           1,528,081           631,800         (2,164,295)
                                              ------------       -------------       -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR
  CLASS:
  Net investment income...................         (69,376)           (105,131)
  Net realized gains......................              --                  --
                                              ------------       -------------
    Total distributions...................         (69,376)           (105,131)
                                              ------------       -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR
  CLASS:
  Proceeds from shares sold...............      25,006,054         108,884,148           379,018            386,597
  Proceeds from shares issued to holders
    in reinvestment of dividends..........          60,066             101,639                --                 --
  Cost of shares redeemed.................     (26,600,425)       (131,560,733)       (2,932,489)       (15,145,415)
                                              ------------       -------------       -----------       ------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions........................      (1,534,305)        (22,574,946)       (2,553,471)       (14,758,818)
                                              ------------       -------------       -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...        (640,352)        (21,151,996)       (1,921,671)       (16,923,113)
                                              ------------       -------------       -----------       ------------
NET ASSETS:
  Beginning of period.....................      11,464,438          32,616,434        11,205,535         28,128,648
                                              ------------       -------------       -----------       ------------
  End of period...........................    $ 10,824,086       $  11,464,438       $ 9,283,864       $ 11,205,535
                                              ============       =============       ===========       ============
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), END OF PERIOD...................    $     44,598       $      68,788       $       717       $         --
                                              ------------       -------------       -----------       ------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2005

POTOMAC FUNDS

                                                    HORIZON FUND                           CONTRABOND FUND
                                       --------------------------------------   --------------------------------------
                                       Six Months Ended                         Six Months Ended
                                       February 28, 2005   October 1, 2003(1)   February 28, 2005    May 17, 2004(1)
                                          (Unaudited)      to August 31, 2004      (Unaudited)      to August 31, 2004
                                       -----------------   ------------------   -----------------   ------------------
OPERATIONS:
  Net investment income (loss).......    $    (72,794)        $   (301,715)       $      8,550         $    (10,165)
  Net realized gain (loss) on
    investments sold, securities sold
    short, futures and swaps.........       1,161,997           (1,342,084)           (291,612)            (768,396)
  Change in unrealized appreciation
    (depreciation) on investments,
    short positions, futures and
    swaps............................         255,615             (585,084)            882,740              (75,073)
                                         ------------         ------------        ------------         ------------
    Net increase (decrease) in net
      assets resulting from
      operations.....................       1,344,818           (2,228,883)            599,678             (853,634)
                                         ------------         ------------        ------------         ------------
DISTRIBUTIONS TO
  SHAREHOLDERS - INVESTOR CLASS:
  Net investment income..............                                   --
  Net realized gains.................                           (1,488,756)
                                                              ------------
    Total distributions..............                           (1,488,756)
                                                              ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR
  CLASS:
  Proceeds from shares sold..........       1,139,157           73,164,698          57,959,515           17,287,428
  Proceeds from shares issued to
    holders in reinvestment of
    dividends........................              --            1,488,756                  --                   --
  Cost of shares redeemed............     (30,077,504)         (29,975,935)        (26,298,856)         (11,712,971)
                                         ------------         ------------        ------------         ------------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions.............     (28,938,347)          44,677,519          31,660,659            5,574,457
                                         ------------         ------------        ------------         ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.............................     (27,593,529)          40,959,880          32,260,337            4,720,823
                                         ------------         ------------        ------------         ------------
NET ASSETS:
  Beginning of period................      40,959,880                   --           4,720,823                   --
                                         ------------         ------------        ------------         ------------
  End of period......................    $ 13,366,351         $ 40,959,880        $ 36,981,160         $  4,720,823
                                         ============         ============        ============         ============
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), END OF PERIOD..............    $    (72,794)        $         --        $      8,550         $         --
                                         ------------         ------------        ------------         ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2005

POTOMAC FUNDS

                                                                  DYNAMIC HY BOND FUND            COMMODITY BULL FUND
                                                         --------------------------------------   --------------------
                                                         Six Months Ended                         February 17, 2005(1)
                                                         February 28, 2005    July 1, 2004(1)     to February 28, 2005
                                                            (Unaudited)      to August 31, 2004       (Unaudited)
                                                         -----------------   ------------------   --------------------
OPERATIONS:
  Net investment income (loss).........................    $   6,972,057        $    921,956           $      (36)
  Net realized gain (loss) on investments sold,
    securities sold short, futures and swaps...........        4,067,327          (1,287,747)                  --
  Change in unrealized appreciation (depreciation) on
    investments, short positions, futures and swaps....         (856,979)          1,619,770               30,240
                                                           -------------        ------------           ----------
  Net increase (decrease) in net assets resulting from
    operations.........................................       10,182,405           1,253,979               30,204
                                                           -------------        ------------           ----------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
  Net investment income................................       (6,105,880)
  Net realized gains...................................               --
                                                           -------------
    Total distributions................................       (6,105,880)
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
  Proceeds from shares sold............................      930,369,503         338,457,051            1,553,342
  Proceeds from shares issued to holders in
    reinvestment of dividends..........................        5,556,834                  --                   --
  Cost of shares redeemed..............................     (886,145,868)        (88,470,376)                (800)
                                                           -------------        ------------           ----------
    Net increase (decrease) in net assets resulting
      from capital share transactions..................       49,780,469         249,986,675            1,552,542
                                                           -------------        ------------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................       53,856,994         251,240,654            1,582,746
                                                           -------------        ------------           ----------
NET ASSETS:
  Beginning of period..................................      251,240,654                  --                   --
                                                           -------------        ------------           ----------
  End of period........................................    $ 305,097,648        $251,240,654           $1,582,746
                                                           =============        ============           ==========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD...............................................    $   1,788,122        $    921,944           $      (36)
                                                           -------------        ------------           ----------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2005

POTOMAC FUNDS

                                                                     U.S. GOVERNMENT MONEY
                                                                          MARKET FUND
                                                              -----------------------------------
                                                              Six Months Ended
                                                              February 28, 2005     Year Ended
                                                                 (Unaudited)      August 31, 2004
                                                              -----------------   ---------------
OPERATIONS:
  Net investment income (loss)..............................    $     114,778      $      22,685
  Net realized gain (loss) on investments sold, securities
    sold short, futures and swaps...........................             (189)                 2
  Change in unrealized appreciation (depreciation) on
    investments, short positions, futures and swaps.........               --                 --
                                                                -------------      -------------
  Net increase (decrease) in net assets resulting from
    operations..............................................          114,589             22,687
                                                                -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
  Net investment income.....................................         (114,812)           (22,462)
  Net realized gains........................................               --                 (2)
                                                                -------------      -------------
    Total distributions.....................................         (114,812)           (22,464)
                                                                -------------      -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
  Proceeds from shares sold.................................      230,349,607        366,208,172
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................           83,315             15,519
  Cost of shares redeemed...................................     (240,902,955)      (366,982,466)
                                                                -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions............................      (10,470,033)          (758,775)
                                                                -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      (10,470,256)          (758,552)
                                                                -------------      -------------
NET ASSETS:
  Beginning of period.......................................       20,627,996         21,386,548
                                                                -------------      -------------
  End of period.............................................    $  10,157,740      $  20,627,996
                                                                =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...    $      14,152      $      13,866
                                                                -------------      -------------

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                 U.S./SHORT FUND
                                ----------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
                                ----------------------------------------------------------------------------------
                                Six Months Ended
                                  February 28,          Year Ended        Year Ended              Year Ended
                                      2005              August 31,        August 31,              August 31,
                                  (Unaudited)              2004              2003                    2002
                                ----------------        ----------        -----------             -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................     $    31.35           $   35.66         $     42.52             $    37.42
                                   ----------           ----------        -----------             ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................          (0.39)(8)           (0.69)(8,10)        (1.01)(7)              (0.52)(7)
Net realized and unrealized
  gain (loss) on
  investments(2)..............          (2.68)              (3.62)(10)          (5.85)                  5.81
                                   ----------           ----------        -----------             ----------
    Total from investment
      operations..............          (3.07)              (4.31)              (6.86)                  5.29
                                   ----------           ----------        -----------             ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................             --                  --                  --                  (0.19)
Distributions from realized
  gains.......................             --                  --                  --                     --
                                   ----------           ----------        -----------             ----------
    Total distributions.......             --                  --                  --                  (0.19)
                                   ----------           ----------        -----------             ----------
NET ASSET VALUE, END OF
  PERIOD......................     $    28.28           $   31.35         $     35.66             $    42.52
                                   ==========           ==========        ===========             ==========
TOTAL RETURN(3)...............          (9.79%)(12)        (12.09%)            (16.13%)                14.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....     $3,944,786           $9,083,958        $11,631,881             $8,730,064
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............           2.87%(11)           1.98%(10)           1.95%(5)               2.27%
  After expense
    reimbursement.............           1.95%(11)           1.95%(10)           1.95%(5)               1.85%
  Including dividends on short
    positions.................           3.79%(11)           2.86%               3.91%(5)               2.67%
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............          (3.52%)(11)         (2.14%)(10)         (2.42%)(5)             (1.70%)
  After expense
    reimbursement.............          (2.60%)(9,11)       (2.11%)(9,10)       (2.42%)(5,6)           (1.28%)(6)
Portfolio turnover rate(4)....              0%                  0%                472%                 2,471%

                                       U.S./SHORT FUND
                                -----------------------------
                                       INVESTOR CLASS
                                -----------------------------

                                Year Ended         Year Ended
                                August 31,         August 31,
                                   2001               2000
                                -----------        ----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $     29.33        $    34.39
                                -----------        ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................         0.62(7)           0.70(7)
Net realized and unrealized
  gain (loss) on
  investments(2)..............         8.74             (5.76)
                                -----------        ----------
    Total from investment
      operations..............         9.36             (5.06)
                                -----------        ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................        (1.27)               --
Distributions from realized
  gains.......................           --                --
                                -----------        ----------
    Total distributions.......        (1.27)               --
                                -----------        ----------
NET ASSET VALUE, END OF
  PERIOD......................  $     37.42        $    29.33
                                ===========        ==========
TOTAL RETURN(3)...............        32.49%           (14.71%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....  $20,740,626        $1,964,139
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............         3.41%             2.28%
  After expense
    reimbursement.............         1.65%             1.62%
  Including dividends on short
    positions.................         2.15%             2.05%
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............         0.10%             1.46%
  After expense
    reimbursement.............         1.86%(6)          2.12%(6)
Portfolio turnover rate(4)....          867%              781%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(5) The ratio includes Advisor expense recovery of 0.16%, respectively.
(6) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002, 2001 and 2000 was (1.16%), (0.46%), 2.36% and 2.55%, respectively.
(7) Net investment income (loss) before dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002, 2001, and 2000 was ($0.48), ($0.19), $0.78 and $0.84, respectively.
(8) Net Investment Income (loss) before dividends on short positions for the period ended February 28, 2005 and for year ended August 31, 2004 was ($0.10) and ($0.39), respectively.
(9) Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended February 28, 2005 and for the year ended August 31, 2004 was (0.69%) and (1.20%), respectively.
(10) Effective September 1, 2003, the Fund has changed its method of accounting for all swap contracts. The effect of this change for the year ended August 31, 2004, was to increase (decrease) net investment income per share by ($0.04) and increase net realized and unrealized gain (loss) on investment transactions per share by $0.04, and increase (decrease) the ratios of net investment income and expenses to average net assets by (0.13%) and 0.13%, respectively.
(11) Annualized.
(12) Not annualized.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                  OTC PLUS FUND
                                ----------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
                                ----------------------------------------------------------------------------------
                                Six Months Ended
                                  February 28,          Year Ended           Year Ended           Year Ended
                                      2005              August 31,           August 31,           August 31,
                                  (Unaudited)              2004                 2003                2002(5)
                                ----------------        -----------        ---------------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $     37.73           $     37.76          $     25.36          $     46.16
                                  -----------           -----------          -----------          -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................           0.14                 (0.59)               (0.46)               (0.64)
Net realized and unrealized
  gain (loss) on
  investments(2)..............           4.38                  0.56                12.86               (20.16)
                                  -----------           -----------          -----------          -----------
    Total from investment
      operations..............           4.52                 (0.03)               12.40               (20.80)
                                  -----------           -----------          -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................             --                    --                   --                   --
Distributions from realized
  gains.......................             --                    --                   --                   --
                                  -----------           -----------          -----------          -----------
    Total distributions.......             --                    --                   --                   --
                                  -----------           -----------          -----------          -----------
NET ASSET VALUE, END OF
  PERIOD......................    $     42.25           $     37.73          $     37.76          $     25.36
                                  ===========           ===========          ===========          ===========
TOTAL RETURN(3)...............          11.98%(8)             (0.08%)              48.90%              (45.06%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....    $12,441,919           $11,897,739          $29,092,879          $57,233,878
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............           1.80%(7)              1.75%                1.75%                1.66%
  After expense
    reimbursement.............           1.75%(7)              1.75%                1.75%                1.66%
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............           0.63%(7)             (1.45%)              (1.57%)              (1.55%)
  After expense
    reimbursement.............           0.68%(7)             (1.45%)              (1.57%)              (1.55%)
Portfolio turnover rate(4)....             35%                  284%                 670%                 450%

                                         OTC PLUS FUND
                                -------------------------------
                                        INVESTOR CLASS
                                -------------------------------

                                Year Ended          Year Ended
                                August 31,          August 31,
                                  2001(5)            2000(5)
                                -----------        ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $    176.52        $      98.40
                                -----------        ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................        (1.20)              (1.96)
Net realized and unrealized
  gain (loss) on
  investments(2)..............      (129.16)              80.20
                                -----------        ------------
    Total from investment
      operations..............      (130.36)              78.24
                                -----------        ------------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................           --                  --
Distributions from realized
  gains.......................           --               (0.12)
                                -----------        ------------
    Total distributions.......           --               (0.12)
                                -----------        ------------
NET ASSET VALUE, END OF
  PERIOD......................  $     46.16        $     176.52
                                ===========        ============
TOTAL RETURN(3)...............       (73.85%)             79.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....  $35,668,601        $184,751,134
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............         1.50%               1.50%(6)
  After expense
    reimbursement.............         1.50%               1.50%(6)
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............        (1.32%)             (1.26%)(6)
  After expense
    reimbursement.............        (1.32%)             (1.26%)(6)
Portfolio turnover rate(4)....          392%                378%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(6) Ratio includes Advisor expense recovery of 0.08%.
(7) Annualized.
(8) Not annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                              SMALL CAP PLUS FUND
                                -------------------------------------------------------------------------------
                                                                INVESTOR CLASS
                                -------------------------------------------------------------------------------
                                Six Months Ended         Year Ended         Year Ended         Year Ended
                                February 28, 2005        August 31,         August 31,         August 31,
                                   (Unaudited)              2004               2003              2002(6)
                                -----------------        ----------        ------------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................     $     45.45           $   41.75         $     32.84         $    42.08
                                   -----------           ----------        -----------         ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................           (0.01)              (0.52)(10)          (0.44)(9)          (0.04)(9)
Net realized and unrealized
  gain (loss) on
  investments(2)..............            8.58                4.22(10)            9.35              (8.80)
                                   -----------           ----------        -----------         ----------
    Total from investment
      operations..............            8.57                3.70                8.91              (8.84)
                                   -----------           ----------        -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................              --                  --                  --              (0.40)
Distributions from realized
  gains.......................              --                  --                  --                 --
                                   -----------           ----------        -----------         ----------
    Total distributions.......              --                  --                  --              (0.40)
                                   -----------           ----------        -----------         ----------
NET ASSET VALUE, END OF
  PERIOD......................     $     54.02           $   45.45         $     41.75         $    32.84
                                   ===========           ==========        ===========         ==========
TOTAL RETURN(3)...............           18.86%(12)           8.86%              27.13%            (21.24%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....     $14,111,405           $8,262,641        $53,825,601         $5,352,132
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............            1.75%(11)           1.75%(11)           1.75%              1.71%
  After expense
    reimbursement.............            1.75%(11)           1.75%(11)           1.75%              1.71%
  Including interest
    expense...................                                                    3.71%(7)           1.80%(7)
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............           (0.06%)(11)         (1.10%)(10)         (1.30%)            (0.13%)
  After expense
    reimbursement.............           (0.06%)(11)         (1.10%)(10)         (1.30%)(8)         (0.13%)(8)
Portfolio turnover rate(4)....             219%                  0%                  0%               647%

                                     SMALL CAP PLUS FUND
                                ------------------------------
                                        INVESTOR CLASS
                                ------------------------------
                                Year Ended         Year Ended
                                August 31,         August 31,
                                  2001(6)            2000(6)
                                -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $    50.32         $     44.40
                                ----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................        0.92                0.76
Net realized and unrealized
  gain (loss) on
  investments(2)..............       (9.16)               5.68
                                ----------         -----------
    Total from investment
      operations..............       (8.24)               6.44
                                ----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................          --               (0.52)
Distributions from realized
  gains.......................          --                  --
                                ----------         -----------
    Total distributions.......          --               (0.52)
                                ----------         -----------
NET ASSET VALUE, END OF
  PERIOD......................  $    42.08         $     50.32
                                ==========         ===========
TOTAL RETURN(3)...............      (16.38%)             14.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....  $6,479,334         $34,065,099
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............        1.50%               1.50%(5)
  After expense
    reimbursement.............        1.50%               1.50%(5)
  Including interest
    expense...................
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............        2.06%               1.55%(5)
  After expense
    reimbursement.............        2.06%               1.55%(5)
Portfolio turnover rate(4)....         939%              3,390%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(5) Ratio includes Advisor expense recovery.
(6) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(7) The operating expense ratio includes interest expense related to swap contracts.
(8) The net investment income (loss) ratio included interest expense related to swap contracts. The ratio excluding interest expense for the years ended August 31, 2003 and 2002 was 0.66% and (0.04%), respectively.
(9) Net investment income (loss) before interest expense on swap contracts for the years ended August 31, 2003 and 2002 was $0.23 and ($0.02), respectively.
(10) Effective September 1, 2003, the Fund has changed its method of accounting for all swap contracts. The effect of this change for the year ended August 31, 2004, was to increase (decrease) net investment income per share by $0.19 and decrease net realized and unrealized gain (loss) on investment transactions per share by $0.19, and increase (decrease) the ratios of net investment income and expenses to average net assets by 0.40% and (0.40)%, respectively.
(11) Annualized.
(12) Not annualized.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                             SMALL CAP/SHORT FUND
                                -------------------------------------------------------------------------------
                                                                INVESTOR CLASS
                                -------------------------------------------------------------------------------
                                  Six Months
                                    Ended
                                 February 28,          Year Ended          Year Ended          Year Ended
                                     2005              August 31,          August 31,          August 31,
                                 (Unaudited)              2004                2003                2002
                                --------------        ------------        ------------        ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $    26.48           $    31.77         $     49.82         $     48.84
                                  ----------           ----------         -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)...................         (0.06)               (0.34)(11)          (0.67)(9)           (0.21)(9)
Net realized and unrealized
  gain (loss) on
  investments(6)..............         (4.13)               (4.83)(11)         (11.76)               5.32
                                  ----------           ----------         -----------         -----------
    Total from investment
      operations..............         (4.19)               (5.17)             (12.43)               5.11
                                  ----------           ----------         -----------         -----------
Less distributions:
Dividends from net investment
  income......................            --                (0.12)                 --               (4.13)
Distributions from realized
  gains.......................            --                   --               (5.62)                 --
                                  ----------           ----------         -----------         -----------
  Total distributions.........            --                (0.12)              (5.62)              (4.13)
                                  ----------           ----------         -----------         -----------
NET ASSET VALUE, END OF
  PERIOD......................    $    22.29           $    26.48         $     31.77         $     49.82
                                  ==========           ==========         ===========         ===========
TOTAL RETURN(7)...............        (15.82%)(2)          (16.33%)            (27.99%)             11.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....    $1,843,624           $7,728,932         $17,275,797         $39,060,502
Ratio of net expenses to
  average net assets:
    Before expense
      reimbursement...........          4.54%(3)             2.00%(11)           1.95%               1.89%
    After expense
      reimbursement...........          1.95%(3)             1.95%(11)           1.95%               1.89%
    Including dividends on
      short positions.........                                                   3.42%(10)           2.31%(10)
Ratio of net investment income
  (loss) to average net
  assets:
    Before expense
      reimbursement...........         (3.11%)(3)           (1.31%)(11)         (1.57%)             (0.46%)
    After expense
      reimbursement...........         (0.52%)(3)           (1.26%)(11)         (1.57%)(11)         (0.46%)(8)
Portfolio turnover rate(5)....             0%                   0%                  0%              1,476%

                                       SMALL CAP/SHORT FUND
                                -----------------------------------
                                          INVESTOR CLASS
                                -----------------------------------

                                                     December 21,
                                 Year Ended             1999(1)
                                 August 31,          to August 31,
                                    2001                 2000
                                ------------        ---------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $     43.37             $ 50.00
                                -----------             -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)...................      1.02(9)                1.39
Net realized and unrealized
  gain (loss) on
  investments(6)..............         6.26               (8.02)
                                -----------             -------
    Total from investment
      operations..............         7.28               (6.63)
                                -----------             -------
Less distributions:
Dividends from net investment
  income......................        (1.81)                 --
Distributions from realized
  gains.......................           --                  --
                                -----------             -------
  Total distributions.........        (1.81)                 --
                                -----------             -------
NET ASSET VALUE, END OF
  PERIOD......................  $     48.84             $ 43.37
                                ===========             =======
TOTAL RETURN(7)...............        16.75%             (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....  $30,567,680             $36,969
Ratio of net expenses to
  average net assets:
    Before expense
      reimbursement...........         1.70%               1.65%(3)
    After expense
      reimbursement...........         1.65%               1.39%(3)
    Including dividends on
      short positions.........         1.66%(10)
Ratio of net investment income
  (loss) to average net
  assets:
    Before expense
      reimbursement...........         2.09%               3.50%(3)
    After expense
      reimbursement...........         2.14%(8)            3.76%(3)
Portfolio turnover rate(5)....        1,736%                851%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts, swaps and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002 and 2001 was (1.15%), (0.16%) and 2.15%, respectively.
(9) Net investment income (loss) before dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002 and 2001 was ($0.49), ($0.08) and $1.03, respectively.
(10) The operating expense ratio includes interest expense related to swap contracts.
(11) Effective September 1, 2003, the Fund has changed its method of accounting for all swap contracts. The effect of this change for the year ended August 31, 2004, was to increase (decrease) net investment income per share by $0.13 and decrease net realized and unrealized gain (loss) on investment transactions per share by $0.13, and increase (decrease) the ratios of net investment income and expenses to average net assets by 0.44% and(0.44)%, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                          DOW 30 PLUS FUND
                                ---------------------------------------------------------------------
                                                           INVESTOR CLASS
                                ---------------------------------------------------------------------
                                  Six Months
                                    Ended
                                 February 28,          Year Ended     Year Ended     Year Ended
                                     2005              August 31,     August 31,     August 31,
                                 (Unaudited)              2004           2003         2002(8)
                                --------------        ------------   ------------   ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................   $     30.69          $     27.91    $     25.56    $     31.04
                                 -----------          -----------    -----------    -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)...................          0.12                 0.09           0.11           0.04
Net realized and unrealized
  gain (loss) on
  investments(6)..............          2.18                 2.78           2.27          (5.44)
                                 -----------          -----------    -----------    -----------
    Total from investment
      operations..............          2.30                 2.87           2.38          (5.40)
                                 -----------          -----------    -----------    -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................         (0.18)               (0.09)         (0.03)         (0.08)
Distributions from realized
  gains.......................            --                   --             --             --
                                 -----------          -----------    -----------    -----------
    Total distributions.......         (0.18)               (0.09)         (0.03)         (0.08)
                                 -----------          -----------    -----------    -----------
NET ASSET VALUE, END OF
  PERIOD......................   $     32.81          $     30.69    $     27.91    $     25.56
                                 ===========          ===========    ===========    ===========
TOTAL RETURN(7)...............          7.43%(2)            10.27%          9.32%        (17.45%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....   $10,824,086          $11,464,438    $32,616,434    $53,986,006
Ratio of net expenses to
  average net assets:
    Before expense
      reimbursement...........          1.79%(3)             1.75%          1.75%          1.70%(9)
    After expense
      reimbursement...........          1.75%(3)             1.75%          1.75%          1.70%(9)
Ratio of net investment income
  (loss) to average net
  assets:
    Before expense
      reimbursement...........          0.74%(3)             0.28%          0.43%          0.15%(9)
    After expense
      reimbursement...........          0.70%(3)             0.28%          0.43%          0.15%(9)
Portfolio turnover rate(5)....            32%                 236%           979%           983%

                                        DOW 30 PLUS FUND
                                --------------------------------
                                         INVESTOR CLASS
                                --------------------------------

                                                    December 2,
                                 Year Ended           1999(1)
                                 August 31,          August 31,
                                  2001(8)             2000(8)
                                ------------        ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $     37.28         $     40.00
                                -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)...................         0.12                0.04
Net realized and unrealized
  gain (loss) on
  investments(6)..............        (6.36)              (2.76)
                                -----------         -----------
    Total from investment
      operations..............        (6.24)              (2.72)
                                -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................           --                  --
Distributions from realized
  gains.......................           --                  --
                                -----------         -----------
    Total distributions.......           --                  --
                                -----------         -----------
NET ASSET VALUE, END OF
  PERIOD......................  $     31.04         $     37.28
                                ===========         ===========
TOTAL RETURN(7)...............       (16.74%)             (6.80%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....  $16,549,599         $18,509,233
Ratio of net expenses to
  average net assets:
    Before expense
      reimbursement...........         1.55%               1.52%(3)
    After expense
      reimbursement...........         1.50%               1.50%(3)
Ratio of net investment income
  (loss) to average net
  assets:
    Before expense
      reimbursement...........         0.35%               0.16%(3)
    After expense
      reimbursement...........         0.40%               0.18%(3)
Portfolio turnover rate(5)....        1,415%              1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(9) Ratio includes Advisor expense recovery of 0.03%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                         WARWICK FUND
                                --------------------------------------------------------------
                                                        INVESTOR CLASS
                                --------------------------------------------------------------
                                 Six Months Ended
                                 February 28, 2005       Year Ended       November 1, 2002(1)
                                    (Unaudited)        August 31, 2004     to August 31, 2003
                                -------------------   -----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................      $    16.57           $     18.64          $     20.00
                                    ----------           -----------          -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)...................           (0.01)                (0.16)               (0.12)
Net realized and unrealized
  gain (loss) on
  investments(6)..............            1.07                 (1.91)               (1.24)
                                    ----------           -----------          -----------
    Total from investment
      operations..............            1.06                 (2.07)               (1.36)
                                    ----------           -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................              --                    --                   --
Distributions from realized
  gains.......................              --                    --                   --
                                    ----------           -----------          -----------
    Total distributions.......              --                    --                   --
                                    ----------           -----------          -----------
NET ASSET VALUE, END OF
  PERIOD......................      $    17.63           $     16.57          $     18.64
                                    ==========           ===========          ===========
TOTAL RETURN(7)...............            6.40%(2)            (11.11%)              (6.80%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....      $9,283,864           $11,205,535          $28,128,648
Ratio of net expenses to
  average net assets:
    Before expense
      reimbursement...........            2.27%(3)              1.87%                1.88%(3)
    After expense
      reimbursement...........            2.00%(3)              1.87%                1.88%(3)
    Including dividends on
      short positions.........
Ratio of net investment income
  (loss) to average net
  assets:
    Before expense
      reimbursement...........           (0.41%)(3)            (0.88%)              (0.74%)(3)
    After expense
      reimbursement...........           (0.14%)(3)            (0.88%)              (0.74%)(3)
Portfolio turnover rate(5)....               0%               14,277%                   0%

                                              HORIZON FUND
                                ----------------------------------------
                                             INVESTOR CLASS
                                ----------------------------------------
                                Six Months Ended
                                February 28, 2005    October 1, 2003(1)
                                   (Unaudited)       to August 31, 2004
                                -----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................     $     18.47          $     20.00
                                   -----------          -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)...................           (0.09)               (0.12)(8)
Net realized and unrealized
  gain (loss) on
  investments(6)..............            1.65                (0.83)
                                   -----------          -----------
    Total from investment
      operations..............            1.56                (0.95)
                                   -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................              --                   --
Distributions from realized
  gains.......................            0.00                (0.58)
                                   -----------          -----------
    Total distributions.......              --                (0.58)
                                   -----------          -----------
NET ASSET VALUE, END OF
  PERIOD......................     $     20.03          $     18.47
                                   ===========          ===========
TOTAL RETURN(7)...............            8.45%(2)            (5.06%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....     $13,366,351          $40,959,880
Ratio of net expenses to
  average net assets:
    Before expense
      reimbursement...........            2.24%(3)             1.70%(3)
    After expense
      reimbursement...........            2.00%(3)             1.70%(3)
    Including dividends on
      short positions.........                                 1.71%(3)
Ratio of net investment income
  (loss) to average net
  assets:
    Before expense
      reimbursement...........           (1.12%)(3)           (0.63%)(3)
    After expense
      reimbursement...........           (0.88%)(3)           (0.63%)(3,9)
Portfolio turnover rate(5)....             543%               1,413%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Net investment income (loss) before dividends on short positions for the period ended August 31, 2004 was ($0.12) for the Horizon Fund.
(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2004 was (0.62%) for the Horizon Fund.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a share outstanding throughout the period.
POTOMAC FUNDS

                                                           CONTRABOND FUND                         DYNAMIC HY BOND FUND
                                               ---------------------------------------    ---------------------------------------
                                                           INVESTOR CLASS                             INVESTOR CLASS
                                               ---------------------------------------    ---------------------------------------
                                               Six Months Ended                           Six Months Ended
                                               February 28, 2005     May 17, 2004(1)      February 28, 2005     July 1, 2004(1)
                                                  (Unaudited)       to August 31, 2004       (Unaudited)       to August 31, 2004
                                               -----------------    ------------------    -----------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.........     $     17.96           $    20.00          $      20.35          $      20.00
                                                  -----------           ----------          ------------          ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)..............            0.01(8)             (0.03)                 0.43                  0.17
Net realized and unrealized gain (loss) on
  investments(6).............................            0.25                (2.01)                 0.28                  0.18
                                                  -----------           ----------          ------------          ------------
    Total from investment operations.........            0.26                (2.04)                 0.71                  0.35
                                                  -----------           ----------          ------------          ------------
LESS DISTRIBUTIONS:
Dividends from net investment income.........              --                   --                 (0.38)                   --
Distributions from realized gains............              --                   --                    --                    --
                                                  -----------           ----------          ------------          ------------
    Total distributions......................              --                   --                 (0.38)                   --
                                                  -----------           ----------          ------------          ------------
NET ASSET VALUE, END OF PERIOD...............     $     18.22           $    17.96          $      20.68          $      20.35
                                                  ===========           ==========          ============          ============
TOTAL RETURN(7)..............................            1.45%(2)           (10.20%)(2)             3.32%(2)              1.75%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....................     $36,981,160           $4,720,823          $305,097,648          $251,240,654
Ratio of net expenses to average net assets:
  Before expense reimbursement...............            2.06%(3)             3.95%(3)              1.42%(3)              1.50%(3)
  After expense reimbursement................            1.75%(3)             1.75%(3)              1.42%(3)              1.50%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............           (0.20%)(3)           (2.80%)(3)             4.19%(3)              5.32%(3)
  After expense reimbursement................            0.11%(3,9)          (0.60%)(3)             4.19%(3)              5.32%(3)
Portfolio turnover rate(5)...................               0%                   0%                  167%                   47%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Net Investment Income(loss) before interest on short positions for the period ended February 28, 2005 was $0.06.
(9) Net investment income (loss) ratio included interest on short positions. The ratio excluding dividends on short positions for the period ended February 28, 2005 was 0.46%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
POTOMAC FUNDS

                                                                 COMMODITY BULL
                                                              --------------------
                                                                 INVESTOR CLASS
                                                              --------------------
                                                              February 17, 2005(1)
                                                              to February 28, 2005
                                                                  (Unaudited)
                                                              --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................       $    20.00
                                                                   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................            (0.03)
Net realized and unrealized gain (loss) on investments(6)...             1.32
                                                                   ----------
    Total from investment operations........................             1.29
                                                                   ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................               --
Distributions from realized gains...........................               --
                                                                   ----------
    Total distributions.....................................               --
                                                                   ----------
NET ASSET VALUE, END OF PERIOD..............................       $    21.29
                                                                   ==========
TOTAL RETURN(7).............................................             6.45%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................       $1,582,746
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................            98.07%(3)
  After expense reimbursement...............................             1.75%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................           (96.57)%(3)
  After expense reimbursement...............................            (0.25)%(3)
Portfolio turnover rate(5)..................................                0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                   U.S. GOVERNMENT MONEY MARKET FUND
                                      -------------------------------------------------------------------------------------------
                                                                            INVESTOR CLASS
                                      -------------------------------------------------------------------------------------------
                                      Six Months Ended
                                        February 28,      Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                            2005          August 31,     August 31,     August 31,     August 31,     August 31,
                                        (Unaudited)          2004           2003           2002           2001           2000
                                      ----------------    -----------    -----------    -----------    -----------    -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $      1.00       $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                        -----------       -----------    -----------    -----------    -----------    -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(1).....           0.01                --(3)          --(3)        0.01           0.04           0.05
Net realized and unrealized gain
  (loss) on investments.............             --                --             --             --             --             --
                                        -----------       -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations....................           0.01                --             --           0.01           0.04           0.05
                                        -----------       -----------    -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income............................          (0.01)               --(3)          --(3)       (0.01)         (0.04)         (0.05)
Distributions from realized gains...             --                --             --             --             --             --
                                        -----------       -----------    -----------    -----------    -----------    -----------
    Total distributions.............          (0.01)               --             --          (0.01)         (0.04)         (0.05)
                                        -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD......    $      1.00       $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                        ===========       ===========    ===========    ===========    ===========    ===========
TOTAL RETURN(2).....................           0.52%(4)          0.10%          0.33%          1.02%          4.45%          5.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........    $10,157,740       $20,627,996    $21,386,548    $50,803,391    $61,138,254    $16,402,144
Ratio of net expenses to average net
  assets:
  Before expense reimbursement......           1.37%(5)          1.30%          1.16%          1.03%          1.04%          1.03%
  After expense reimbursement.......           1.00%(5)          0.99%          1.00%          0.99%          1.00%          1.00%
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement......           1.04%(5)         (0.19%)         0.22%          1.02%          4.29%          4.93%
  After expense reimbursement.......           0.67%(5)          0.12%          0.38%          1.06%          4.33%          4.96%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(3) Amount is less than $0.01 per share.
(4) Not annualized.
(5) Annualized.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                               FEBRUARY 28, 2005

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Warwick Fund, Horizon Fund, Contrabond Fund, Dynamic HY Bond Fund, Commodity Bull Fund, and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Commodity Bull Fund commenced operations on February 17, 2005.

The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) ("Nasdaq Index"). The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index (Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the Warwick Fund is to seek capital appreciation through the investment in specifically designed portfolios of equities and equity-linked securities of medium to large-capitalization companies and technology-based companies, including securities of companies included in the NASDAQ Index or the CBS Marketwatch Index ("Marketwatch 75"). The objective of the Horizon Fund is to seek capital appreciation through dynamic asset allocation the attempts to take "long" overweight positions in market sectors that are performing well while seeking to underweight or "short" market sectors that are performing poorly. The objective of the Contrabond Fund is to provide investment returns that inversely correspond to 200% of the daily price movement of the benchmark 10-year U.S. Treasury Note. The objective of the Dynamic HY Bond Fund is to seek maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The objective of the Commodity Bull Fund is to seek capital appreciation on an annual basis by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Investor Class shares, except for the Investor Class shares of the Warwick Fund, Horizon Fund, and the Dynamic HY Bond Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Investor Class shares of the Warwick Fund and the Horizon Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of the Investor Class' average daily net assets. The Dynamic HY Bond Fund is subject to an annual Rule 12b-1 fee of up to 0.40% of the Investor Class average daily net assets. The Board has authorized each Fund's Investor Class shares, except the Warwick Fund, the Horizon Fund, and the Dynamic HY Bond Fund, to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses but not to exceed 1.00% of each Fund's daily net assets. For the period ended February 28, 2005, the expense limit on total operating expenses was 1.75% on the Plus Funds and 1.95% on the Short Funds. The

Board had authorized the Dynamic HY Bond Fund Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on the Total Annual Operating Expenses but not to exceed 0.40% of the Fund's daily net assets. For the period ended February 28, 2005, the expense limit on the total operating expense was 1.50% for the Dynamic HY Bond Fund. The Board has authorized the Warwick Fund and the Horizon Fund Investor Class shares to pay Rule 12b-1 fees equal to 0.25% of Investor Class average daily net assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Pricing ("NOCP") provided by Nasdaq each business day. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Options, futures and other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The U.S./Short Fund, Small Cap/Short Fund, Warwick Fund, Horizon Fund, Contrabond Fund, Dynamic HY Bond Fund and Commodity Bull Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Each Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the period ended February 28, 2005, and the fiscal year ended August 31, 2004, were as follows:

                                     U.S./SHORT FUND                        OTC PLUS FUND
                           -----------------------------------   -----------------------------------
                             PERIOD ENDED        YEAR ENDED        PERIOD ENDED        YEAR ENDED
                           FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                           -----------------   ---------------   -----------------   ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                 $ --               $ --               $ --               $ --
LONG-TERM CAPITAL GAIN
  Investor Class                   --                 --                 --                 --
                                 ----               ----               ----               ----
TOTAL DISTRIBUTIONS PAID         $ --               $ --               $ --               $ --
                                 ====               ====               ====               ====

                                   SMALL CAP PLUS FUND                  SMALL CAP/SHORT FUND
                           -----------------------------------   -----------------------------------
                             PERIOD ENDED        YEAR ENDED        PERIOD ENDED        YEAR ENDED
                           FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                           -----------------   ---------------   -----------------   ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                 $ --               $ --               $ --             $102,046
LONG-TERM CAPITAL GAIN
  Investor Class                   --                 --                 --                   --
                                 ----               ----               ----             --------
TOTAL DISTRIBUTIONS PAID         $ --               $ --               $ --             $102,046
                                 ====               ====               ====             ========

                                    DOW 30 PLUS FUND                        WARWICK FUND
                           -----------------------------------   -----------------------------------
                             PERIOD ENDED        YEAR ENDED        PERIOD ENDED        YEAR ENDED
                           FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                           -----------------   ---------------   -----------------   ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                $69,376           $105,132             $ --               $ --
LONG-TERM CAPITAL GAIN
  Investor Class                     --                 --               --                 --
                                -------           --------             ----               ----
TOTAL DISTRIBUTIONS PAID        $69,376           $105,132             $ --               $ --
                                =======           ========             ====               ====

                                      HORIZON FUND                           CONTRABOND FUND
                         --------------------------------------   --------------------------------------
                           PERIOD ENDED          YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                         FEBRUARY 28, 2005   AUGUST 31, 2004(1)   FEBRUARY 28, 2005   AUGUST 31, 2004(2)
                         -----------------   ------------------   -----------------   ------------------
DISTRIBUTIONS PAID
  FROM:
ORDINARY INCOME
  Investor Class               $ --              $1,488,756             $ --                 $ --
LONG-TERM CAPITAL GAIN
  Investor Class                 --                      --               --                   --
                               ----              ----------             ----                 ----
TOTAL DISTRIBUTIONS
  PAID                         $ --              $1,488,756             $ --                 $ --
                               ====              ==========             ====                 ====

(1) Commenced operations October 1, 2004.
(2) Commenced operations May 17, 2004.

                                                 DYNAMIC HY BOND FUND            COMMODITY BULL FUND
                                        --------------------------------------   --------------------
                                          PERIOD ENDED         PERIOD ENDED          PERIOD ENDED
                                        FEBRUARY 28, 2005   AUGUST 31, 2004(1)   FEBRUARY 28, 2005(2)
                                        -----------------   ------------------   --------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                           $6,105,880              $ --                $114,812
LONG-TERM CAPITAL GAIN
  Investor Class                                   --                --                      --
                                           ----------              ----                --------
TOTAL DISTRIBUTIONS PAID                   $6,105,880              $ --                $114,812
                                           ==========              ====                ========

(1) Commenced operations July 1, 2004.
(2) Commenced operations February 17, 2005.

                                  U.S. GOVERNMENT MONEY MARKET FUND
                                 -----------------------------------
                                   PERIOD ENDED        YEAR ENDED
                                 FEBRUARY 28, 2005   AUGUST 31, 2004
                                 -----------------   ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                     $114,812            $22,462
LONG-TERM CAPITAL GAIN
  Investor Class                           --                 --
                                     --------            -------
TOTAL DISTRIBUTIONS PAID             $114,812            $22,462
                                     ========            =======

As of August 31, 2004, the components of distributable earnings were as follows:

                                       U.S./SHORT     OTC PLUS     SMALL CAP PLUS   SMALL CAP/SHORT
                                          FUND          FUND            FUND             FUND
                                       ----------   ------------   --------------   ---------------
Cost basis of investments for federal
  income tax purposes                  $6,993,292   $ 21,797,111     $4,995,208       $7,992,333
                                       ----------   ------------     ----------       ----------
Unrealized Appreciation                        --             --             --               --
Unrealized Depreciation                        --    (10,525,857)            --               --
                                       ----------   ------------     ----------       ----------
Net unrealized
  appreciation/(depreciation)                  --    (10,525,857)            --               --
                                       ----------   ------------     ----------       ----------
Undistributed ordinary income/(loss)           --             --             --               --
Undistributed long-term gain/(loss)            --             --             --               --
                                       ----------   ------------     ----------       ----------
Distributable earnings                         --             --             --               --
                                       ----------   ------------     ----------       ----------

                                              DOW 30 PLUS    WARWICK       HORIZON     CONTRABOND
                                                 FUND          FUND         FUND          FUND
                                              -----------   ----------   -----------   ----------
Cost basis of investments for federal income
  tax purposes                                $14,131,199   $9,990,417   $31,308,947   $4,495,688
                                              -----------   ----------   -----------   ----------
Unrealized Appreciation                               --            --       494,554           --
Unrealized Depreciation                       (3,571,849)           --      (846,969)          --
                                              -----------   ----------   -----------   ----------
Net unrealized appreciation/(depreciation)    (3,571,849)           --      (352,415)          --
                                              -----------   ----------   -----------   ----------
Undistributed ordinary income/(loss)              68,778            --            --           --
Undistributed long-term gain/(loss)                   --            --            --           --
                                              -----------   ----------   -----------   ----------
Distributable earnings                            68,778            --            --           --
                                              -----------   ----------   -----------   ----------

                                                                                U.S. GOVERNMENT
                                                              DYNAMIC HY BOND    MONEY MARKET
                                                                   FUND              FUND
                                                              ---------------   ---------------
Cost basis of investments for federal income tax purposes      $220,093,854       $24,076,904
                                                               ------------       -----------
Unrealized Appreciation                                           1,784,116                --
Unrealized Depreciation                                          (1,373,199)               --
                                                               ------------       -----------
Net unrealized appreciation/(depreciation)                          410,917                --
                                                               ------------       -----------
Undistributed ordinary income/(loss)                                921,944            13,866
Undistributed long-term gain/(loss)                                      --                --
                                                               ------------       -----------
Distributable earnings                                              921,944            13,866
                                                               ------------       -----------

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

                                     U.S./SHORT FUND                        OTC PLUS FUND
                           -----------------------------------   -----------------------------------
                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                           FEBRUARY 28, 2005     YEAR ENDED      FEBRUARY 28, 2005     YEAR ENDED
                              (UNAUDITED)      AUGUST 31, 2004      (UNAUDITED)      AUGUST 31, 2004
                           -----------------   ---------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                     180,280           2,120,189           586,296           3,730,310
Shares issued to holders
  in reinvestment of
  dividends                          --                  --                --                  --
Shares redeemed                (330,574)         (2,156,578)         (607,158)         (4,185,373)
                               --------          ----------          --------          ----------
Total net increase
  (decrease) from capital
  share transactions           (150,294)            (36,389)          (20,862)           (455,063)
                               ========          ==========          ========          ==========

                                   SMALL CAP PLUS FUND                  SMALL CAP/SHORT FUND
                           -----------------------------------   -----------------------------------
                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                           FEBRUARY 28, 2005     YEAR ENDED      FEBRUARY 28, 2005     YEAR ENDED
                              (UNAUDITED)      AUGUST 31, 2004      (UNAUDITED)      AUGUST 31, 2004
                           -----------------   ---------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                    1,999,359          7,000,860          1,753,197          17,634,121
Shares issued to holders
  in reinvestment of
  dividends                           --                 --                 --               3,526
Shares redeemed               (1,919,956)        (8,108,210)        (1,962,384)        (17,889,460)
                              ----------         ----------         ----------         -----------
Total net increase
  (decrease) from capital
  share transactions              79,403         (1,107,350)          (209,187)           (251,813)
                              ==========         ==========         ==========         ===========

                                    DOW 30 PLUS FUND                        WARWICK FUND
                           -----------------------------------   -----------------------------------
                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                           FEBRUARY 28, 2005     YEAR ENDED      FEBRUARY 28, 2005     YEAR ENDED
                              (UNAUDITED)      AUGUST 31, 2004      (UNAUDITED)      AUGUST 31, 2004
                           -----------------   ---------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                     805,091           3,518,572            21,894             21,939
Shares issued to holders
  in reinvestment of
  dividends                       1,854               3,279                --                 --
Shares redeemed                (850,574)         (4,316,930)         (171,282)          (855,311)
                               --------          ----------          --------           --------
Total net increase
  (decrease) from capital
  share transactions            (43,629)           (795,079)         (149,388)          (833,372)
                               ========          ==========          ========           ========

                                     HORIZON FUND(1)                     CONTRABOND FUND(2)
                           -----------------------------------   -----------------------------------
                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                           FEBRUARY 28, 2005     YEAR ENDED      FEBRUARY 28, 2005     YEAR ENDED
                              (UNAUDITED)      AUGUST 31, 2004      (UNAUDITED)      AUGUST 31, 2004
                           -----------------   ---------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                       61,111          3,627,038          3,238,134           890,372
Shares issued to holders
  in reinvestment of
  dividends                           --             71,816                 --                --
Shares redeemed               (1,612,113)        (1,480,616)        (1,470,958)         (627,588)
                              ----------         ----------         ----------          --------
Total net increase
  (decrease) from capital
  share transactions          (1,551,002)         2,218,238          1,767,176           262,784
                              ==========         ==========         ==========          ========

(1) Commenced operations October 1, 2003.
(2) Commenced operations May 17, 2004.

                                              DYNAMIC HY BOND FUND(1)         COMMODITY BULL FUND(2)
                                        -----------------------------------   ----------------------
                                        SIX MONTHS ENDED                         SIX MONTHS ENDED
                                        FEBRUARY 28, 2005     YEAR ENDED        FEBRUARY 28, 2005
                                           (UNAUDITED)      AUGUST 31, 2004        (UNAUDITED)
                                        -----------------   ---------------   ----------------------
INVESTOR CLASS:
Shares sold                                 44,803,371        16,771,540              74,387
Shares issued to holders in
  reinvestment of dividends                    267,983                --                  --
Shares redeemed                            (42,663,843)       (4,428,117)                (40)
                                           -----------        ----------              ------
Total net increase (decrease) from
  capital share transactions                 2,407,511        12,343,423              74,347
                                           ===========        ==========              ======

(1) Commenced operations July 1, 2004.
(2) Commenced operations February 17, 2005.

                                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED
                                                              FEBRUARY 28, 2005     YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2004
                                                              -----------------   ---------------
INVESTOR CLASS:
Shares sold                                                      230,349,607        366,208,172
Shares issued to holders in reinvestment of dividends                 83,315             15,520
Shares redeemed                                                 (240,902,955)      (366,982,466)
                                                                ------------       ------------
Total net increase (decrease) from capital share
  transactions                                                   (10,470,033)          (758,774)
                                                                ============       ============

4. INVESTMENT TRANSACTIONS

During the period ended February 28, 2005, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

                          U.S./SHORT    OTC PLUS    SMALL CAP    SMALL CAP/   DOW 30 PLUS   WARWICK
                             FUND         FUND      PLUS FUND    SHORT FUND      FUND        FUND
                          ----------   ----------   ----------   ----------   -----------   -------
Purchases                  $    --     $4,024,037   $6,643,396    $    --     $4,914,979    $    --
Sales                      $    --     $5,324,731   $6,940,759    $    --     $3,252,904    $    --

                          HORIZON      CONTRABOND     DYNAMIC HY    COMMODITY    U.S. GOVERNMENT
                            FUND          FUND        BOND FUND     BULL FUND   MONEY MARKET FUND
                        ------------   -----------   ------------   ---------   -----------------
Purchases               $ 99,043,890   $40,103,125   $546,708,534    $    --         $    --
Sales                   $114,893,041   $        --   $492,581,411    $    --         $    --

There were no purchases or sales of long-term U.S. Government Securities during the period ended February 28, 2005 for any of the Funds.

Transactions in futures contracts for the period ended February 28, 2005, for the following Funds were as follows:

                                             U.S./SHORT FUND                      OTC PLUS FUND
                                    ---------------------------------   ---------------------------------
                                       NUMBER        AGGREGATE FACE        NUMBER        AGGREGATE FACE
                                    OF CONTRACTS   VALUE OF CONTRACTS   OF CONTRACTS   VALUE OF CONTRACTS
                                    ------------   ------------------   ------------   ------------------
Outstanding at beginning of year          --          $        --             31          $  4,371,340
Contracts opened                           6            1,692,302            254            37,752,328
Contracts closed                          (6)          (1,692,302)          (253)          (37,147,339)
                                        ----          -----------           ----          ------------
Outstanding at end of year                --          $        --             32          $  4,976,329
                                        ====          ===========           ====          ============

                                           SMALL CAP PLUS FUND                SMALL CAP/SHORT FUND
                                    ---------------------------------   ---------------------------------
                                       NUMBER        AGGREGATE FACE        NUMBER        AGGREGATE FACE
                                    OF CONTRACTS   VALUE OF CONTRACTS   OF CONTRACTS   VALUE OF CONTRACTS
                                    ------------   ------------------   ------------   ------------------
Outstanding at beginning of year          18          $  4,882,506            --           $      --
Contracts opened                         307            93,647,407             2             589,009
Contracts closed                        (299)          (90,244,796)           (2)           (589,009)
                                        ----          ------------          ----           ---------
Outstanding at end of year                26          $  8,285,117            --           $      --
                                        ====          ============          ====           =========

                                            DOW 30 PLUS FUND                      WARWICK FUND
                                    ---------------------------------   ---------------------------------
                                       NUMBER        AGGREGATE FACE        NUMBER        AGGREGATE FACE
                                    OF CONTRACTS   VALUE OF CONTRACTS   OF CONTRACTS   VALUE OF CONTRACTS
                                    ------------   ------------------   ------------   ------------------
Outstanding at beginning of year          69          $  6,982,330            --          $         --
Contracts opened                         298            30,840,092           254            37,668,230
Contracts closed                        (329)          (33,795,341)         (254)          (37,668,230)
                                        ----          ------------          ----          ------------
Outstanding at end of year                38          $  4,027,081            --          $         --
                                        ====          ============          ====          ============

                                              HORIZON FUND                     COMMODITY BULL FUND
                                    ---------------------------------   ---------------------------------
                                       NUMBER        AGGREGATE FACE        NUMBER        AGGREGATE FACE
                                    OF CONTRACTS   VALUE OF CONTRACTS   OF CONTRACTS   VALUE OF CONTRACTS
                                    ------------   ------------------   ------------   ------------------
Outstanding at beginning of year         --           $         --            --            $     --
Contracts opened                         42             12,192,928             8             682,260
Contracts closed                        (37)           (10,732,157)           --                  --
                                        ---           ------------          ----            --------
Outstanding at end of year                5           $  1,460,771             8            $682,260
                                        ===           ============          ====            ========

Transactions in short futures contracts for the period ended February 28, 2005, for the following Funds were as follows:

                                             U.S./SHORT FUND                  SMALL CAP/SHORT FUND
                                    ---------------------------------   ---------------------------------
                                       NUMBER        AGGREGATE FACE        NUMBER        AGGREGATE FACE
                                    OF CONTRACTS   VALUE OF CONTRACTS   OF CONTRACTS   VALUE OF CONTRACTS
                                    ------------   ------------------   ------------   ------------------
Outstanding at beginning of year         14           $ 3,799,712             21          $  5,434,030
Contracts opened                         36             7,368,166            106            31,032,323
Contracts closed                        (36)           (9,131,276)          (127)          (36,466,353)
                                        ---           -----------           ----          ------------
Outstanding at end of year               14           $ 2,036,602             --          $         --
                                        ===           ===========           ====          ============

                                              HORIZON FUND                       CONTRABOND FUND
                                    ---------------------------------   ---------------------------------
                                       NUMBER        AGGREGATE FACE        NUMBER        AGGREGATE FACE
                                    OF CONTRACTS   VALUE OF CONTRACTS   OF CONTRACTS   VALUE OF CONTRACTS
                                    ------------   ------------------   ------------   ------------------
Outstanding at beginning of year          50          $ 13,323,038            85         $   9,471,490
Contracts opened                          75            15,134,619         1,212           130,253,372
Contracts closed                        (105)          (26,163,367)         (944)         (105,334,873)
                                        ----          ------------         -----         -------------
Outstanding at end of year                20          $  2,294,290           303         $  33,836,340
                                        ====          ============         =====         =============

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2004, the following funds deferred, on a tax basis, post-October losses of:

U.S./Short Fund.............................................   $ 1,440,945
OTC Plus Fund...............................................    23,544,880
Small Cap Plus Fund.........................................       206,131
Small Cap/Short Fund........................................     4,220,434
Dow 30 Plus Fund............................................    17,377,166
Warwick Fund................................................     2,279,455
Horizon Fund................................................     3,173,186
Contrabond Fund.............................................       843,469
Dynamic HY Bond Fund........................................        78,882

These amounts may be used to offset future capital gains.

At February 28, 2005, the U.S./Short Fund had accumulated net realized capital loss carryovers of $2,179,437 expiring in 2008, $574,553 expiring in 2009, $351,678 expiring in 2011 and $4,753,567 expiring in 2012. The OTC Plus Fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009, $25,356,444 expiring in 2010, $22,579,744 expiring in 2011 and $5,896,471 expiring in 2012. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $5,736,547 expiring in 2010 and $12,679,111 expiring in 2011. The Small Cap/Short Fund has accumulated net realized capital loss carryovers of $16,306,020 expiring in 2012. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009, $1,065,227 expiring in 2011 and $447,497 expiring in 2012. The Warwick Fund has accumulated net realized capital loss carryovers of $1,837,086 expiring in 2012. The U.S. Government Money Market Fund had accumulated net realized capital loss carryovers of $779 expiring in 2009, $1,619 expiring in 2010 and $377 expiring in 2011. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses and security transactions in real estate investment trusts. There were no permanent book-to-tax differences for the period ended February 28, 2005.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Warwick Fund, Horizon Fund, and the Dynamic HY Bond Fund (the "Sub-Advised Funds") whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Advisor pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2005, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended February 28, 2005, the Advisor paid the following expenses:

                             U.S./SHORT   OTC PLUS   SMALL CAP PLUS   SMALL CAP/SHORT   DOW 30 PLUS
                                FUND        FUND          FUND             FUND            FUND
                             ----------   --------   --------------   ---------------   -----------
INVESTOR CLASS:
Annual Advisory rate.......      0.90%       0.75%        0.75%              0.90%          0.75%
Annual cap on expenses.....      1.95%       1.75%        1.75%              1.95%          1.75%
Expenses paid in excess of
  annual cap on
  expenses - 2005..........   $22,934      $3,442        $  --            $50,436         $2,331
Voluntary waiver - 2005....   $    --      $   --        $  --            $    --         $   --
Advisory expense waiver
  recovery - 2005..........   $    --      $   --        $  --            $    --         $   --

                                                                                        U.S.
                                                                                     GOVERNMENT
                                                                                       MONEY
                           WARWICK   HORIZON   CONTRABOND   DYNAMIC HY   COMMODITY     MARKET
                            FUND      FUND        FUND      BOND FUND    BULL FUND      FUND
                           -------   -------   ----------   ----------   ---------   ----------
INVESTOR CLASS:
Annual Advisory rate.....    1.00%      1.00%      0.75%       0.75%         0.75%       0.50%
Annual cap on expenses...    2.00%      2.00%      1.75%       1.50%         1.75%       1.00%
Expenses paid in excess
  of annual cap on
  expenses - 2005........  $13,408   $20,133    $24,606       $  --       $13,711     $40,514
Voluntary
  waiver - 2005..........  $   --    $    --    $    --       $  --       $    --     $    --
Advisory expense waiver
  recovery - 2005........  $   --    $    --    $    --       $  --       $    --     $    --

                             U.S./SHORT   OTC PLUS   SMALL CAP PLUS   SMALL CAP/SHORT   DOW 30 PLUS
                                FUND        FUND          FUND             FUND            FUND
                             ----------   --------   --------------   ---------------   -----------
2005.......................   $18,074      $   --         $ --            $    --         $   --
2006.......................   $    --      $   --         $ --            $    --         $   --
2007.......................   $ 2,785      $   --         $ --            $ 7,533         $   --
2008.......................   $22,934      $3,442         $ --            $50,436         $2,331

                                                                                        U.S.
                                                                                     GOVERNMENT
                                                                                       MONEY
                           WARWICK   HORIZON   CONTRABOND   DYNAMIC HY   COMMODITY     MARKET
                            FUND      FUND        FUND      BOND FUND    BULL FUND      FUND
                           -------   -------   ----------   ----------   ---------   ----------
2005.....................  $   --    $    --    $    --        $ --       $    --     $16,023
2006.....................  $   --    $    --    $    --        $ --       $    --     $43,420
2007.....................  $   --    $    --    $37,516        $ --       $    --     $58,023
2008.....................  $13,408   $20,133    $24,606        $ --       $13,711     $40,514

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6. SWAP CONTRACTS

Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the funds.)

In a "long" swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as "unrealized gains or losses on swaps and futures" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps and futures". Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL               NUMBER OF
                            POSITION(S)                               OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------
Lawrence C. Rafferty*     Chairman of the      Lifetime of Trust     Chairman and Chief              17
  33 Whitehall St.,          Board of          until removal or     Executive Officer of
      10th Flr.         Trustees since 1997       resignation             Rafferty,
    New York, NY                                                   1997 -- present; Chief
        10004                                                       Executive Officer of
       Age: 63                                                       Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
   Jay F. Higgins*      Trustee since 1997     Lifetime of Trust      Chairman, Bengal               17
  33 Whitehall St.,                            until removal or         Partners LLC,
      10th Flr.                                   resignation       1998 -- present (NASD
    New York, NY                                                       Broker Dealer).
        10004
       Age: 60
------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
INTERESTED TRUSTEES
--------------------
Lawrence C. Rafferty*          None
  33 Whitehall St.,
      10th Flr.
    New York, NY
        10004
       Age: 63
----------------------  -------------------
   Jay F. Higgins*         Dwango North
  33 Whitehall St.,        America Corp
      10th Flr.         (radio, telephone,
    New York, NY          communications)
        10004
       Age: 60
----------------------  -------------------

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------
   Kevin G. Boyle***     Trustee since 2002    Lifetime of Trust     President, Kevin G.             17
   33 Whitehall St.,                           until removal or    Boyle Securities, Inc.,
       10th Flr.                                  resignation         1981 -- present.
     New York, NY
         10004
        Age: 64
------------------------------------------------------------------------------------------------------------------
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief             17
   33 Whitehall St.,                           until removal or     Executive Officer of
       10th Flr.                                  resignation      Byrne Securities Inc.,
     New York, NY                                                     1992 -- present;
         10004                                                      Trustee, The Opening
        Age: 61                                                         Word Program,
                                                                    Wyandanch, New York.
------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust    Business Consultant,             17
   33 Whitehall St.,                           until removal or       1985 -- present;
       10th Flr.                                  resignation       Trustee of Estate of
     New York, NY                                                    Charles S. Payson,
         10004                                                        1987 -- present.
        Age: 62

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
-----------------------
   Kevin G. Boyle***            None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 64
-----------------------  -------------------
    Daniel J. Byrne             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 61
-----------------------  -------------------
 Gerald E. Shanley III          None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 62

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
OFFICERS
---------
   Daniel D. O'Neill       Chief Executive         One year         Managing Director of
   33 Whitehall St.,     Officer since 2003,                              Rafferty,
       10th Flr.           President since                            1999 -- present;
  New York, NY 10004            1999                                 Portfolio Manager,
        Age: 37                                                       Hermitage Capital
                                                                         Management,
                                                                        1998 -- 1999;
                                                                   Associate, Akin, Gump,
                                                                   Strauss, Hauer & Feld,
                                                                   LLP, 1995 -- 1998 (law
                                                                           firm).
------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagen       Chief Compliance         One year           Vice President of
   33 Whitehall St.,      Officer and Chief                               Rafferty,
       10th Flr.          Financial Officer                           1997 -- present.
     New York, NY            since 2004
         10004
        Age: 63
------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice           One year           Vice President of
   33 Whitehall St.,       President since                                Rafferty,
       10th Flr.                1999                                  1997 -- present.
  New York, NY 10004
        Age: 62
------------------------------------------------------------------------------------------------------------------
   Steven P. Sprague        Treasurer and          One year        Chief Financial Officer
   33 Whitehall St.,      Controller since                               of Rafferty
       10th Flr.                1999
  New York, NY 10004
        Age: 56
------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis        Secretary since         One year         Vice President, U.S.
   615 East Michigan            2004                               Bancorp Fund Services,
        Street                                                      LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 31
------------------------------------------------------------------------------------------------------------------
   Angela M. Brickl      Assistant Secretary       One year              Compliance
   615 East Michigan         since 2004                              Administrator, U.S.
        Street                                                      Bancorp Fund Services
  Milwaukee, WI 53202                                               LLC, 2003 -- present,
        Age: 28                                                       Business Analyst,
                                                                   Strong Financial Corp.,
                                                                    2002 -- 2003, Senior
                                                                       Auditor, Arthur
                                                                    Andersen 1999 -- 2002
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
OFFICERS
---------
   Daniel D. O'Neill            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 37
-----------------------  -------------------
   Timothy P. Hagen             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 63
-----------------------  -------------------
   Philip A. Harding            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 62
-----------------------  -------------------
   Steven P. Sprague            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 56
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 31
-----------------------  -------------------
   Angela M. Brickl             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 28
-----------------------  -------------------

  * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

 ** The Potomac Insurance Trust currently offer for sale 4 portfolios of the 22 currently registered with the SEC.

*** Mr. Boyle was an interested Trustee for the period May through September
    2004 due to his daughter being employed by Rafferty Capital Markets, LLC.

    The Trustees and Officers table is current as of April 1, 2005.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Beginning with the Funds' first and third quarters ending after July 9, 2004, the Funds, with the exception of the U.S. Government Money Market Fund, will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2005


                            [THE POTOMAC FUNDS LOGO]

                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                               FEBRUARY 28, 2005

Dear Shareholders,

This Semi-Annual Report for the Evolution Funds covers the period from September 1, 2004 through February 28th, 2005 (the "Semi-Annual Period"). This report provides information on each of the Evolution Managed Equity Fund and the Evolution Managed Bond Fund (collectively, the "Funds").

In general, equities performed well during the Semi-Annual Period. Having treaded water for most of 2004, the equity markets finally developed some confidence in October as the U.S. Presidential election approached. The equity markets faltered somewhat in early January but were able to post slight gains for the year 2005 through the end of February. For the Semi-Annual Period, the S&P 500 gained 9.99%. The Evolution Managed Equity Fund provided a total return for the period of 20.06%. In short, the Fund significantly out-performed a rising market. (From February 28 through April 22, a period not covered by this Semi-Annual report, the S&P 500 declined 4.07% on a total return basis. The Fund declined 8.69% during the same period, meaning the Fund underperformed a declining market.)

In contrast to equities, bonds struggled during the Semi-Annual Period. The Federal Reserve began raising interest rates in June 2004 and continued to do so, raising the benchmark Fed Funds rate from 1.00% in June to 2.75% by April. Although interest rates on longer-term bonds did not rise with the Fed Funds rate, the Fed action dampened enthusiasm for bonds. For the Semi-Annual Period, the Lehman U.S. Aggregate Bond Index provided a total return of only 1.26% while the Evolution Managed Bond Fund provided a total return of 3.65%. (From February 28 through April 22, a period not covered by this Semi-Annual report, the Lehman U.S. Aggregate Bond Index gained 0.63% on a total return basis while the Fund declined 4.32%.)

We appreciate your investment in the Funds and look forward to a mutually beneficial long-term relationship. (Please note that because the Semi-Annual Report takes a snapshot of the portfolio on February 28, but not mailed until 60 days later, the positions listed in this report may differ substantially by the time you read it.)

Sincerely,

The Potomac Funds
Rafferty Asset Management, LLC & Flexible Plan Investments, Ltd.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AND INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EXPENSE EXAMPLE (UNAUDITED)
                               FEBRUARY 28, 2005

As a shareholder of the Evolution Managed Bond Fund or the Evolution Managed Equity Fund, (the "Funds"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (September 1, 2004 - February 28, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $15.00 wire transfer free discussed above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE TABLES

                                                             EVOLUTION MANAGED BOND FUND
                                           ---------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                           SEPTEMBER 1, 2004      FEBRUARY 28, 2005     FEBRUARY 28, 2005*
                                           -----------------    -------------------    -------------------
Actual                                         $1,000.00        $          1,026.58    $             10.05
Hypothetical (5% return before
  expenses)                                     1,000.00                   1,014.88                   9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                             EVOLUTION MANAGED BOND FUND
                                           ---------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                           SEPTEMBER 1, 2004      FEBRUARY 28, 2005     FEBRUARY 28, 2005*
                                           -----------------    -------------------    -------------------
Actual                                         $1,000.00        $          1,190.68    $             10.86
Hypothetical (5% return before
  expenses)                                     1,000.00                   1,014.88                   9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                          EVOLUTION MANAGED BOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[CHART]

Evolution Managed Bond Fund

Investment Companies         96%
Cash*                         4%

                         EVOLUTION MANAGED EQUITY FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

[CHART]

Evolution Managed Equity Fund

Consumer Discretionary       25%
Information Technology       19%
Investment Companies         14%
Industrials                  10%
Health Care                   8%
Financials                    7%
Consumer Staples              5%
Energy                        4%
Materials                     4%
Utilities                     2%
Telecommunication Services    1%
Cash*                         1%

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                          EVOLUTION MANAGED BOND FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)

                               FEBRUARY 28, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 96.5%
134,723   Alliance World Dollar
            Government Fund II             $ 1,710,982
 16,743   Corporate High Yield Fd Vi,
            Inc.                               243,108
 15,713   Corporate High Yield Fund V,
            Inc.                               242,609
 64,134   Eaton Vance Senior
            Floating-Rate Fund               1,291,659
 15,972   Evergreen Income Advantage
            Fund                               242,295
169,833   ING Prime Rate Trust               1,283,937
 10,434   iShares GS $ InvesTop
            Corporate Bond Fund              1,162,556
  3,231   iShares Lehman 20+ Year
            Treasury Bond Fund                 290,855
  4,275   iShares Lehman Aggregate Bond
            Fund                               436,948
 12,489   iShares Lehman Treasury
            Inflation Protected
            Securities Fund                  1,312,594

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
119,817   Templeton Emerging Markets
            Income Fund                    $ 1,718,176
173,717   Templeton Global Income Fund       1,733,696
146,261   Van Kampen Senior Income
            Trust                            1,282,709
                                           -----------
          TOTAL INVESTMENT
            COMPANIES - 96.4%
            (Cost $12,494,082)             $12,952,124
                                           -----------
          Total Investments - 96.4%
            (Cost $12,494,082)             $12,952,124
          Other Assets in Excess of
            Liabilities - 3.5%                 472,876
                                           -----------
          TOTAL NET ASSETS - 100.0%        $13,425,000
                                           ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)

                               FEBRUARY 28, 2005

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 COMMON STOCKS - 98.8%
Aerospace & Defense - 2.1%
  2,789    DRS Technologies, Inc.*          $   115,214
  2,759    Engineered Support Systems,
             Inc.                               152,517
  2,405    Kaman Corp.*                          28,692
  1,601    L-3 Communications Holdings,
             Inc.                               115,432
  2,600    Moog, Inc.*                          115,960
    394    Sequa Corp.*                          22,836
                                            -----------
                                                550,651
                                            -----------

Air Freight & Logistics - 0.5%
  2,114    CH Robinson Worldwide, Inc.          115,847
    406    Expeditors International
             Washington, Inc.                    22,537
                                            -----------
                                                138,384
                                            -----------
Airlines - 0.3%
  4,191    Airtran Holdings, Inc.*               33,444
  4,868    Delta Air Lines, Inc.*                22,588
  4,485    Mesa Air Group, Inc.*                 33,458
                                            -----------
                                                 89,490
                                            -----------

Auto Components - 0.2%
  4,248    Delphi Corp.                          29,184
  1,592    The Goodyear Tire & Rubber
             Co.*                                23,020
                                            -----------
                                                 52,204
                                            -----------
Automobiles - 0.3%
  2,331    Ford Motor Co.                        29,487
  1,648    General Motors Corp.                  58,784
                                            -----------
                                                 88,271
                                            -----------

Biotechnology - 0.1%
    809    Chiron Corp.*                         28,784
                                            -----------

Capital Markets - 2.0%
  8,732    Investment Technology Group,
             Inc.*                              164,598
    836    Lehman Brothers Holdings,
             Inc.                                76,227
    568    Merrill Lynch & Co, Inc.              33,273
  4,210    Piper Jaffray Cos.*                  166,506
    653    The Goldman Sachs Group, Inc.         71,046
                                            -----------
                                                511,650
                                            -----------

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
Chemicals - 0.7%
  1,176    EI Du Pont de Nemours & Co.      $    62,681
  3,603    Headwaters, Inc.*                    115,872
                                            -----------
                                                178,553
                                            -----------

Commercial Banks - 1.5%
    629    Bank of America Corp.                 29,343
  4,072    BB&T Corp.                           159,419
    653    Fifth Third Bancorp                   29,235
    891    KeyCorp                               29,403
    820    National City Corp.                   29,331
    404    SunTrust Banks, Inc.                  29,266
    983    US Bancorp                            29,244
    552    Wachovia Corp.                        29,261
    492    Wells Fargo & Co.                     29,215
                                            -----------
                                                393,717
                                            -----------

Commercial Services & Supplies - 3.5%
  3,497    Allied Waste Industries,
             Inc.*                               28,745
  5,321    Angelica Corp.                       157,342
    552    Avery Dennison Corp.                  33,506
  2,097    Heidrick & Struggles
             International, Inc.*                71,592
  5,894    Insurance Auto Auctions,
             Inc.*                              163,912
 28,523    On Assignment, Inc.*                 169,427
    881    RR Donnelley & Sons Co.               29,258
  2,026    The Brink's Co.                       70,221
  4,809    Vertrue, Inc.*                       187,022
                                            -----------
                                                911,025
                                            -----------

Communications Equipment - 1.9%
 10,153    Adtran, Inc.                         189,963
  5,094    Avaya, Inc.*                          71,316
 15,170    JDS Uniphase Corp.*                   28,823
  7,421    Lucent Technologies, Inc.*            22,782
  4,055    Tellabs, Inc.*                        28,750
 18,398    Tollgrade Communications,
             Inc.*                              164,846
                                            -----------
                                                506,480
                                            -----------

Computers & Peripherals - 0.8%
  5,310    Adaptec, Inc.*                        28,886
  2,639    EMC Corp.*                            33,410
  1,809    Imation Corp.                         62,212

                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)
                               FEBRUARY 28, 2005

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
COMMON STOCKS - 98.8% (CONTINUED)
Computers & Peripherals - 0.8% (Continued)
    766    International Business
             Machines Corp.                 $    70,916
                                            -----------
                                                195,424
                                            -----------

Construction Materials - 0.3%
  1,151    Texas Industries, Inc.                76,772
                                            -----------

Consumer Finance - 0.2%
    294    Capital One Financial Corp.           22,544
    836    World Acceptance Corp.*               22,823
                                            -----------
                                                 45,367
                                            -----------

Containers & Packaging - 0.1%
  1,062    Chesapeake Corp.                      22,780
                                            -----------
Distributors - 0.1%
    676    Genuine Parts Co.                     29,257
                                            -----------

Diversified Financial Services - 0.2%
    612    Citigroup, Inc.                       29,205
    798    J.P. Morgan Chase & Co.               29,167
                                            -----------
                                                 58,372
                                            -----------

Diversified Telecommunication Services - 1.1%
  1,129    BellSouth Corp.                       29,128
 42,940    Cincinnati Bell, Inc.*               188,936
  5,857    Qwest Communications
             International*                      22,842
  1,212    SBC Communications, Inc.              29,149
    809    Verizon Communications, Inc.          29,100
                                            -----------
                                                299,155
                                            -----------

Electric Utilities - 0.4%
  1,036    The Southern Co.                      33,276
  2,538    Unisource Energy Corp.                76,724
                                            -----------
                                                110,000
                                            -----------

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
Electrical Equipment - 0.8%
    482    Cooper Industries Ltd.           $    33,436
 28,474    Power-One, Inc.*                     165,719
                                            -----------
                                                199,155
                                            -----------

Electronic Equipment & Instruments - 2.0%
  1,496    Avnet, Inc.*                          29,022
  1,032    Cognex Corp.                          28,586
  6,030    Flir Systems, Inc.*                  188,437
  3,257    Global Imaging Systems, Inc.*        115,754
  1,850    Scansource, Inc.*                    116,088
  1,618    Technitrol, Inc.*                     28,720
  1,747    Vishay Intertechnology, Inc.*         22,798
                                            -----------
                                                529,405
                                            -----------

Energy Equipment & Services - 0.3%
    737    Lone Star Technologies*               33,393
    442    Schlumberger Ltd.                     33,349
                                            -----------
                                                 66,742
                                            -----------

Food & Staples Retailing - 2.0%
 15,084    Great Atlantic & Pacific Tea
             Co.*                               167,734
  3,716    United Natural Foods, Inc.*          115,828
  5,742    Walgreen Co.                         245,930
                                            -----------
                                                529,492
                                            -----------

Food Products - 1.4%
  2,476    General Mills, Inc.                  129,668
    774    HJ Heinz Co.                          29,134
  2,567    Sanderson Farms, Inc.                115,181
  2,775    Sara Lee Corp.                        62,160
  1,340    Tyson Foods, Inc.                     22,807
                                            -----------
                                                358,950
                                            -----------

Gas Utilities - 0.4%
  2,588    UGI Corp.                            115,813
                                            -----------

Health Care Equipment & Supplies - 0.6%
  1,006    Bausch & Lomb, Inc.                   71,215
    391    Biosite, Inc.*                        22,655
    934    Sybron Dental Specialties,
             Inc.*                               33,362
  8,559    Theragenics Corp.*                    28,587
                                            -----------
                                                155,819
                                            -----------

                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)
                               FEBRUARY 28, 2005

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
COMMON STOCKS - 98.8% (CONTINUED)
Health Care Providers & Services - 5.5%
  1,018    Aetna, Inc.                      $   148,648
    555    AmerisourceBergen Corp.               33,244
  3,062    Cigna Corp.                          278,030
  1,824    Coventry Health Care, Inc.*          115,094
  3,445    Humana, Inc.*                        114,615
  2,589    LCA-Vision, Inc.                      74,874
  3,198    Lincare Holdings, Inc.*              129,775
 38,140    OCA, Inc.*                           189,174
  2,341    Pacificare Health Systems*           148,607
  1,242    Sierra Health Services*               76,458
    951    Wellpoint, Inc.*                     116,079
                                            -----------
                                              1,424,598
                                            -----------
Hotels Restaurants & Leisure - 0.9%
    884    Brinker International, Inc.*          33,468
  2,126    Jack in the Box, Inc.*                76,324
  3,933    Shuffle Master, Inc.*                128,845
                                            -----------
                                                238,637
                                            -----------
Household Durables - 14.4%
  1,217    Centex Corp.                          77,389
  7,319    DR Horton, Inc.                      320,279
  1,400    Hovnanian Enterprises, Inc.*          77,000
  2,608    KB Home                              325,478
  3,182    Lennar Corp.                         193,529
  4,328    MDC Holdings, Inc.                   344,595
  5,457    Meritage Homes Corp.*                399,616
  1,284    Mohawk Industries, Inc.*             115,226
    500    NVR, Inc.*                           396,125
  4,179    Pulte Homes, Inc.                    326,046
  4,997    Ryland Group, Inc.                   347,541
  4,059    Standard-Pacific Corp.               324,720
    922    The Black & Decker Corp.              76,452
  4,515    Toll Brothers, Inc.*                 397,546
  1,622    Tupperware Corp.                      33,235
                                            -----------
                                              3,754,777
                                            -----------

Household Products - 0.4%
    561    Energizer Holdings, Inc.*             33,228
  1,640    Rayovac Corp.*                        70,520
                                            -----------
                                                103,748
                                            -----------

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
Insurance - 2.4%
    642    Allmerica Financial Corp.*       $    22,984
  2,310    American Financial Group Inc.         70,432
  2,103    First American Corp.                  76,865
    985    Hartford Financial Services
             Group, Inc.                         70,871
    420    LandAmerica Financial Group,
             Inc.                                22,991
    623    Lincoln National Corp.                29,187
    904    Marsh & McLennan Companies,
             Inc.                                29,516
  1,324    Stancorp Financial Group,
             Inc.                               115,307
  2,774    UICI                                  76,063
  1,331    UnumProvident Corp.                   22,520
  1,484    WR Berkley Corp.                      76,218
                                            -----------
                                                612,954
                                            -----------

Internet Software & Services - 2.9%
 11,789    Digital Insight Corp.*               189,214
 17,153    FindWhat.com*                        188,683
  4,940    j2 Global Communications,
             Inc.*                              189,251
  8,030    WebEx Communications, Inc.*          187,661
                                            -----------
                                                754,809
                                            -----------

IT Services - 1.9%
  1,581    Ceridian Corp.*                       28,853
    481    Cognizant Technology
             Solutions Corp.*                    22,718
  7,413    eFunds Corp.*                        164,865
  1,225    Startek, Inc.                         22,111
  7,164    SunGard Data Systems, Inc.*          187,052
  4,808    The BISYS Group, Inc.*                71,255
                                            -----------
                                                496,854
                                            -----------

Investments Companies - 14.5%
 15,168    iShares MSCI Emerging Markets
             Index Fund                       3,340,297
 39,577    iShares MSCI Japan Index Fund        427,827
                                            -----------
                                              3,768,124
                                            -----------

Leisure Equipment & Products - 1.6%
  5,332    Callaway Golf Co.                     71,555
  3,861    Jakks Pacific, Inc.*                  76,332
  7,868    SCP Pool Corp.                       267,827
                                            -----------
                                                415,714
                                            -----------

                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)
                               FEBRUARY 28, 2005

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
COMMON STOCKS - 98.8% (CONTINUED)
Machinery - 2.6%
  1,035    Cummins, Inc.                    $    75,979
  1,002    Deere & Co.                           71,252
  4,074    Gardner Denver, Inc.*                167,482
    450    Oshkosh Truck Corp.                   33,593
    566    Tecumseh Products Co.                 23,234
  1,785    Thomas Industries, Inc.               71,543
  2,641    Toro Co.                             229,001
                                            -----------
                                                672,084
                                            -----------
Media - 0.7%
  1,950    Advo, Inc.                            71,506
    819    Arbitron, Inc.                        33,210
    916    New York Times Co.                    33,581
    361    The McGraw-Hill Companies,
             Inc.                                33,158
                                            -----------
                                                171,455
                                            -----------

Metals & Mining - 3.4%
  3,574    Cleveland-Cliffs, Inc.               287,171
  8,149    Commercial Metals Co.                283,585
  1,227    Nucor Corp.                           76,491
    724    Phelps Dodge Corp.                    77,070
  1,724    Steel Dynamics, Inc.                  76,787
  1,145    United States Steel Corp.             71,402
                                            -----------
                                                872,506
                                            -----------

Oil & Gas - 3.5%
    516    Ashland, Inc.                         33,690
    476    ChevronTexaco Corp.                   29,550
    380    Kerr-McGee Corp.                      29,511
    628    Marathon Oil Corp.                    29,730
  3,244    Patina Oil & Gas Corp.               130,603
  4,760    Petroleum Development Corp.*         208,678
  2,811    Swift Energy Co.*                     76,431
  1,423    Unocal Corp.                          76,984
  4,042    Valero Energy Corp.                  287,952
                                            -----------
                                                903,129
                                            -----------

Personal Products - 0.3%
  3,932    Natures Sunshine Prods, Inc.          75,770
                                            -----------

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
Pharmaceuticals - 1.7%
  1,168    Bristol-Myers Squibb Co.         $    29,235
    512    Eli Lilly & Co.                       28,672
    526    Forest Laboratories, Inc.*            22,460
  1,792    IVAX Corp.*                           28,654
    506    Johnson & Johnson                     33,194
  3,024    King Pharmaceuticals, Inc.*           28,879
    926    Merck & Co., Inc.                     29,354
  1,742    Noven Pharmaceuticals, Inc.*          28,778
  7,102    Pfizer, Inc.                         186,712
    357    Sepracor, Inc.*                       23,016
                                            -----------
                                                438,954
                                            -----------

Real Estate - 0.2%
    981    Equity Office Properties
             Trust                               29,597
    696    Rayonier, Inc.                        33,408
                                            -----------
                                                 63,005
                                            -----------

Retail - Apparel - 0.7%
    710    Aeropostale, Inc.*                    22,649
  1,291    AnnTaylor Stores Corp.*               28,609
  2,741    Burlington Coat Factory
             Warehouse Corp.                     76,858
  2,615    Genesco, Inc.*                        77,064
  2,407    Gymboree Corp.*                       28,860
  1,348    HOT Topic, Inc.*                      28,793
    531    Liz Claiborne, Inc.                   22,461
  4,860    Quiksilver, Inc.*                    153,527
  3,464    Stein Mart, Inc.*                     72,086
    323    Timberland Co.*                       22,494
                                            -----------
                                                533,401
                                            -----------

Retail - Department Stores - 0.7%
    991    Dillard's Inc.                        23,090
  1,509    Saks, Inc.*                           22,922
  2,281    Target Corp.                         115,920
    848    The May Department Stores Co.         29,264
                                            -----------
                                                191,196
                                            -----------

Retail - Home Furnishings - 0.2%
  1,781    Haverty Furniture Cos, Inc.           28,852
  1,573    Pier 1 Imports, Inc.                  28,707
                                            -----------
                                                 57,559
                                            -----------

                     See notes to the financial statements.

                         EVOLUTION MANAGED EQUITY FUND
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)
                               FEBRUARY 28, 2005

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
COMMON STOCKS - 98.8% (CONTINUED)
Retail - Miscellaneous - 3.6%
  2,465    Big Lots, Inc.*                  $    28,767
  1,676    Building Material Holding
             Corp.                               77,331
  5,451    Electronics Boutique Holdings
             Corp.*                             206,211
    863    Fossil, Inc.*                         22,266
    375    Guitar Center, Inc.*                  22,717
  6,079    Home Depot, Inc.                     243,282
  3,616    Michaels Stores, Inc.                115,314
  3,352    Movie Gallery, Inc.                   76,560
  1,105    Rent-A-Center, Inc.*                  28,675
  1,028    Sonic Automotive, Inc.                22,811
  1,604    The Sherwin-Williams Co.              71,057
  1,002    Toys "R" Us, Inc.*                    22,916
                                            -----------
                                                937,907
                                            -----------
Road & Rail - 0.3%
    659    Burlington Northern Santa Fe
             Corp.                               33,128
    804    CSX Corp.                             33,213
                                            -----------
                                                 66,341
                                            -----------
Semiconductor & Semiconductor Equipment - 4.8%
  5,067    Analog Devices, Inc.                 186,060
 10,689    Applied Materials, Inc.*             187,057
  5,742    Cabot Microelectronics Corp.*        186,558
  2,574    Credence Systems Corp.*               22,574
  5,490    Cree, Inc.*                          129,125
  1,333    DSP Group, Inc.*                      33,558
  2,029    Exar Corp.*                           28,670
  2,006    Fairchild Semiconductor
             International, Inc.*                33,139
  4,355    Maxim Integrated Products,
             Inc.                               187,352
  2,495    Micron Technology, Inc.*              28,692
  9,402    National Semiconductor Corp.         187,570
  1,353    Power Integrations, Inc.*             28,738
                                            -----------
                                              1,239,093
                                            -----------

Software - 5.0%
  3,023    Adobe Systems, Inc.                  186,670
  5,220    Ansys, Inc.*                         187,711

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
Software - 5.0% (Continued)
 35,918    Captaris, Inc.*                  $   174,562
  4,377    Intuit, Inc.*                        187,336
  3,361    Kronos, Inc.*                        187,678
 21,300    Radiant Systems, Inc.*               167,844
 11,857    Sonic Solutions, Inc.*               185,443
  1,775    Sybase, Inc.*                         33,441
                                            -----------
                                              1,310,685
                                            -----------

Thrifts & Mortgage Finance - 0.2%
  1,567    New York Community Bancorp,
             Inc.                                28,770
    701    Washington Mutual, Inc.               29,414
                                            -----------
                                                 58,184
                                            -----------

Tobacco - 0.5%
  1,606    Altria Group, Inc.                   105,434
  3,543    DIMON, Inc.                           22,959
                                            -----------
                                                128,393
                                            -----------

Trading Companies & Distributors - 0.1%
    389    Fastenal Co.                          22,741
                                            -----------

Utilities - 0.7%
  6,454    Aquila, Inc.*                         23,041
  6,989    Calpine Corp.*                        23,134
  2,894    Sempra Energy                        115,760
  2,281    Sierra Pacific Resources*             22,764
                                            -----------
                                                184,699
                                            -----------
           TOTAL COMMON STOCKS (Cost
             $23,981,396)                   $25,739,029
                                            -----------
           Total Investments (Cost
             $23,981,396) - 98.8%           $25,739,029
           Other Assets in Excess of
             Liabilities - 1.2%                 323,591
                                            -----------
           TOTAL NET ASSETS - 100.0%        $26,062,620
                                            ===========

Percentages are calculated as a percent of net assets.

* Non-income producing security.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2005

                                                               EVOLUTION MANAGED     EVOLUTION MANAGED
                                                                   BOND FUND            EQUITY FUND
                                                               -----------------     -----------------
ASSETS:
Investments, at market value (Note 2).......................      $12,952,124           $25,739,032
Cash........................................................        1,433,110               188,534
Receivable for Fund shares sold.............................          205,873             1,076,273
Receivable for investments sold.............................          652,116             3,768,720
Receivable from Investment Advisor..........................               --                 4,186
Dividends and interest receivable...........................            3,089                11,568
Other assets................................................           23,611                11,324
                                                                  -----------           -----------
    Total Assets............................................       15,269,923            30,799,637
                                                                  -----------           -----------
LIABILITIES:
Payable for investments purchased...........................        1,797,671             4,587,170
Payable for Fund shares redeemed............................           13,337               107,109
Accrued expenses and other liabilities......................           33,915                42,738
                                                                  -----------           -----------
    Total Liabilities.......................................        1,844,923             4,737,017
                                                                  -----------           -----------
NET ASSETS..................................................      $13,425,000           $26,062,620
                                                                  ===========           ===========
NET ASSETS CONSIST OF:
Capital stock...............................................      $14,267,784           $24,734,813
Accumulated undistributed net investment income (loss)......           98,659              (105,591)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.....................................................       (1,399,485)             (324,238)
Net unrealized appreciation (depreciation) on:
  Investments...............................................          458,042             1,757,636
  Short positions...........................................               --                    --
                                                                  -----------           -----------
    Total Net Assets........................................      $13,425,000           $26,062,620
                                                                  ===========           ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................      $13,425,000           $26,062,620
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................          716,698             1,236,908
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................      $     18.73           $     21.07
                                                                  ===========           ===========
Cost of Investments.........................................      $12,494,082           $23,981,396
                                                                  ===========           ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2005

                                                              EVOLUTION MANAGED   EVOLUTION MANAGED
                                                                  BOND FUND          EQUITY FUND
                                                              -----------------   -----------------
INVESTMENT INCOME:
Dividend income.............................................      $527,407           $   81,112
                                                                  --------           ----------
    Total investment income.................................       527,407               81,112
                                                                  --------           ----------
EXPENSES:
Investment advisory fees....................................        68,234               93,352
Distribution expenses.......................................        17,059               23,338
Administration fees.........................................        10,709               11,963
Shareholder servicing fees..................................         3,493                4,770
Fund accounting fees........................................        12,798               18,589
Custody fees................................................         2,398                3,295
Federal and state registration..............................        15,901               16,850
Professional fees...........................................        11,465               12,217
Reports to shareholders.....................................        12,150                9,732
Directors' fees and expenses................................         1,213                1,729
Other.......................................................         2,315                  779
                                                                  --------           ----------
    Total expenses before waiver, reimbursement of expenses
      and dividends on short positions......................       157,735              196,614
    Less: Waiver of expenses and reimbursement from
      Advisor...............................................       (21,266)              (9,911)
                                                                  --------           ----------
    Total expenses..........................................       136,469              186,703
                                                                  --------           ----------
NET INVESTMENT INCOME (LOSS)................................       390,938             (105,591)
                                                                  --------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................         7,741            1,896,755
  Capital gain distributions from investment companies......       118,800                   --
  Short positions...........................................            --                1,115
                                                                  --------           ----------
                                                                   126,541            1,897,870
                                                                  --------           ----------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................         9,593            1,490,300
  Short positions...........................................            --                   --
  Futures and swaps.........................................            --                   --
                                                                  --------           ----------
                                                                     9,593            1,490,300
                                                                  --------           ----------
    Net realized and unrealized gain (loss) on
      investments...........................................       136,134            3,388,170
                                                                  --------           ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $527,072           $3,282,579
                                                                  ========           ==========

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2005

                                            EVOLUTION MANAGED BOND FUND             EVOLUTION MANAGED EQUITY FUND
                                       --------------------------------------   --------------------------------------
                                       Six Months Ended                         Six Months Ended
                                       February 29, 2005    April 1, 2004(1)    February 29, 2005    April 1, 2004(1)
                                          (Unaudited)      to August 31, 2004      (Unaudited)      to August 31, 2004
                                       -----------------   ------------------   -----------------   ------------------
OPERATIONS:
Net investment income (loss).........     $   390,938         $   156,258         $   (105,591)        $   (65,230)
Net realized gain (loss) on
  investments sold, securities sold
  short..............................           7,741          (1,526,027)           1,897,870          (2,222,108)
Capital gain distributions from
  regulated investment companies.....         118,800                  --                   --                  --
Change in unrealized appreciation
  (depreciation) on investments,
  short positions, futures and
  swaps..............................           9,593             448,450            1,490,300             267,336
                                          -----------         -----------         ------------         -----------
    Net increase (decrease) in net
      assets resulting from
      operations.....................         527,072            (921,319)           3,282,579          (2,020,002)
                                          -----------         -----------         ------------         -----------
DISTRIBUTIONS TO
  SHAREHOLDERS - INVESTOR CLASS:
Net investment income................        (448,537)
Net realized gains...................              --
                                          -----------
    Total distributions..............        (448,537)
                                          -----------
CAPITAL SHARE TRANSACTIONS - INVESTOR
  CLASS:
Proceeds from shares sold............       5,369,104          22,031,014           27,314,614          23,986,637
Proceeds from shares issued to
  holders in reinvestment of
  dividends..........................         448,537                  --                   --                  --
Cost of shares redeemed..............      (8,436,035)         (5,144,836)         (17,342,667)         (9,158,541)
                                          -----------         -----------         ------------         -----------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions.............      (2,618,394)         16,886,178            9,971,947          14,828,096
                                          -----------         -----------         ------------         -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.............................      (2,539,859)         15,964,859           13,254,526          12,808,094
                                          -----------         -----------         ------------         -----------
NET ASSETS:
Beginning of period..................      15,964,859                  --           12,808,094                  --
                                          -----------         -----------         ------------         -----------
End of period........................     $13,425,000         $15,964,859         $ 26,062,620         $12,808,094
                                          ===========         ===========         ============         ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), END OF PERIOD..............     $    98,659         $   156,258         $   (105,591)        $        --
                                          -----------         -----------         ------------         -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                    EVOLUTION MANAGED BOND FUND           EVOLUTION MANAGED EQUITY FUND
                                                ------------------------------------   ------------------------------------
                                                           INVESTOR CLASS                         INVESTOR CLASS
                                                ------------------------------------   ------------------------------------
                                                Six Months Ended    April 1, 2004(1)   Six Months Ended    April 1, 2004(1)
                                                February 28, 2005    to August 31,     February 28, 2005    to August 31,
                                                   (Unaudited)            2004            (Unaudited)            2004
                                                -----------------   ----------------   -----------------   ----------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..........     $     18.73         $     20.00        $     17.55         $     20.00
                                                   -----------         -----------        -----------         -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...............            0.54                0.21(8)           (0.11)              (0.09)
Net realized and unrealized gain (loss) on
  investments(6)..............................            0.08               (1.48)              3.63               (2.36)
                                                   -----------         -----------        -----------         -----------
    Total from investment operations..........            0.62               (1.27)              3.52               (2.45)
                                                   -----------         -----------        -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment income..........           (0.62)                 --                 --                  --
Distributions from realized gains.............              --                  --                 --                  --
                                                   -----------         -----------        -----------         -----------
    Total distributions.......................           (0.62)                 --                 --                  --
                                                   -----------         -----------        -----------         -----------
NET ASSET VALUE, END OF PERIOD................     $     18.73         $     18.73        $     21.07         $     17.55
                                                   ===========         ===========        ===========         ===========
TOTAL RETURN(7)...............................            3.65%(2)           (6.35%)(2)          20.06%(2)         (12.25%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....................     $13,425,000         $15,964,859        $26,062,620         $12,808,094
Ratio of net expenses to average net assets:
  Before expense reimbursement................            2.31%(3)            2.19%(3)           2.11%(3)            2.34%(3)
  After expense reimbursement.................            2.00%(3)            2.00%(3)           2.00%(3)            2.00%(3)
  Including dividends on short positions......                                2.27%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement................            5.73%(3)            2.49%(3)          (1.24%)(3)          (1.55%)(3,8)
  After expense reimbursement.................            5.42%(3)            2.68%(3,9)          (1.13%)(3)          (1.21%)(3,8)
Portfolio turnover rate(5)....................             417%                536%               541%                558%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) Net investment income (loss) before dividends on short positions for the period ended August 31, 2004 was $0.23 for the Evolution Managed Bond Fund.

(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2004 was 2.95% for the Evolution Managed Bond Fund.

                     See notes to the financial statements.

                            EVOLUTION MANAGED FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                         FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 17 series of which, two are included in this report, the Evolution Managed Bond Fund and Evolution Managed Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Evolution Managed Bond Fund and Evolution Managed Equity Fund commenced operations on April 1, 2004.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other investment companies (fixed-income securities). The objective of the Evolution Managed Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities.

The Board has authorized the Funds' Investor Class Shares to pay Rule 12b-1 fees equal to 0.25% of Investor Class average daily net assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Pricing ("NOCP") provided by Nasdaq each business day. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Options, futures and other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The Evolution Managed Bond Fund and Evolution Managed Equity Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Each Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the periods ended February 28, 2005, and August 31, 2004, were as follows:

                                               EVOLUTION MANAGED             EVOLUTION MANAGED
                                                   BOND FUND                    EQUITY FUND
                                          ---------------------------   ---------------------------
                                          PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                          FEBRUARY 28,    AUGUST 31,    FEBRUARY 28,    AUGUST 31,
                                              2005           2004           2005           2004
                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                             $448,537         $ --           $ --           $ --
Long-term capital gain                            --           --             --             --
                                            --------         ----           ----           ----
  TOTAL DISTRIBUTIONS PAID                  $448,537         $ --           $ --           $ --
                                            ========         ====           ====           ====

As of August 31, 2004, the components of distributable earnings were as follows:

                                                               EVOLUTION       EVOLUTION
                                                              MANAGED BOND   MANAGED EQUITY
                                                                  FUND            FUND
                                                              ------------   --------------
Cost basis of investments for federal income tax purposes     $15,523,097     $12,763,330
                                                              -----------     -----------
Unrealized Appreciation                                           450,450              --
Unrealized Depreciation                                          (131,661)        223,513
                                                              -----------     -----------
Net unrealized appreciation/(depreciation)                        318,789        (223,513)
                                                              -----------     -----------
Undistributed ordinary income/(loss)                              156,258              --
Undistributed long-term gain/(loss)                                    --              --
                                                              -----------     -----------
Distributable earnings                                            156,258              --
                                                              -----------     -----------

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

                                   EVOLUTION MANAGED BOND FUND       EVOLUTION MANAGED EQUITY FUND
                                 --------------------------------   --------------------------------
                                  SIX MONTH ENDED    PERIOD ENDED    SIX MONTH ENDED    PERIOD ENDED
                                 FEBRUARY 28, 2005    AUGUST 31,    FEBRUARY 28, 2005    AUGUST 31,
                                    (UNAUDITED)        2004(1)         (UNAUDITED)        2004(1)
                                 -----------------   ------------   -----------------   ------------
INVESTOR CLASS:
Shares sold                           283,478         1,131,043         1,411,423        1,230,747
Shares issued to holders in
  reinvestment of dividends            24,076                --                --               --
Shares redeemed                      (443,040)         (278,859)         (904,165)        (278,859)
Shares converted from Broker
  Class                                    --                --                --               --
                                     --------         ---------         ---------        ---------
Net increase (decrease) from
  capital share transactions         (135,486)          852,184           507,258          729,650
                                     ========         =========         =========        =========

(1) Commenced operations April 1, 2004.

4. INVESTMENT TRANSACTIONS

During the period ended February 28, 2005, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts were:

                                                            EVOLUTION MANAGED   EVOLUTION MANAGED
                                                                BOND FUND          EQUITY FUND
                                                            -----------------   -----------------
Purchases                                                      $57,503,602        $105,959,902
Sales                                                          $60,551,925        $ 96,095,433

There were no purchases or sales of long-term U.S. Government securities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31(st). In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At February 28, 2005, the funds deferred, on a tax basis, post-October losses of:

Evolution Managed Bond Fund.................................   $1,396,366
Evolution Managed Equity Fund...............................   $1,731,259

These amounts may be used to offset future capital gains.

At February 28, 2005, there were no capital loss carryovers.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. There differences are primarily due to net operating losses and security transactions in real estate investment trusts. For the period ended February 28, 2005, there were no permanent book-to-tax adjustments.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Evolution Managed Bond Fund and Evolution Managed Equity Fund (the "Sub-Advised Funds") whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Advisor pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2005, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended February 28, 2005, the Advisor paid the following expenses:

                                                            EVOLUTION MANAGED   EVOLUTION MANAGED
                                                                BOND FUND          EQUITY FUND
                                                            -----------------   -----------------
INVESTOR CLASS:
Annual Advisor rate                                                1.00%               1.00%
Annual cap on expenses:                                            2.00%               2.00%
Expenses paid in excess of annual cap on expenses - 2005         $21,266             $9,911
Voluntary waiver - 2005                                          $    --             $   --
Advisor expense waiver recovery - 2005                           $    --             $   --

Recovering expenses subject to potential recovery expiring in:

                                                               EVOLUTION       EVOLUTION
                                                              MANAGED BOND   MANAGED EQUITY
                                                                  FUND            FUND
                                                              ------------   --------------
2006                                                            $    --         $    --
2007                                                            $11,033         $17,999
2008                                                            $21,266         $ 9,911

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI included additional information about the Funds' Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF              OTHER
                                              TERM OF OFFICE            PRINCIPAL         PORTFOLIOS IN FUND      TRUSTEESHIPS/
                           POSITION(S)      AND LENGTH OF TIME    OCCUPATION(S) DURING    COMPLEX OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE    HELD WITH FUND           SERVED             PAST FIVE YEARS          TRUSTEE(3)         HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
Lawrence C. Rafferty*    Chairman of the     Lifetime of Trust     Chairman and Chief             17                  None
 33 Whitehall St.,          Board of         until removal or     Executive Officer of
     10th Flr.         Trustees since 1997      resignation             Rafferty,
    New York, NY                                                 1997 -- present; Chief
       10004                                                      Executive Officer of
      Age: 63                                                      Rafferty Companies,
                                                                  LLC, 1996 -- present;
                                                                 Chief Executive Officer
                                                                   of Rafferty Capital
                                                                 Markets, Inc., 1995 --
                                                                        present.
----------------------------------------------------------------------------------------------------------------------------------
  Jay F. Higgins*      Trustee since 1997    Lifetime of Trust      Chairman, Bengal              17              Dwango North
 33 Whitehall St.,                           until removal or         Partners LLC,                               America Corp
     10th Flr.                                  resignation       1998 -- present (NASD                        (radio, telephone,
    New York, NY                                                     Broker Dealer).                             communications)
       10004
      Age: 60
----------------------------------------------------------------------------------------------------------------------------------
   NON-INTERESTED
       TRUSTEES
  Daniel J. Byrne            Trustee         Lifetime of Trust     President and Chief            17                  None
 33 Whitehall St.,                           until removal or     Executive Officer of
     10th Flr.                              resignation; Since   Byrne Securities Inc.,
 New York, NY 10004                                1997             1992 -- present;
      Age: 61                                                     Trustee, The Opening
                                                                      Word Program,
                                                                  Wyandanch, New York.
----------------------------------------------------------------------------------------------------------------------------------
 Kevin G. Boyle(2)           Trustee         Lifetime of Trust     President, Kevin G.            17                  None
 33 Whitehall St.,                           until removal or    Boyle Securities, Inc.,
     10th Flr.                              resignation; Since      1981 -- present.
 New York, NY 10004                                2002
      Age: 64
----------------------------------------------------------------------------------------------------------------------------------
Gerald E. Shanley III        Trustee         Lifetime of Trust    Business Consultant,            17                  None
 33 Whitehall St.,                           until removal or       1985 -- present;
     10th Flr.                              resignation; Since    Trustee of Estate of
 New York, NY 10004                                1997            Charles S. Payson,
      Age: 62                                                       1987 -- present.
----------------------------------------------------------------------------------------------------------------------------------

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF              OTHER
                                                                        PRINCIPAL         PORTFOLIOS IN FUND      TRUSTEESHIPS/
                           POSITION(S)                            OCCUPATION(S) DURING    COMPLEX OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE    HELD WITH FUND       TERM OF OFFICE         PAST FIVE YEARS          TRUSTEE(3)         HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
 Daniel D. O'Neill       Chief Executive         One Year         Managing Director of            N/A                 None
 33 Whitehall St.,     Officer; President                               Rafferty,
     10th Flr.                                                      1999 -- present;
 New York, NY 10004                                                Portfolio Manager,
      Age: 37                                                       Hermitage Capital
                                                                       Management,
                                                                      1998 -- 1999;
                                                                 Associate, Akin, Gump,
                                                                 Strauss, Hauer & Feld,
                                                                 LLP, 1995 -- 1998 (law
                                                                         firm).
----------------------------------------------------------------------------------------------------------------------------------
  Timothy P. Hagan      Chief Compliance         One Year           Vice President of             N/A                 None
 33 Whitehall St.,        Officer Chief                                 Rafferty,
     10th Flr.          Financial Officer                           1997 -- present.
 New York, NY 10004
      Age: 63
----------------------------------------------------------------------------------------------------------------------------------
 Philip A. Harding         Senior Vice           One Year           Vice President of             N/A                 None
 33 Whitehall St.,          President                                   Rafferty,
     10th Flr.                                                      1997 -- present.
 New York, NY 10004
      Age: 62
----------------------------------------------------------------------------------------------------------------------------------
 Stephen P. Sprague       Treasurer and          One Year        Chief Financial Officer          N/A                 None
 33 Whitehall St.,         Controller                              of Rafferty for the
     10th Flr.                                                        past 5 years.
 New York, NY 10004
      Age: 56
----------------------------------------------------------------------------------------------------------------------------------
  Eric W. Falkeis           Secretary            One Year         Vice President, U.S.            N/A                 None
 615 East Michigan                                                Bancorp Fund Services
       Street                                                     LLC, 1997 -- present.
Milwaukee, WI 53202
      Age: 31
----------------------------------------------------------------------------------------------------------------------------------
   Angela Brickl       Assistant Secretary       One Year              Compliance                 N/A                 None
 615 East Michigan                                                 Administrator, U.S.
       Street                                                    Bancorp Fund Services,
Milwaukee, WI 53202                                               LLC, 2003 -- present;
      Age: 28                                                       Business Analyst,
                                                                 Strong Financial Corp.,
                                                                  2002 -- 2003; Senior
                                                                     Auditor, Arthur
                                                                 Anderson, 1999 -- 2002.
----------------------------------------------------------------------------------------------------------------------------------

    (1) Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins own a beneficial interest in Rafferty.

    (2) Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

    (3) The Potomac Insurance Trust currently consists of 22 separate portfolios, 4 of which are offered for sale to the public.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT

          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN

          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

COUNSEL

          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR

          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.


The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Beginning with the Funds' first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2005


                   [THE POTOMAC FUNDS LOGO]
                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                 APRIL 25, 2005

Dear Shareholders,

This is the first Semi-Annual Report for the Spectrum Funds--High Yield Plus Fund, Global Perspective Fund and Equity Opportunity Fund (collectively, the "Funds"). The High Yield Plus Fund, Global Perspective Fund and Equity Opportunity Fund launched on September 1, September 28 and October 12, respectively. The Funds have now been in operation approximately six months and we are pleased with the operation of the Funds since the launch.

Traditional mutual funds generally must be fully invested regardless of market conditions. The Funds are different because they employ investment models or trading systems which may call for significant portions of each Fund's portfolio to be moved to cash instruments when the risk profile of the markets is unattractive. The flexibility is designed to aid in risk management.

The markets have been volatile during the brief life of the Funds. During the 4th quarter of 2004, the equities markets rallied strongly and the Global Perspective Fund and the Equity Opportunity Fund gained as each participated in the rally. The Global Perspective Fund continued to gain January and February, while the Equity Opportunity Fund declined. For the period covered by this Semi-Annual report, the Global Perspective Fund provided a total return of 17.41% while the Equity Opportunity Fund provided a total return of 6.85%. (Since the end of February, each of the Funds has lost some of its gains, with total returns since inception through April 22 of 11.43% for the Global Perspective Fund and 2.70% for the Equity Opportunity Fund.)

The High Yield Plus has generally struggled to keep up with the average traditional high yield bond fund and has been most challenging to manage. The potential for price appreciation seems limited due to the historically low interest rate spread between high yield bonds and the 10 Year Treasury Note and interest rates seem likely to continue rising. We are continually evaluating systems for this fund to enhance performance without compromising risk. For the period covered by this Semi-Annual Report, the Fund provided a total return of -0.08% compared to a return for the Lehman Brothers US Corporate High Yield Bond Index of 7.37%. (Since the end of February, the Fund has declined a bit further as has the index. From inception through April 22, the Fund had a total return of -1.59% compared to a total return of 4.30% for the index.)

Overall, we are pleased with the operation of thee Funds, though 2005 has thus far been a difficult market in which to manage market risk.

We appreciate your investment in these Funds and look forward to a long-term relationship. Because the Semi-Annual Report takes a snapshot of the portfolio on February 28, but not mailed until 60 days later, the positions listed in this report may differ substantially by the time you read it.

Sincerely,

The Potomac Funds
Rafferty Asset Management, LLC & Hundredfold Advisors, LLC

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AND INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EXPENSE EXAMPLE (UNAUDITED)
                               FEBRUARY 28, 2005

As a shareholder of the Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund, or the Spectrum Equity Opportunity Fund (the "Funds"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (September 1, 2004 - February 28, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $15.00 wire transfer free discussed above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

                                                            SPECTRUM HIGH YIELD PLUS FUND
                                          -----------------------------------------------------------------
                                                                                              EXPENSES PAID
                                                    BEGINNING                 ENDING          DURING PERIOD
                                                ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                            SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                          -------------------    -------------------    -------------------
Actual                                    $          1,000.00    $            988.50    $             12.23*
Hypothetical (5% return before
  expenses)                                          1,000.00               1,012.50                  12.37**

* Expenses are equal to the Fund's annualized expense ratio of 2.48%, multiplied by the average account value over the period September 1, 2004 - February 28, 2005, the Fund's commencement date to the end of the period to reflect the Fund's actual expenses.

* Expenses are equal to the Fund's annualized expense ratio of 2.48%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                          SPECTRUM GLOBEL PERSPECTIVE FUND
                                          -----------------------------------------------------------------
                                                                                              EXPENSES PAID
                                                    BEGINNING                 ENDING          DURING PERIOD
                                                ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                            SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                          -------------------    -------------------    -------------------
Actual                                    $          1,000.00    $          1,161.36    $             11.73*
Hypothetical (5% return before
  expenses)                                          1,000.00               1,012.05                  12.82**

* Expenses are equal to the Fund's annualized expense ratio of 2.57%, multiplied by the average account value over the period September 27, 2004 - February 28, 2005, the Fund's commencement date to the end of the period to reflect the Fund's actual expenses.

* Expenses are equal to the Fund's annualized expense ratio of 2.57%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                          SPECTRUM EQUITY OPPORTUNITY FUND
                                          -----------------------------------------------------------------
                                                                                              EXPENSES PAID
                                                    BEGINNING                 ENDING          DURING PERIOD
                                                ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                            SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                          -------------------    -------------------    -------------------
Actual                                    $          1,000.00    $          1,058.34    $             10.46*
Hypothetical (5% return before
  expenses)                                          1,000.00               1,011.65                  13.22**

* Expenses are equal to the Fund's annualized expense ratio of 2.65%, multiplied by the average account value over the October 11, 2004 - February 28, 2005, the Fund's commencement date to the end of the period to reflect the Fund's actual expenses.

* Expenses are equal to the Fund's annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                         SPECTRUM HIGH YIELD PLUS FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

(CHART)

                         Spectrum High Yield Plus Fund

              U.S. Government Agency Obligations              48%
              Corporate Bonds                                 43%
              Utilities                                        2%
              Consumer Discretionary                           1%
              Energy                                           1%
              Materials                                        1%
              Cash*                                            4%

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

(CHART)

                       Spectrum Global Perspectives Fund

              Investment Companies                            95%
              U.S. Government Agency Obligations               3%
              Cash*                                            2%

THESE PERCENTAGES IN THE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

(CHART)

                        Spectrum Equity Opportunity Fund

          Investment Companies                                     94%
          U.S. Government Agency Obligations                        4%
          Cash*                                                     2%

THESE PERCENTAGES IN THE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                         SPECTRUM HIGH YIELD PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCK - 5.0%
Chemicals - 1.4%
  2,369   The Dow Chemical Company          $  130,650
  2,294   Eastman Chemical Co.                 132,456
  3,070   The Lubrizol Corp.                   130,874
  1,826   PPG Industries, Inc.                 131,381
  7,158   RPM International, Inc.              134,069
                                            ----------
                                               659,430
                                            ----------
Distribution - 0.3%
  3,123   Genuine Parts Co.                    135,164
                                            ----------
Electricity - 1.1%
  1,900   Entergy Corp.                        131,328
  2,925   Exelon Corp.                         132,678
  1,669   FPL Group, Inc.                      132,435
  2,423   PPL Corp.                            132,150
                                            ----------
                                               528,591
                                            ----------
Food & Beverages - 0.3%
  2,030   Altria Group, Inc.                   133,270
                                            ----------
Petroleum - 1.6%
  2,115   ChevronTexaco Corp.                  131,299
  2,224   Equitable Resources, Inc.            131,994
  1,660   Kinder Morgan, Inc.                  133,082
  2,813   Marathon Oil Corp.                   133,167
  1,854   Occidental Petroleum Corp.           130,281
  4,553   ONEOK, Inc.                          133,403
                                            ----------
                                               793,226
                                            ----------
Retail - Department Store - 0.3%
  3,801   May Department Stores Co.            131,173
                                            ----------
          TOTAL COMMON STOCKS
            (Cost $2,390,739)               $2,380,854
                                            ----------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
CORPORATE BONDS - 43.1%
Grantor Trust - 43.1%
19,040,720   TRAINS High Yield Note,
               16.236%, 08/01/2015
               (Cost - $20,699,202;
               Acquired - 01/31/05,
               02/02/05 and
               02/08/2005)(1)(2)           $20,528,828
                                           -----------
             TOTAL CORPORATE BONDS
               (Cost $20,699,202)          $20,528,828
                                           -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.5%
22,600,000   Federal Home Loan Bank
               Discount Note 2.3075%
               03/16/2005                  $22,576,882
                                           -----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $22,576,882)          $22,576,882
                                           -----------
             TOTAL INVESTMENTS - 95.6%
               (Cost $45,666,823)          $45,486,564
             Other Assets in Excess of
               Liabilities - 4.4%            2,116,263
                                           -----------
             TOTAL NET ASSETS - 100.0%     $47,602,827
                                           ===========

Percentages are calculated as a percent of net assets.

(1) Restricted under Rule 144A of the Securities Act of 1933.
(2) Variable Rate Security.

                     See notes to the financial statements.

                         SPECTRUM HIGH YIELD PLUS FUND
                      SCHEDULE OF SWAP CONTRACTS PURCHASED

                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------
                                          UNREALIZED
                                        APPRECIATION/
              CONTRACTS                 (DEPRECIATION)
------------------------------------------------------
SWAP CONTRACTS PURCHASED
 25,000  Dow Jones CDX Index SWAP 100
           Contracts
           (Underlying Face Amount at
           Market Value $2,567,188)        $(1,562)
 25,000  Dow Jones CDX Index SWAP EM
           Contracts
           (Underlying Face Amount at
           Market Value $2,570,625)         23,125
                                           -------
         Total Unrealized
           Appreciation on Swap
           Contracts                       $21,563
                                           =======

                     See notes to the financial statements.

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 94.8%
   144,000   iShares MSCI Emerging
               Markets Index Fund        $  31,711,680
   125,900   iShares MSCI EAFE Index
               Fund                         20,540,585
                                         -------------
             TOTAL INVESTMENT
               COMPANIES
               (Cost $47,731,232)        $  52,252,265
                                         -------------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%
$1,550,000   Federal Home Loan Bank
               Discount Note,
               2.3075%, 03/16/2005       $   1,548,414
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $1,548,414)         $   1,548,414
                                         -------------
             TOTAL INVESTMENTS - 97.6%
               (Cost $49,279,646)        $  53,800,679
             Other Assets in Excess
               of Liabilities - 2.4%         1,307,867
                                         -------------
             TOTAL NET ASSETS -
               100.0%                    $  55,108,546
                                         =============

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                               SCHEDULE OF SWAPS

                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                 (DEPRECIATION)
------------------------------------------------------------
 SWAP CONTRACTS PURCHASED
 22,300     iShares MSCI Emerging
              Markets Index SWAP
              Contracts
              (Underlying Face Amount
              at Market Value
              $4,910,906)                    $(13,313)
 29,900     iShares MSCI EAFE Index
              SWAP Contracts
              (Underlying Face Amount
              at Market Value
              $4,878,185)                     (16,654)
                                             --------
            Total Unrealized
              Appreciation
              on Swap Contracts              $(29,967)
                                             ========

                     See notes to the financial statements.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 94.6%
 40,700   iShares MSCI Emerging Markets
            Index Fund                     $ 8,962,954
 80,200   iShares Russell 2000 Index
            Fund                            10,127,656
229,900   Nasdaq-100 Index Tracking
            Stock                            8,556,878
 53,100   Rydex ETF Trust                    8,211,915
                                           -----------
          TOTAL INVESTMENT COMPANIES
            (Cost $34,262,850)             $35,859,403
                                           -----------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
$1,350,000   Federal Home Loan Bank        $ 1,348,619
                                           -----------
             Discount Note, 2.3075%,
               03/16/2005
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $1,348,619)           $ 1,348,619
                                           -----------
             TOTAL INVESTMENTS - 98.1%
               (Cost $35,611,469)          $37,208,022
             Other Assets in Excess of
               Liabilities - 1.9%              707,558
                                           -----------
             TOTAL NET ASSETS - 100.0%     $37,915,580
                                           ===========
Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                     SCHEDULE OF SWAPS CONTRACTS PURCHASED

                         FEBRUARY 28, 2005 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                 (DEPRECIATION)
------------------------------------------------------------
 SWAP CONTRACTS PURCHASED
 56,500     iShares Russell 2000 Index
              Fund SWAP
              (Underlying Face Amount
              at Market Value
              $7,134,820)                    $(36,951)
                                             ========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2005

POTOMAC FUNDS                                                  SPECTRUM HIGH    SPECTRUM GLOBAL    SPECTRUM EQUITY
                                                              YIELD PLUS FUND   PERSPECTIVE FUND   OPPORTUNITY FUND
                                                              ---------------   ----------------   ----------------
ASSETS:
Investments, at market value (Note 2).......................    $45,486,564       $53,800,679        $37,208,022
Cash........................................................         70,191           655,603            754,534
Receivable for Fund shares sold.............................         66,798           229,596             66,410
Receivable from Investment Advisor..........................             --             3,699                 --
Receivable from broker for swaps............................        464,166           533,769                 --
Deposit at broker for futures...............................      1,504,631                --                 --
Dividends and interest receivable...........................        137,884                --                 --
Other assets................................................         57,418             5,600              7,116
                                                                -----------       -----------        -----------
    Total Assets............................................     47,787,652        55,228,946         38,036,082
                                                                -----------       -----------        -----------
LIABILITIES:
Payable to Investment Advisor...............................             --                --              4,937
Payable for Fund shares redeemed............................            260                --                 --
Payable to broker...........................................             --                --             11,363
Accrued expenses and other liabilities......................        184,565           120,400            104,202
                                                                -----------       -----------        -----------
    Total Liabilities.......................................        184,825           120,400            120,502
                                                                -----------       -----------        -----------
NET ASSETS..................................................    $47,602,827       $55,108,546        $37,915,580
                                                                ===========       ===========        ===========
NET ASSETS CONSIST OF:
Capital stock...............................................    $48,281,121       $50,859,538        $36,414,150
Accumulated undistributed net investment income (loss)......         27,669          (148,395)           (80,929)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.....................................................       (547,267)          (93,663)            22,757
Net unrealized appreciation (depreciation) on:
  Investments...............................................       (180,259)        4,521,033          1,596,553
  Short positions...........................................             --                --                 --
  Swaps.....................................................         21,563           (29,967)           (36,951)
                                                                -----------       -----------        -----------
    Total Net Assets........................................    $47,602,827       $55,108,546        $37,915,580
                                                                ===========       ===========        ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets..................................................    $47,602,827       $55,108,546        $37,915,580
Shares outstanding
  (unlimited shares of beneficial interest authorized, no
  par value)................................................      2,412,197         2,378,384          1,773,966
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................    $     19.73       $     23.17        $     21.37
                                                                ===========       ===========        ===========
Cost of Investments.........................................    $45,666,823       $49,279,646        $35,611,469
                                                                ===========       ===========        ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2005

POTOMAC FUNDS                                       SPECTRUM HIGH YIELD       SPECTRUM GLOBAL        SPECTRUM EQUITY
                                                         PLUS FUND           PERSPECTIVE FUND        OPPORTUNITY FUND
                                                    --------------------   ---------------------   --------------------
                                                    September 1, 2004(1)   September 27, 2004(1)   October 11, 2004(1)
                                                    to February 28, 2005   to February 28, 2005    to February 28, 2005
                                                    --------------------   ---------------------   --------------------
INVESTMENT INCOME:
Dividend income...................................       $       --             $  616,792              $  156,952
Interest income...................................        1,337,394                 69,432                  45,221
                                                         ----------             ----------              ----------
    Total investment income.......................        1,337,394                686,224                 202,173
                                                         ----------             ----------              ----------
EXPENSES:
Investment advisory fees..........................          251,623                135,646                 106,984
Distribution expenses.............................          251,623                135,646                 106,984
Administration fees...............................           16,490                 11,954                  13,357
Shareholder servicing fees........................           12,829                  5,401                   6,879
Fund accounting fees..............................           14,680                 11,519                  11,916
Custody fees......................................            8,844                  3,794                   4,820
Federal and state registration....................           24,468                 14,807                   7,365
Professional fees.................................           18,563                 14,842                  12,530
Reports to shareholders...........................           20,534                 10,219                   7,900
Directors' fees and expenses......................            4,134                  2,674                   2,827
Other.............................................            3,417                  4,337                   1,540
                                                         ----------             ----------              ----------
    Total expenses before waiver, reimbursement of
      expenses and dividends on short positions...          627,205                350,839                 283,102
    Less: Waiver of expenses and reimbursement
      from Advisor................................               --                     --                      --
                                                         ----------             ----------              ----------
    Net expenses before dividends on short
      positions...................................          627,205                350,839                 283,102
                                                         ----------             ----------              ----------
    Dividends on short positions..................                                   5,914                      --
                                                         ----------             ----------              ----------
    Total expenses................................          627,205                356,753                 283,102
                                                         ----------             ----------              ----------
NET INVESTMENT INCOME (LOSS)......................          710,189                329,471                 (80,929)
                                                         ----------             ----------              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on:
  Investments.....................................           10,636                320,600                (171,088)
  Forward Contracts...............................               --               (344,096)                     --
  Short positions.................................               --                     --                      --
  Futures.........................................         (454,597)                    --                      --
  Swaps...........................................         (103,307)                14,378                 193,845
                                                         ----------             ----------              ----------
                                                           (547,268)                (9,118)                 22,757
                                                         ----------             ----------              ----------
Change in unrealized appreciation (depreciation)
  on:
  Investments.....................................         (180,259)             4,521,033               1,596,553
  Short positions.................................               --                     --                      --
  Swaps...........................................           21,563                (29,967)                (36,951)
                                                         ----------             ----------              ----------
                                                           (158,696)             4,491,066               1,559,602
                                                         ----------             ----------              ----------
    Net realized and unrealized gain (loss) on
      investments.................................         (705,964)             4,481,948               1,582,359
                                                         ----------             ----------              ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................       $    4,225             $4,811,419              $1,501,430
                                                         ==========             ==========              ==========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2005

                                                    SPECTRUM HIGH YIELD       SPECTRUM GLOBAL        SPECTRUM EQUITY
                                                         PLUS FUND           PERSPECTIVE FUND        OPPORTUNITY FUND
POTOMAC FUNDS                                       --------------------   ---------------------   --------------------
                                                    September 1, 2004(1)   September 27, 2004(1)   October 11, 2004(1)
                                                    to February 28, 2005   to February 28, 2005    to February 28, 2005
                                                        (Unaudited)             (Unaudited)            (Unaudited)
                                                    --------------------   ---------------------   --------------------
OPERATIONS:
Net investment income (loss)......................      $    710,189            $   329,471            $   (80,929)
Net realized gain (loss) on investments sold,
  securities sold short, futures and swaps........          (547,268)                (9,118)                22,757
Change in unrealized appreciation (depreciation)
  on investments, short positions, futures and
  swaps...........................................          (158,696)             4,491,066              1,559,602
                                                        ------------            -----------            -----------
    Net increase (decrease) in net assets
      resulting from operations...................             4,225              4,811,419              1,501,430
                                                        ------------            -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income.............................          (682,520)              (477,866)
Net realized gains................................                --                (84,545)
                                                        ------------            -----------
    Total distributions...........................          (682,520)              (562,411)
                                                        ------------            -----------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold.........................        70,459,711             50,871,509             39,050,246
Proceeds from shares issued to holders in
  reinvestment of dividends.......................           679,257                558,881                     --
Cost of shares redeemed...........................       (22,857,846)              (570,852)            (2,636,096)
                                                        ------------            -----------            -----------
    Net increase (decrease) in net assets
      resulting from capital share transactions...        48,281,122             50,859,538             36,414,150
                                                        ------------            -----------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........        47,602,827             55,108,546             37,915,580
                                                        ------------            -----------            -----------
NET ASSETS:
Beginning of period...............................                --                     --                     --
                                                        ------------            -----------            -----------
End of period.....................................        47,602,827             55,108,546             37,915,580
                                                        ============            ===========            ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD..........................................      $     27,669            $  (148,395)           $   (80,929)
                                                        ------------            -----------            -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                        SPECTRUM HY           SPECTRUM GLOBAL        SPECTRUM EQUITY
                                                         PLUS FUND           PERSPECTIVE FUND        OPPORTUNITY FUND
                                                    --------------------   ---------------------   --------------------
                                                       ADVISOR CLASS           ADVISOR CLASS          ADVISOR CLASS
                                                    --------------------   ---------------------   --------------------
                                                    September 1, 2004(1)   September 27, 2004(1)   October 11, 2004(1)
                                                    to February 28, 2005   to February 28, 2005    to February 28, 2005
                                                        (Unaudited)             (Unaudited)            (Unaudited)
                                                    --------------------   ---------------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..............      $     20.00             $     20.00            $     20.00
                                                        -----------             -----------            -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...................             0.28                    0.26(8)              (0.08)
Net realized and unrealized gain (loss) on
  investments(6)..................................           (0.28)                    3.33                   1.45
                                                        -----------             -----------            -----------
    Total from investment operations..............             0.00                    3.59                   1.37
                                                        -----------             -----------            -----------
LESS DISTRIBUTIONS:
Dividends from net investment income..............           (0.27)                  (0.35)                     --
Distributions from realized gains.................               --                  (0.07)                     --
                                                        -----------             -----------            -----------
    Total distributions...........................           (0.27)                  (0.42)                     --
                                                        -----------             -----------            -----------
NET ASSET VALUE, END OF PERIOD....................      $     19.73             $     23.17            $     21.37
                                                        ===========             ===========            ===========
TOTAL RETURN(7)...................................       (0.08)%(2)                17.41(2)                  6.85%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.........................      $47,602,827             $55,108,546            $37,915,580
Ratio of net expenses to average net assets:
  Before expense reimbursement....................            2.48%(3)                2.57%(3)               2.65%(3)
  After expense reimbursement.....................            2.48%(3)                2.57%(3)               2.65%(3)
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement....................            2.81%(3)                2.46%(3,9)           (0.76)%(3)
  After expense reimbursement.....................            2.81%(3)                2.46%(3,9)           (0.76)%(3)
Portfolio turnover rate(5)........................             272%                    442%                   469%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) Net Investment Income(loss) before dividends on short positions for the period ended February 28, 2005 was $0.27.

(9) Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended February 28, 2005 was 2.46%.

                     See notes to the financial statements.

                         SPECTRUM HIGH YIELD PLUS FUND
                        SPECTRUM GLOBAL PERSPECTIVE FUND
                        SPECTRUM EQUITY OPPORTUNITY FUND
                       NOTES TO THE FINANCIAL STATEMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 17 funds operating of which three appear in this report, Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Spectrum High Yield Plus Fund commenced operations on September 1, 2004. The Spectrum Global Perspective Fund commenced operations on September 27, 2004 and the Spectrum Equity Opportunity Fund commenced operations on October 11, 2004.

The objective of the Spectrum High Yield Plus Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. In addition, the Spectrum Global Perspective Fund may invest in baskets of foreign currencies. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

The Board has authorized each Fund's Advisor Class Shares to pay Rule 12b-1 fees equal to 1.00% of Advisor Class average daily net assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Pricing ("NOCP") provided by Nasdaq each business day. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Options, futures and other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The Funds may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) RISKS OF INVESTING IN FOREIGN SECURITIES - The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

  H) FORWARD CURRENCY EXCHANGE CONTRACTS - The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are value daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

  I) FOREIGN CURRENCY TRANSLATIONS - The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investments securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

  J) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes.

  K) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  L) INCOME AND EXPENSES - Each Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

  M) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the period ended February 28, 2005, and the fiscal year ended August 31, 2004, were as follows:

                                           SPECTRUM HIGH         SPECTRUM GLOBAL        SPECTRUM EQUITY
                                          YIELD PLUS FUND        PERSPECTIVE FUND       OPPORTUNITY FUND
                                        --------------------   --------------------   --------------------
                                            PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                                        FEBRUARY 28, 2005(1)   FEBRUARY 28, 2005(2)   FEBRUARY 28, 2005(3)
                                        --------------------   --------------------   --------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                               $682,520               $562,411                 $  --
Long-term capital gain                              --                     --                    --
                                              --------               --------                 -----
  TOTAL DISTRIBUTIONS PAID                    $682,520               $562,411                 $  --
                                              ========               ========                 =====

(1) Commenced operations September 1, 2004.

(2) Commenced operations September 27, 2004.

(3) Commenced operations October 11, 2004.

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

                                           SPECTRUM HIGH         SPECTRUM GLOBAL        SPECTRUM EQUITY
                                          YIELD PLUS FUND        PERSPECTIVE FUND       OPPORTUNITY FUND
                                        --------------------   --------------------   --------------------
                                            PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                                        FEBRUARY 28, 2005(1)   FEBRUARY 28, 2005(2)   FEBRUARY 28, 2005(3)
                                        --------------------   --------------------   --------------------
ADVISOR CLASS:
Shares Sold                                   3,514,943              2,380,790              1,900,772
Shares issued to holders in
  reinvestment of dividends                      33,760                 24,534                     --
Shares redeemed                              (1,136,506)               (26,940)              (126,806)
                                             ----------              ---------              ---------
Total increase (decrease) from capital
  share transactions                          2,412,197              2,378,384              1,773,966
                                             ==========              =========              =========

(1) Commenced operations September 1, 2004.

(2) Commenced operations September 27, 2004.

(3) Commenced operations October 11, 2004.

4. INVESTMENT TRANSACTIONS

During the period ended February 28, 2005, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps, forward contracts and futures contracts) were:

                       SPECTRUM HIGH YIELD PLUS   SPECTRUM GLOBAL PERSPECTIVE   SPECTRUM EQUITY OPPORTUNITY
                       ------------------------   ---------------------------   ---------------------------
Purchases                    $96,450,353                 $116,398,403                  $135,767,666
Sales                        $73,321,823                 $118,082,358                  $101,333,729

There were no purchases or sales of long-term U.S. Government securities.

Transactions in short futures contracts for the period ended February 28, 2005, for the following Fund were as follows:

                                                                SPECTRUM HIGH YIELD PLUS FUND
                                                              ---------------------------------
                                                               NUMBER OF       AGGREGATE FACE
                                                               CONTRACTS     VALUE OF CONTRACTS
                                                              ------------   ------------------
Outstanding at beginning of year                                    --          $         --
Contracts opened                                                   482            53,826,327
Contracts closed                                                  (482)          (53,826,327)
                                                                  ----          ------------
Outstanding at end of year                                          --          $         --
                                                                  ====          ============

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year. The Funds have not incurred any post-October losses.

At February 28, 2005, there were no capital loss carryovers.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses and security transactions in real estate investment trusts. The Funds do not have any permanent book-to-tax differences for this period.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Spectrum High Yield Plus Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the "Sub-Advised Funds") whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Advisor pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2005, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. The annual advisory rate for each Fund is 1.00%. The annual cap on expenses for each Fund is 2.75%. For the period ended February 28, 2005, the Advisor did not pay any expenses on behalf of the Funds.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6. SWAP CONTRACTS

Each Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the funds.)

In a "long" swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as "unrealized gains or losses on swaps and futures" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps and futures". Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL               NUMBER OF
                            POSITION(S)                               OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*     Chairman of the      Lifetime of Trust     Chairman and Chief              17
  33 Whitehall St.,          Board of          until removal or     Executive Officer of
      10th Flr.         Trustees since 1997       resignation             Rafferty,
    New York, NY                                                   1997 -- present; Chief
        10004                                                       Executive Officer of
       Age: 63                                                       Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
   Jay F. Higgins*      Trustee since 1997     Lifetime of Trust      Chairman, Bengal               17
  33 Whitehall St.,                            until removal or         Partners LLC,
      10th Flr.                                   resignation       1998 -- present (NASD
    New York, NY                                                       Broker Dealer).
        10004
       Age: 60
------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*          None
  33 Whitehall St.,
      10th Flr.
    New York, NY
        10004
       Age: 63
----------------------  -------------------
   Jay F. Higgins*         Dwango North
  33 Whitehall St.,        America Corp
      10th Flr.         (radio, telephone,
    New York, NY          communications)
        10004
       Age: 60
----------------------  -------------------

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***     Trustee since 2002    Lifetime of Trust     President, Kevin G.             17
   33 Whitehall St.,                           until removal or    Boyle Securities, Inc.,
       10th Flr.                                  resignation         1981 -- present.
     New York, NY
         10004
        Age: 64
------------------------------------------------------------------------------------------------------------------
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief             17
   33 Whitehall St.,                           until removal or     Executive Officer of
       10th Flr.                                  resignation      Byrne Securities Inc.,
     New York, NY                                                     1992 -- present;
         10004                                                      Trustee, The Opening
        Age: 61                                                         Word Program,
                                                                    Wyandanch, New York.
------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust    Business Consultant,             17
   33 Whitehall St.,                           until removal or       1985 -- present;
       10th Flr.                                  resignation       Trustee of Estate of
     New York, NY                                                    Charles S. Payson,
         10004                                                        1987 -- present.
        Age: 62
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***            None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 64
-----------------------  -------------------
    Daniel J. Byrne             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 61

-----------------------  -------------------
 Gerald E. Shanley III          None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 62
-----------------------  -------------------

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
       OFFICERS
   Daniel D. O'Neill       Chief Executive         One year         Managing Director of
   33 Whitehall St.,     Officer since 2003,                              Rafferty,
       10th Flr.           President since                            1999 -- present;
  New York, NY 10004            1999                                 Portfolio Manager,
        Age: 37                                                       Hermitage Capital
                                                                         Management,
                                                                        1998 -- 1999;
                                                                   Associate, Akin, Gump,
                                                                   Strauss, Hauer & Feld,
                                                                   LLP, 1995 -- 1998 (law
                                                                           firm).
------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagen       Chief Compliance         One year           Vice President of
   33 Whitehall St.,      Officer and Chief                               Rafferty,
       10th Flr.          Financial Officer                           1997 -- present.
     New York, NY            since 2004
         10004
        Age: 63
------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice           One year           Vice President of
   33 Whitehall St.,       President since                                Rafferty,
       10th Flr.                1999                                  1997 -- present.
  New York, NY 10004
        Age: 62
------------------------------------------------------------------------------------------------------------------
   Steven P. Sprague        Treasurer and          One year        Chief Financial Officer
   33 Whitehall St.,      Controller since                               of Rafferty
       10th Flr.                1999
  New York, NY 10004
        Age: 56
------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis        Secretary since         One year         Vice President, U.S.
   615 East Michigan            2004                               Bancorp Fund Services,
        Street                                                      LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 31
------------------------------------------------------------------------------------------------------------------
   Angela M. Brickl      Assistant Secretary       One year              Compliance
   615 East Michigan         since 2004                              Administrator, U.S.
        Street                                                      Bancorp Fund Services
  Milwaukee, WI 53202                                               LLC, 2003 -- present,
        Age: 28                                                       Business Analyst,
                                                                   Strong Financial Corp.,
                                                                    2002 -- 2003, Senior
                                                                       Auditor, Arthur
                                                                    Andersen 1999 -- 2002
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
       OFFICERS
   Daniel D. O'Neill            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 37
-----------------------  -------------------
   Timothy P. Hagen             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 63
-----------------------  -------------------
   Philip A. Harding            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 62
-----------------------  -------------------
   Steven P. Sprague            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 56
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 31
-----------------------  -------------------
   Angela M. Brickl             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 28
-----------------------  -------------------

  * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

 ** The Potomac Insurance Trust currently offer for sale to the public 4 portfolios of the 22 currently registered with the SEC.

*** Mr. Boyle was an interested Trustee for the period May through September
    2004 due to his daughter being employed by Rafferty Capital Markets, LLC.

    The Trustees and Officers table is current as of April 1, 2005.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT

          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN

          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

COUNSEL

          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR

          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Beginning with the Funds' first and third quarters ending after July 9, 2004, the Funds, will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2005


                   [THE POTOMAC FUNDS LOGO]
                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                 APRIL 15, 2005

Dear Shareholder,

This first Semi-Annual Report for the HCM Freedom Fund is unusual because it covers a period of time (mid-December through the end of February) shorter than a routine Semi-Annual Report. If you are a shareholder in the Fund, you were most likely previously a managed account client of Horizon Capital Management who decided to join us as we embark on our new business model. We thank you for coming aboard and look forward to our mutual success.

The markets into which we launched our new Fund were not the most inviting. In fact, in the first three months of 2005, stock and bond funds on average lost money for the first quarter in eight years. For stock funds, the quarter was the worst period of performance in two years and the average bond fund lost money for only the second quarter since 2000. The markets have had negative reactions to much higher oil prices, slightly higher interest rates and apparently rising inflation, among other things. Unfortunately, we did not always recognize the risks.

The HCM Freedom Fund did well from its launch in mid-December through the end of the year, gaining 1.95% by the end of the year. Unfortunately, the rally which began just prior to the Presidential election ended abruptly in early January. On the first two business days of the New Year, the S&P 500 declined 2%. We did not anticipate such a movement, and the Fund suffered losses of 3.92%. We moved the Fund's portfolio to cash and some short positions, which resulted in additional struggles in February when the Market gained somewhat. As a consequence, for the period covered by this Semi-Annual Report, the Fund lost 3.25% compared to a total return for the S&P 500 of 1.71%.

We created the HCM Freedom Fund because we feel that we can best implement our investment philosophy - active management designed to seek upside while protecting against downside - by managing the Fund. We are not pleased with the performance of the Fund for its first Semi-Annual period and have learned from the experience. In short, the markets were tricky and we tried to do too much with our new capabilities. (From February 28th, the end of the Semi-Annual Period, through April 15th, the date that we are writing this letter, we were more patient and the Fund outperformed the S&P by 4%, declining 0.78% compared to a loss for the S&P 500 of 4.87%.)

We thank you for moving your assets to the Fund and we look forward to good times ahead. Because the Semi-Annual Report takes a snapshot of the portfolio at February 28 but is not mailed until 60 days later, the positions listed in this Semi-Annual Report may no longer be in the Fund at the time you read it.

Sincerely,

The Potomac Funds--Rafferty Asset Management, LLC
Dexter Lyons, Mark Thomas Horizon Capital Management

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AND INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EXPENSE EXAMPLE (UNAUDITED)
                               FEBRUARY 28, 2005

As a shareholder of the HCM Freedom Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (December 8, 2004 - February 28, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $15.00 wire transfer free discussed above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

                                                                  HCM FREEDOM FUND
                                          -----------------------------------------------------------------
                                                                                              EXPENSES PAID
                                                    BEGINNING                 ENDING          DURING PERIOD
                                                ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2004 -
                                            SEPTEMBER 1, 2004      FEBRUARY 28, 2005      FEBRUARY 28, 2005
                                          -------------------    -------------------    -------------------
Actual                                    $          1,000.00    $            956.09    $              5.22*
Hypothetical (5% return before
  expenses)                                          1,000.00               1,013.39                  11.48**

 * Expenses are equal to the Fund's annualized expense ratio of 2.30%, multiplied by the average account value over the period December 8, 2004 - February 28, 2005, the Fund's commencement date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 2.30%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                HCM FREEDOM FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2005

(PIE CHART)

HCM Freedom Fund

U.S. Government Agency Obligations           65%
Energy                                        8%
Consumer Discretionary                        6%
Health Care                                   4%
Industrials                                   3%
Information Technology                        3%
Consumer Staples                              2%
Financials                                    2%
Investment Companies                          2%
Materials                                     2%
Cash*                                         2%
Utilities                                     1%

THESE PERCENTAGES IN THE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                                HCM FREEDOM FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
PREFERRED STOCKS - 0.2%
Metals & Mining - 0.2%
    15,814   Gerdau SA ADR                $    312,168
                                          ------------
             TOTAL PREFERRED STOCKS
               (Cost $299,745)                 312,168
                                          ------------
COMMON STOCKS - 34.2%
Aerospace & Defense - 0.6%
     3,921   Precision Castparts Corp.         295,095
     6,428   Rockwell Collins, Inc.            296,009
     5,517   United Defense
               Industries, Inc.                301,890
                                          ------------
                                               892,994
                                          ------------
Air Freight & Logistics - 0.2%
     5,184   HUB Group, Inc.*                  301,450
                                          ------------
Airport Development & Maintenance - 0.2%
     9,500   Grupo Aeroportuario del
               Sureste SA de CV ADR            302,480
                                          ------------
Beverages - 0.4%
     5,154   Fomento Economico
               Mexicano SA de CV ADR
               ADR                             311,405
     7,039   Hansen Natural Corp.*             308,097
                                          ------------
                                               619,502
                                          ------------
Biotechnology - 0.2%
     5,814   Gen-Probe, Inc.*                  295,991
                                          ------------
Capital Markets - 0.4%
    11,099   Eaton Vance Corp.                 299,229
     3,700   Legg Mason, Inc.                  298,368
                                          ------------
                                               597,597
                                          ------------
Chemicals - 1.4%
     4,017   BASF AG ADR                       300,873
     6,980   Lubrizol Corp.                    297,558
     8,774   Lyondell Chemical Co.             297,000
     6,036   Nova Chemicals Corp.(+)           302,404
    12,265   Olin Corp.                        306,012
     3,287   Potash Corp of
               Saskatchewan(+)                 291,951
    13,263   Syngenta AG ADR*                  299,213
                                          ------------
                                             2,095,011
                                          ------------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Commercial Banks - 0.4%
    13,680   ICICI Bank Ltd. ADR          $    309,852
    12,542   Texas Capital Bancshares,
               Inc.*                           297,245
                                          ------------
                                               607,097
                                          ------------
Communications Equipment - 0.2%
     5,477   F5 Networks, Inc.*                301,728
                                          ------------
Computers & Peripherals - 0.6%
     6,760   Apple Computer, Inc.*             303,253
    12,392   M-Systems Flash Disk
               Pioneers*                       292,699
     7,413   QLogic Corp.*                     298,670
                                          ------------
                                               894,622
                                          ------------
Construction & Engineering - 0.2%
    14,720   The Shaw Group Inc.*              306,176
                                          ------------
Construction Materials - 0.4%
     7,398   Cemex S.A. de C.V. ADR            295,698
     4,498   Texas Industries, Inc.            300,017
                                          ------------
                                               595,715
                                          ------------
Containers & Packaging - 0.4%
    18,680   Crown Holdings, Inc.*             307,286
     4,544   Silgan Holdings, Inc.             302,085
                                          ------------
                                               609,371
                                          ------------
Distributors - 0.2%
     8,479   WESCO International,
               Inc.*                           304,650
                                          ------------
Diversified Financial Services - 0.2%
     6,402   Alliance Capital
               Management Holding LP           301,086
                                          ------------
Electronic Equipment & Instruments - 0.4%
     7,459   Amphenol Corp.*                   297,614
     3,384   Genlyte Group, Inc.*              303,951
                                          ------------
                                               601,565
                                          ------------
Energy Equipment & Services - 2.3%
     4,333   Atwood Oceanics, Inc.*            297,894
     5,992   Cal Dive International,
               Inc.*                           304,274
     6,053   Diamond Offshore Drilling         299,623
     4,908   Hydril*                           294,824
     6,382   Lone Star Technologies*           289,168
     8,285   Maverick Tube Corp.*              294,615
     6,684   National-Oilwell, Inc.*           303,053
     8,415   NS Group, Inc.*                   287,877

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 34.2% (CONTINUED)
Energy Equipment & Services - 2.3% (Continued)
    11,905   Patterson-UTI Energy,
               Inc.                       $    297,625
     9,416   Rowan Cos, Inc.                   298,299
     6,595   Unit Corp.*                       301,919
     8,047   Varco International,
               Inc.*                           303,452
                                          ------------
                                             3,572,623
                                          ------------
Food & Staples Retailing - 0.2%
     7,939   Central European
               Distribution Corp.*             305,810
                                          ------------
Food Products - 0.6%
    12,537   Archer-Daniels-Midland
               Co.                             302,142
     7,903   Pilgrim's Pride Corp.             300,156
     6,580   Ralcorp Holdings, Inc.            306,299
                                          ------------
                                               908,597
                                          ------------
Health Care Equipment & Supplies - 1.2%
     4,428   C.R. Bard, Inc.                   294,462
     3,640   Cooper Cos, Inc.                  299,754
    10,249   Immucor, Inc.*                    304,446
     6,280   Intuitive Surgical, Inc.*         296,102
    10,381   Palomar Medical
               Technologies, Inc.*             299,596
     4,266   Ventana Medical Systems*          286,803
                                          ------------
                                             1,781,163
                                          ------------
Health Care Providers & Services - 2.2%
    21,946   Allscripts Healthcare
               Solutions, Inc.*                294,076
     7,500   AMERIGROUP Corp.*                 298,950
     8,910   Centene Corp.*                    297,238
     3,293   Cigna Corp.                       299,004
     4,758   Coventry Health Care,
               Inc.*                           300,230
     6,814   Medco Health Solutions,
               Inc.*                           302,678
     6,012   Patterson Cos, Inc.*              298,315
     7,056   SFBC International, Inc.*         306,583
     4,884   Sierra Health Services*           300,659
     3,297   UnitedHealth Group, Inc.          300,555
     2,461   Wellpoint, Inc.*                  300,390
                                          ------------
                                             3,298,678
                                          ------------
Hotels Restaurants & Leisure - 1.4%
     6,134   Ameristar Casinos, Inc.           300,443
    12,632   Bluegreen Corp.*                  311,758
    14,778   Caesars Entertainment,
               Inc.*                           296,447

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Hotels Restaurants & Leisure - 1.4% (Continued)
     7,041   CBRL Group, Inc.             $    301,425
     5,495   Panera Bread Co.*                 293,763
     4,829   Penn National Gaming,
               Inc.*                           291,478
     8,886   Sonic Corp.*                      299,369
                                          ------------
                                             2,094,683
                                          ------------
Household Durables - 1.7%
     1,736   Beazer Homes USA, Inc.            298,453
     2,399   KB Home                           299,395
     3,715   MDC Holdings, Inc.                295,788
     3,968   Meritage Homes Corp.*             290,577
       373   NVR, Inc.*                        295,509
     3,890   Pulte Homes, Inc.                 303,498
     4,224   Ryland Group, Inc.                293,779
     3,673   Standard-Pacific Corp.            293,840
     3,376   Toll Brothers, Inc.*              297,257
                                          ------------
                                             2,668,096
                                          ------------
Household Products - 0.2%
     6,673   Central Garden and Pet
               Co.*                            304,422
                                          ------------
Insurance - 0.6%
     3,995   Philadelphia Consolidated
               Holding Co.*                    303,540
     8,088   Safety Insurance Group,
               Inc.                            299,822
     3,465   Stancorp Financial Group,
               Inc.                            301,767
                                          ------------
                                               905,129
                                          ------------
Internet Software & Services - 0.2%
     5,076   Websense, Inc.*                   303,799
                                          ------------
Investment Companies - 1.8%
     3,292   BLDRS Emerging Markets 50
               ADR Index Fund                  300,461
    12,453   iShares MSCI Austria
               Index Fund                      303,355
    11,797   iShares MSCI Brazil Index
               Fund                            296,105
     1,364   iShares MSCI Emerging
               Markets Index Fund              300,380
    11,637   iShares MSCI Italy Index
               Fund                            300,700
     3,227   iShares MSCI Pacific
               ex-Japan Index Fund             301,854
     8,818   iShares MSCI South Korea
               Index Fund                      302,722

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 34.2% (CONTINUED)
Investment Companies - 1.8% (Continued)
     8,352   iShares MSCI Spain Index
               Fund                       $    298,500
     3,337   iShares S&P Latin America
               40 Index Fund                   297,827
                                          ------------
                                             2,701,904
                                          ------------
IT Services - 0.2%
     3,960   Infosys Technologies Ltd
               ADR                             301,950
                                          ------------
Leisure Equipment & Products - 0.2%
     4,198   Polaris Industries, Inc.          292,978
                                          ------------
Machinery - 0.6%
     7,526   Gardner Denver, Inc.*             309,394
     8,329   Joy Global, Inc.                  306,091
     3,485   Toro Co.                          302,184
                                          ------------
                                               917,669
                                          ------------
Metals & Mining - 3.5%
    16,667   AK Steel Holding Corp.*           292,506
     9,852   BHP Billiton Ltd. ADR             303,047
     6,313   Cameco Corp.(+)                   287,936
     4,449   Carpenter Technology              300,841
    11,538   Cia Siderurgica Nacional
               SA ADR                          297,450
     8,375   Cia Vale do Rio Doce ADR          293,125
     3,837   Cleveland-Cliffs, Inc.            308,303
     8,422   Commercial Metals Co.             293,086
     6,707   Massey Energy Co.                 292,291
    16,086   Mesabi Trust                      319,146
     9,993   Metal Management, Inc.            296,093
     4,719   Nucor Corp.                       294,182
    10,435   Oregon Steel Mills, Inc.*         303,763
     5,516   POSCO ADR                         299,243
     5,138   Quanex Corp.                      302,371
     5,135   Southern Peru Copper
               Corp.                           323,043
     6,522   Steel Dynamics, Inc.              290,490
     4,791   United States Steel Corp.         298,767
                                          ------------
                                             5,395,683
                                          ------------
Oil & Gas - 5.5%
     4,827   Apache Corp.                      303,522
     4,886   Berry Petroleum
               Co. - Class A                   302,492
     6,031   Burlington Resources,
               Inc.                            299,319
    19,072   Callon Petroleum Co.*             304,580

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Oil & Gas - 5.5% (Continued)
     2,662   ConocoPhillips               $    295,189
     6,996   Encore Acquisition Co.*           297,680
     4,766   Exxon Mobil Corp.                 301,735
    12,526   Goodrich Petroleum Corp.*         282,712
     7,431   Knightsbridge Tankers
               Ltd.(+)                         301,624
    18,171   Magnum Hunter Resources,
               Inc.*                           304,001
     3,031   Murphy Oil Corp.                  303,221
     4,073   Newfield Exploration Co.*         302,420
     4,211   Occidental Petroleum
               Corp.                           295,907
     7,463   Patina Oil & Gas Corp.            300,460
    13,550   Pengrowth Energy Trust(+)         292,138
     5,279   Premcor, Inc.                     289,712
    30,090   Provident Energy Trust(+)         302,405
     6,047   Quicksilver Resources,
               Inc.*                           301,020
     7,500   Resource America, Inc.            296,250
    12,029   Sasol Ltd. ADR                    305,416
     4,859   Southwestern Energy Co.*          296,399
     5,895   St Mary Land &
               Exploration Co.                 299,938
     7,591   Suncor Energy, Inc.(+)            296,429
     5,207   Ultra Petroleum Corp.*            293,414
     5,530   Unocal Corp.                      299,173
     4,175   Valero Energy Corp.               297,427
    15,568   Williams Cos, Inc.                293,145
     6,617   XTO Energy, Inc.                  301,206
                                          ------------
                                             8,358,934
                                          ------------
Personal Products - 0.2%
     6,673   USANA Health Sciences,
               Inc.*                           297,082
                                          ------------
Real Estate - 0.2%
     7,060   Jones Lang LaSalle, Inc.*         303,368
                                          ------------
Road & Rail - 0.6%
     5,935   Burlington Northern Santa
               Fe Corp.                        298,353
     6,560   JB Hunt Transport
               Services, Inc.                  309,566
     4,927   Yellow Roadway Corp.*             284,534
                                          ------------
                                               892,453
                                          ------------
Semiconductor & Semiconductor Equipment - 0.4%
    10,413   Nvidia Corp.*                     301,873
     7,082   Sigmatel, Inc.*                   295,248
                                          ------------
                                               597,121
                                          ------------

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 34.2% (CONTINUED)
Software - 0.8%
     8,446   Ansys, Inc.*                 $    303,718
     6,067   Hyperion Solutions Corp.*         306,262
     3,945   Quality Systems, Inc.             317,573
    13,118   Serena Software, Inc.*            303,026
                                          ------------
                                             1,230,579
                                          ------------
Specialty Retail - 2.0%
     5,561   Abercrombie & Fitch Co. -
               Class A                         298,626
     5,576   American Eagle Outfitters         301,829
     6,570   Building Material Holding
               Corp.                           303,140
    10,187   Chico's FAS, Inc.*                300,007
     5,039   Guitar Center, Inc.*              305,263
     9,646   K-Swiss, Inc.                     299,026
     5,720   Nordstrom, Inc.                   307,507
    10,874   Phillips-Van Heusen               301,536
     9,009   Steiner Leisure Ltd*(+)           296,846
     9,020   The Pantry Inc.*                  307,131
                                          ------------
                                             3,020,911
                                          ------------
Steel Works - 0.4%
     7,213   Mittal Steel Co N V ADR*          301,504
     3,422   Novamerican Steel,
               Inc.*(+)                        300,246
                                          ------------
                                               601,750
                                          ------------
Trading Companies & Distributors - 0.2%
     7,876   Watsco, Inc.                      300,548
                                          ------------
Utilities - 0.6%
     4,728   Energen Corp.                     304,956
    21,067   Korea Electric Power
               Corp. ADR                       294,938
     6,793   UGI Corp.                         303,987
                                          ------------
                                               903,881
                                          ------------
             TOTAL COMMON STOCKS
               (Cost $52,057,403)         $ 51,886,846
                                          ------------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.3%
22,000,000   Federal Home Loan Bank
               Discount Note, 2.22%,
               03/28/2005                 $ 21,958,998
74,350,000   Federal Home Loan Bank
               Discount Note, 2.3075%,
               03/16/2005                   74,273,946
                                          ------------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $96,232,944)         $ 96,232,944
                                          ------------
             Total Investments
               (Cost $148,590,092) -
               97.7%                      $148,431,958
             Other Assets in Excess of
               Liabilities - 2.3%            3,489,875
                                          ------------
             TOTAL NET ASSETS - 100.0%    $151,921,833
                                          ============

Percentages are calculated as a percent of net assets.

ADR  American Depository Receipt
  *  Non-income producing security.
(+)  Foreign security trading on U.S. exchange.

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                         FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------
                                          UNREALIZED
              CONTRACTS                  APPRECIATION
-----------------------------------------------------
SHORT FUTURES CONTRACTS
    140  NASDAQ 100 Index Futures
           Contracts Expiring March
           2005
           (Underlying Face Amount at
           Market Value $21,182,000)       $174,405
                                           --------
     68  Russell 2000 Index Futures
           Contracts Expiring March
           2005
           (Underlying Face Amount
           at Market Value
           $21,578,100)                       3,111
                                           --------
         Total Unrealized Appreciation
           on Short Futures Contracts      $177,516
                                           ========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2005

                                                               HCM FREEDOM
                                                                   FUND
                                                               ------------
ASSETS:
Investments, at market value (Note 2).......................   $148,431,958
Cash........................................................        335,656
Receivable from Investment Advisor..........................         16,892
Receivable from broker......................................        348,900
Deposit at broker...........................................      3,018,000
Dividends and interest receivable...........................         36,382
Other assets................................................         31,444
                                                               ------------
    Total Assets............................................    152,219,232
                                                               ------------
LIABILITIES:
Payable for Fund shares redeemed............................         27,515
Accrued expenses and other liabilities......................        269,884
                                                               ------------
    Total Liabilities.......................................        297,399
                                                               ------------
NET ASSETS..................................................   $151,921,833
                                                               ============
NET ASSETS CONSIST OF:
Capital stock...............................................   $156,438,664
Accumulated undistributed net investment income (loss)......        202,417
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, futures and
  swaps.....................................................     (4,738,630)
Net unrealized appreciation (depreciation) on:
  Investments...............................................       (158,134)
  Short positions...........................................             --
  Futures...................................................        177,516
                                                               ------------
    Total Net Assets........................................   $151,921,833
                                                               ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets..................................................   $151,921,833
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................      7,850,638
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................   $      19.35
                                                               ============
Cost of Investments.........................................   $148,590,092
                                                               ============

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE PERIOD ENDED FEBRUARY 28, 2005

                                                                 HCM FREEDOM FUND
                                                               --------------------
                                                               December 8, 2004(1)
                                                               to February 28, 2005
                                                               --------------------
INVESTMENT INCOME:
Dividend income.............................................       $   253,273
Interest income.............................................           447,693
                                                                   -----------
    Total investment income.................................           700,966
                                                                   -----------
EXPENSES:
Investment advisory fees....................................           215,888
Distribution expenses.......................................           172,710
Administration fees.........................................            17,878
Shareholder servicing fees..................................            11,176
Fund accounting fees........................................            10,555
Custody fees................................................             7,827
Federal and state registration..............................            25,551
Professional fees...........................................            14,787
Reports to shareholders.....................................            11,300
Directors' fees and expenses................................             6,423
Other.......................................................             2,295
                                                                   -----------
    Total expenses before waiver, reimbursement of expenses
     and dividends on short positions.......................           496,390
    Less: Waiver of expenses and reimbursement from
     Advisor................................................                --
                                                                   -----------
    Net expenses before dividends on short positions........           496,390
    Dividends on short positions............................             2,159
                                                                   -----------
    Total expenses..........................................           498,549
                                                                   -----------
NET INVESTMENT INCOME (LOSS)................................           202,417
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................        (4,079,988)
  Short positions...........................................          (318,573)
  Swaps.....................................................          (340,069)
                                                                   -----------
                                                                    (4,738,630)
                                                                   -----------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................          (158,134)
  Short positions...........................................                --
  Futures...................................................           177,516
                                                                   -----------
                                                                        19,382
                                                                   -----------
    Net realized and unrealized gain (loss) on
     investments............................................        (4,719,248)
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................       $(4,516,831)
                                                                   ===========

(1) Commencement of operations.

                     See notes to the financial statements.

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                               FEBRUARY 28, 2005

                                                                 HCM FREEDOM FUND
                                                               --------------------
                                                               December 8, 2004(1)
                                                               to February 28, 2005
                                                               --------------------
OPERATIONS:
Net investment income (loss)................................       $    202,417
Net realized gain (loss) on investments sold, securities
  sold short, futures and swaps.............................         (4,738,630)
Net unrealized appreciation (depreciation) on investments,
  short positions, futures and swaps........................             19,382
                                                                   ------------
    Net increase (decrease) in net assets resulting from
     operations.............................................         (4,516,831)
                                                                   ------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income.......................................                 --
Net realized gains..........................................                 --
                                                                   ------------
    Total distributions.....................................                 --
                                                                   ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...................................        161,211,708
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................                 --
Cost of shares redeemed.....................................         (4,773,044)
                                                                   ------------
    Net increase (decrease) in net assets resulting from
     capital share transactions.............................        156,438,664
                                                                   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        151,921,833
                                                                   ------------
NET ASSETS:
Beginning of period.........................................                 --
                                                                   ------------
End of period...............................................       $151,921,833
                                                                   ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...       $    202,417
                                                                   ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                                 HCM FREEDOM FUND
                                                               --------------------
                                                                  ADVISOR CLASS
                                                               --------------------
                                                               December 8, 2004(1)
                                                               TO FEBRUARY 28, 2005
                                                                   (Unaudited)
                                                               --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................       $      20.00
                                                                   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................            0.09(8)
Net realized and unrealized gain (loss) on investments(6)...              (0.74)
                                                                   ------------
    Total from investment operations........................              (0.65)
                                                                   ------------
LESS DISTRIBUTIONS:
Dividends from net investment income........................                 --
Distributions from realized gains...........................                 --
                                                                   ------------
    Total distributions.....................................                 --
                                                                   ------------
NET ASSET VALUE, END OF PERIOD..............................       $      19.35
                                                                   ============
TOTAL RETURN(7).............................................              (3.25%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................       $151,921,833
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................               2.30%(3)
  After expense reimbursement...............................               2.30%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................               0.94%(3,9)
  After expense reimbursement...............................               0.94%(3,9)
Portfolio turnover rate(5)..................................                496%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) Net Investment Income(loss) before dividends on short positions for the period ended February 28, 2005 was $0.09.

(9) Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended February 28, 2005 was 0.95%.

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                       NOTES TO THE FINANCIAL STATEMENTS

                         FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently operates 17 separate series, of which one fund, the HCM Freedom Fund (the "Fund") is included in this report. The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The HCM Freedom Fund commenced operations on December 8, 2004.

The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly or indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The Fund may also invest in fixed income securities directly or indirectly through ETFs, other investment companies and derivative instruments.

The Board has authorized the Fund's Advisor Class shares to pay Rule 12b-1 fees up to 1.00% of the Advisor Class average daily net assets. The Fund is currently paying 0.80% of the Advisor Class average daily net assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Pricing ("NOCP") provided by Nasdaq each business day. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Options, futures and other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - The Fund may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the

Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - The Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes.

  H) FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Each Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - The Fund intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

There were no distributions during the period ended February 28, 2005 for the Fund.

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

                                                                 HCM FREEDOM FUND
                                                               --------------------
                                                                   PERIOD ENDED
                                                               FEBRUARY 28, 2005(1)
                                                               --------------------
ADVISOR CLASS:
Shares Sold                                                          8,094,938
Shares issued to holders in reinvestment of dividends                       --
Shares redeemed                                                       (244,300)
                                                                     ---------
Total increase (decrease) from capital share transactions            7,850,638
                                                                     =========

(1) Commenced operations December 8, 2004.

4. INVESTMENT TRANSACTIONS

During the period ended February 28, 2005, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps, forward contracts and futures contracts) were:

                                                              HCM FREEDOM FUND
                                                              ----------------
Purchases                                                       $270,417,058
Sale                                                            $214,298,494

There were no purchases or sales of long-term U.S. Government securities.

Transactions in short futures contracts for the period ended February 28, 2005, for the Fund were as follows:

                                                                   HCM FREEDOM FUND
                                                              --------------------------
                                                                          AGGREGATE FACE
                                                              NUMBER OF      VALUE OF
                                                              CONTRACTS     CONTRACTS
                                                              ---------   --------------
Outstanding at beginning of year                                  --       $        --
Contracts opened                                                 208        42,937,616
Contracts closed                                                  --                --
                                                                 ---       -----------
Outstanding at end of year                                       208        42,937,616
                                                                 ===       ===========

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1st and the end of its fiscal year.

At February 28, 2005, the Fund did not defer any post-October losses.

At February 28, 2005, there were no capital loss carryovers.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses and security transactions in real estate investment trusts. There were no permanent book-to-tax differences for the Fund for the period ending February 28, 2005.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the HCM Freedom Fund (the "Sub-Advised Fund") whereby the sub-advisor will direct investment activities of the Sub-Advised Fund. The Advisor pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Fund. For the period ended February 28, 2005, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to the Fund's daily net assets. The Advisor may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. The annual advisory rate for the Fund is 1.00%. The annual cap on the expenses is 2.45% for the Fund. For the period ended February 28, 2005, the Advisor did not pay any expenses on behalf of the Fund.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

6. SWAP CONTRACTS

The Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the funds.)

In a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as "unrealized gains or losses on swaps and futures" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps and futures". Swap contracts are collateralized by the securities and cash of each particular Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

                                 POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL               NUMBER OF
                            POSITION(S)                               OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*     Chairman of the      Lifetime of Trust     Chairman and Chief              17
  33 Whitehall St.,          Board of          until removal or     Executive Officer of
      10th Flr.         Trustees since 1997       resignation             Rafferty,
    New York, NY                                                   1997 -- present; Chief
        10004                                                       Executive Officer of
       Age: 63                                                       Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
   Jay F. Higgins*      Trustee since 1997     Lifetime of Trust      Chairman, Bengal               17
  33 Whitehall St.,                            until removal or         Partners LLC,
      10th Flr.                                   resignation       1998 -- present (NASD
    New York, NY                                                       Broker Dealer).
        10004
       Age: 60
------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*          None
  33 Whitehall St.,
      10th Flr.
    New York, NY
        10004
       Age: 63
----------------------  -------------------
   Jay F. Higgins*         Dwango North
  33 Whitehall St.,        America Corp
      10th Flr.         (radio, telephone,
    New York, NY          communications)
        10004
       Age: 60
----------------------  -------------------

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***     Trustee since 2002    Lifetime of Trust     President, Kevin G.             17
   33 Whitehall St.,                           until removal or    Boyle Securities, Inc.,
       10th Flr.                                  resignation         1981 -- present.
     New York, NY
         10004
        Age: 64
------------------------------------------------------------------------------------------------------------------
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief             17
   33 Whitehall St.,                           until removal or     Executive Officer of
       10th Flr.                                  resignation      Byrne Securities Inc.,
     New York, NY                                                     1992 -- present;
         10004                                                      Trustee, The Opening
        Age: 61                                                         Word Program,
                                                                    Wyandanch, New York.
------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust    Business Consultant,             17
   33 Whitehall St.,                           until removal or       1985 -- present;
       10th Flr.                                  resignation       Trustee of Estate of
     New York, NY                                                    Charles S. Payson,
         10004                                                        1987 -- present.
        Age: 62

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***            None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 64
-----------------------  -------------------
    Daniel J. Byrne             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 61
-----------------------  -------------------
 Gerald E. Shanley III          None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 62

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
       OFFICERS
   Daniel D. O'Neill       Chief Executive         One year         Managing Director of
   33 Whitehall St.,     Officer since 2003,                              Rafferty,
       10th Flr.           President since                            1999 -- present;
  New York, NY 10004            1999                                 Portfolio Manager,
        Age: 37                                                       Hermitage Capital
                                                                         Management,
                                                                        1998 -- 1999;
                                                                   Associate, Akin, Gump,
                                                                   Strauss, Hauer & Feld,
                                                                   LLP, 1995 -- 1998 (law
                                                                           firm).
------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagen       Chief Compliance         One year           Vice President of
   33 Whitehall St.,      Officer and Chief                               Rafferty,
       10th Flr.          Financial Officer                           1997 -- present.
     New York, NY            since 2004
         10004
        Age: 63
------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice           One year           Vice President of
   33 Whitehall St.,       President since                                Rafferty,
       10th Flr.                1999                                  1997 -- present.
  New York, NY 10004
        Age: 62
------------------------------------------------------------------------------------------------------------------
   Steven P. Sprague        Treasurer and          One year        Chief Financial Officer
   33 Whitehall St.,      Controller since                               of Rafferty
       10th Flr.                1999
  New York, NY 10004
        Age: 56
------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis        Secretary since         One year         Vice President, U.S.
   615 East Michigan            2004                               Bancorp Fund Services,
        Street                                                      LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 31
------------------------------------------------------------------------------------------------------------------
   Angela M. Brickl      Assistant Secretary       One year              Compliance
   615 East Michigan         since 2004                              Administrator, U.S.
        Street                                                      Bancorp Fund Services
  Milwaukee, WI 53202                                               LLC, 2003 -- present,
        Age: 28                                                       Business Analyst,
                                                                   Strong Financial Corp.,
                                                                    2002 -- 2003, Senior
                                                                       Auditor, Arthur
                                                                    Andersen 1999 -- 2002
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
       OFFICERS
   Daniel D. O'Neill            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 37
-----------------------  -------------------
   Timothy P. Hagen             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 63
-----------------------  -------------------
   Philip A. Harding            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 62
-----------------------  -------------------
   Steven P. Sprague            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 56
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 31
-----------------------  -------------------
   Angela M. Brickl             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 28
-----------------------  -------------------

  * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

 ** The Potomac Insurance Trust currently offer for sale 4 portfolios of the 22 currently registered with the SEC.

*** Mr. Boyle was an interested Trustee for the period May through September
    2004 due to his daughter being employed by Rafferty Capital Markets, LLC.

    The Trustees and Officers table is current as of April 1, 2005.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall St. 10th Floor
          New York, NY 10004

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Beginning with the Fund's first and third quarters ending after July 9, 2004, the Fund will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2005


                 [THE HCM FREEDOM FUND LOGO]
                          33 Whitehall St., 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.


Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not Applicable
      Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy
      Item 2 requirements through filing an exhibit.


     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Potomac Funds
                       ------------------------------------------------

         By (Signature and Title) /s/ DANIEL O'NEILL
                                 ----------------------------------------------
                                            Daniel O'Neill, President, CEO

         Date  5/6/05
             ---------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ DANIEL O'NEILL
                                  ---------------------------------------------
                                            Daniel O'Neill, President, CEO

         Date 5/6/05
             ---------------------------------------------------------------

         By (Signature and Title)* /s/ TIMOTHY P. HAGAN
                                  ---------------------------------------------
                                    Timothy P. Hagan, Chief Financial Officer

         Date 5/6/05
             ---------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.